Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (2.7%)
[1]	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	6,265	6,673
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	6,265	7,106
[2,3]	Alabama Federal Aid Highway Finance Authority Miscellaneous Taxes Revenue TOB VRDO	0.090%	2/3/22	2,200	2,200
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	760	902
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	7,925	9,487
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,927
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	9,000	9,084
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	328
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	519
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	510	602
	Birmingham AL GO	5.000%	6/1/27	1,315	1,555
	Birmingham Water Works Board Water Revenue	5.000%	1/1/24	250	269
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	444
	Birmingham Water Works Board Water Revenue, ETM	5.000%	1/1/23	430	447
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	1,000	1,124
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,526
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/22	190	192
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	256
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	380	389
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,332
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	230	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	241
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	916
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	7,877
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	228
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	268
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	934
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	270
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	806
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,628
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	1,098
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,767
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,410
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,391
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,576
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,896
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	3,108
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	58,145	63,178
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/22	1,025	1,031
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	418
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	374
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,077
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	849
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	64,150	70,597
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	76,005	76,785
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	82,165	85,821
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	105,625	116,116
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	79,670	87,583
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.968%	12/1/23	35,000	35,080
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	195	199
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	267
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	235
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,120
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,290
	Homewood AL GO, Prere.	5.000%	9/1/26	500	578
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	14,597
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,333
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,123
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	250	268
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	200	215
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	475	527
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	350	388
	Huntsville AL Electric System Electric Power & Light Revenue	4.000%	12/1/25	210	232
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/25	310	354
	Huntsville AL GO	5.000%	5/1/23	2,680	2,822
	Huntsville AL GO	5.000%	5/1/24	2,815	3,063
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,499
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,280
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	4,365	4,365
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	4,753
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	492
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	238
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	611
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,844
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,091
	Jefferson County AL GO	5.000%	4/1/24	5,500	5,949
	Jefferson County AL GO	5.000%	4/1/25	3,950	4,404
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	642
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,665
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	7,387
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,392
[6,7]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,930
[6,7]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	10,273
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/22	850	871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	40,025	43,370
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,370
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	600	602
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	1,010	1,014
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/23	1,345	1,403
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,861
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,616
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,616
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,571
[2,3]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	0.080%	2/3/22	36,475	36,475
	Montgomery AL GO	3.000%	12/1/22	750	765
	Montgomery AL GO	3.000%	12/1/23	250	259
	Montgomery AL GO	3.000%	12/1/24	205	215
	Montgomery AL GO	3.000%	12/1/25	500	531
	Montgomery AL GO	3.000%	12/1/26	265	284
	Montgomery AL GO	3.000%	12/1/27	925	1,001
	Montgomery AL GO	3.000%	12/1/28	1,850	2,015
	Mountain Brook Board of Education GO	4.000%	3/1/22	300	301
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	155
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	106
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	152
	Mountain Brook Board of Education GO	4.000%	3/1/26	225	250
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	226
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,115	72,660
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,238
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,077
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,644
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	29,485	31,148
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/22	400	404
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	779
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	551
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	946
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	823
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/27	2,420	2,693
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/28	3,985	4,477
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	235
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	1,425	1,518
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	607
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	769
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,391
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	2,425	2,716
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	35,000	39,038
[4]	Troy University College & University Revenue	5.000%	11/1/23	735	786
[4]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,614
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/23	200	208
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	161
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	290	339
[4]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	3,485	3,548
[4]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	3,867
[4]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	4,192
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	495	508
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,065
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,207
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,425
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,322
	University of Alabama College & University Revenue	5.000%	7/1/26	1,625	1,879
	University of Alabama College & University Revenue	5.000%	7/1/27	85	101
[4]	University of South Alabama College & University Revenue	5.000%	10/1/22	325	334
	University of South Alabama College & University Revenue	5.000%	11/1/22	1,080	1,114
[4]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	533
[4]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	577
[6]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	460
[6]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	663
[4]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	879
					1,039,224
Alaska (0.4%)
	Alaska GO	5.000%	8/1/22	5,590	5,717
	Alaska GO	5.000%	8/1/25	1,435	1,495
	Alaska GO	5.000%	8/1/29	2,650	2,973
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	944
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,193
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,684
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,788
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,048
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,211
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	2,073
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,599
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	561
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,972
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	2,410	2,497
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	1,755	1,819
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,714
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	5,134
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/22	10,465	10,687
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	14,593
	Anchorage AK GO	5.000%	9/1/22	2,000	2,052
	Anchorage AK GO	5.000%	9/1/22	1,675	1,718
	Anchorage AK GO	5.000%	9/1/25	5,010	5,490
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	651
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/25	575	643
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,525	1,563
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,434
	Municipality of Anchorage AK GO	5.000%	9/1/26	625	724
	Municipality of Anchorage AK GO	5.000%	9/1/26	370	429
	Municipality of Anchorage AK GO	5.000%	9/1/27	620	736
	Municipality of Anchorage AK GO	5.000%	9/1/27	370	439
	Municipality of Anchorage AK GO	5.000%	9/1/28	825	997

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Municipality of Anchorage AK GO	5.000%	9/1/28	425	514
Municipality of Anchorage AK GO	5.000%	9/1/29	625	770
Municipality of Anchorage AK GO	5.000%	9/1/29	415	511
North Slope AK GO	4.000%	6/30/22	4,000	4,058
North Slope AK GO	4.000%	6/30/25	18,240	19,887
North Slope AK GO	4.000%	6/30/26	16,175	17,983
North Slope Borough AK GO	5.000%	6/30/25	800	899
North Slope Borough AK GO	5.000%	6/30/26	600	693
North Slope Borough AK GO	5.000%	6/30/27	415	489
North Slope Borough AK GO	5.000%	6/30/28	365	437
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.500%	6/1/31	1,000	961
Valdez AK Industrial Revenue VRDO	0.110%	2/1/22	2,745	2,745
				135,525
Arizona (1.6%)
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	1,055	1,070
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	500	507
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	510	538
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	594
Arizona Board of Regents College & University Revenue	5.000%	7/1/23	325	344
Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	974
Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,765	1,990
Arizona Board of Regents College & University Revenue	5.000%	7/1/26	1,630	1,890
Arizona Board of Regents College & University Revenue	5.000%	7/1/27	2,200	2,614
Arizona Board of Regents College & University Revenue	5.000%	7/1/28	1,625	1,973
Arizona Board of Regents COP	5.000%	6/1/24	670	730
Arizona Board of Regents COP	5.000%	6/1/25	1,245	1,397
Arizona Board of Regents COP	5.000%	6/1/26	1,185	1,364
Arizona COP, ETM	5.000%	10/1/22	4,995	5,143
Arizona COP, ETM	5.000%	10/1/23	6,720	7,177
Arizona COP, ETM	5.000%	10/1/23	19,820	21,169
Arizona COP, ETM	5.000%	10/1/24	20,920	23,047
Arizona COP, ETM	5.000%	10/1/26	8,145	9,501
Arizona COP, ETM	5.000%	10/1/28	4,075	4,979
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,464
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	16,442
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	1,000	1,090
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	20,000	20,375
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,150	7,284
Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	835	866
Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,250	3,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/22	320	328
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/23	600	630
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	644
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	820
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,110
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,110
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	843
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	963
[2]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	535
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/24	135	147
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	143
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	187
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	148
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	677
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	807
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	738
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	153
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	821
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	145
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,600	1,870
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	267
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,395	1,665
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	303
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,700	2,067
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,510
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	1,987
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,598
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,694
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,787
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,891
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,853
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,500	1,723
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,701
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,862
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	4,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,886
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/27	1,500	1,773
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/27	1,000	1,188
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	445
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	570
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,665	2,822
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	2,068
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	2,109
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	2,146
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	2,180
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	449
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	5,300	5,793
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	11,426
[2,3]	Arizona State Tourism & Sports Authority Tax Miscellaneous Revenue TOB VRDO	0.090%	2/3/22	7,600	7,600
	Arizona State University College & University Revenue	5.000%	7/1/22	3,250	3,312
	Arizona State University College & University Revenue	5.000%	7/1/22	3,185	3,246
	Arizona State University College & University Revenue	5.000%	7/1/22	455	464
	Arizona State University College & University Revenue	5.000%	7/1/22	300	306
	Arizona State University College & University Revenue	5.000%	7/1/23	690	731
	Arizona State University College & University Revenue	5.000%	7/1/23	500	529
	Arizona State University College & University Revenue	5.000%	7/1/23	500	529
	Arizona State University College & University Revenue	5.000%	7/1/24	400	438
	Arizona State University College & University Revenue	5.000%	7/1/24	400	438
	Arizona State University College & University Revenue	5.000%	7/1/25	800	872
	Arizona State University College & University Revenue	5.000%	7/1/25	730	823
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	1,030	1,126
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/25	1,055	1,189
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/26	1,010	1,171
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	7,905	8,646
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	11,500	12,967
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	9,450	9,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	2,045	2,106
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	124
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	136
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	168
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	119
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	356
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	459
	Chandler AZ GO	4.000%	7/1/25	1,025	1,120
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,261
[6]	Glendale AZ GO	5.000%	7/1/22	1,920	1,956
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,100	3,159
	Glendale AZ Sales Tax Revenue	5.000%	7/1/28	250	288
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/27	1,020	1,209
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/28	1,340	1,619
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	750	755
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	773
	Glendale IDA Student Loan Revenue	5.000%	5/15/23	450	473
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	977
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	332
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,216
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	260	275
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	126
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	129
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	116
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	296
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	362
	Goodyear Public Improvement Corp. Sales Tax Revenue	5.000%	7/1/22	1,500	1,529
	Kyrene Elementary School District No. 28 GO	5.000%	7/1/26	1,640	1,896
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	128
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	98
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	106
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	86
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	93
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/26	450	522
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/27	675	803
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	575
[2,3]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	3,570	3,570
	Maricopa County AZ Unified School District No. 97-Deer Valley (School Improvement Project) GO	2.500%	7/1/24	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	5,000	5,466
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	601
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	563
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/26	1,750	2,025
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/27	1,010	1,199
[4]	Maricopa County Elementary School District No. 1-Phoenix Elementary GO	5.000%	7/1/23	25	26
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	161
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	154
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	215
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	219
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	249
[2]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	1,150	1,262
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	5,510	5,729
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,447
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	728
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,500	1,547
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	16,406
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	11,534
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	14,322
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.440%	10/18/22	12,520	12,523
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.630%	10/18/24	2,280	2,291
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.860%	9/1/24	4,500	4,521
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	2,610	2,546
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,245	1,215
	Maricopa County Pollution Control Corp. Industrial Revenue PUT	1.050%	6/1/22	5,125	5,126
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,152
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,665	1,873
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,850
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	4,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,168
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/26	1,725	2,001
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/27	2,340	2,779
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/28	2,000	2,428
[8]	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/23	950	991
[8]	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,351
[8]	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,740	4,205
[8]	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,367
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/25	495	559
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/24	600	657
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/26	500	580
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/27	575	685
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,232
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,365	1,542
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/26	1,000	1,161
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/22	1,790	1,824
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	140	143
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	140	148
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	125	137
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	118
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	180	208
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	238
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	135	164
	Mesa AZ GO	5.000%	7/1/25	300	338
	Mesa AZ GO	5.000%	7/1/26	275	319
	Mesa AZ GO	5.000%	7/1/27	410	487
	Mesa AZ GO	5.000%	7/1/28	390	474
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/25	785	884
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/26	1,300	1,503
[4]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	408
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	4,755	4,845
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	1,775	1,809
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,155
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	4,125	4,510
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	4,000	4,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,255	3,748
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	200	204
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	143
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	105
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	434
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	446
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	7,350	7,489
	Pima County AZ Sewer System Sewer Revenue, COP	5.000%	7/1/29	1,135	1,404
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	655	660
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/24	300	313
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/27	340	360
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/28	355	374
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/29	365	382
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,446
[4]	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/22	1,000	1,018
[4]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	317
[4]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	382
[4]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	842
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,019
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,980	3,099
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	6,145	6,613
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	10,990	12,214
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	10,150	11,617
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	11,170	13,133
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	14,590	17,531
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	5,200	6,382
[2,3]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	0.070%	2/3/22	8,000	8,000
	Scottsdale AZ GO	3.000%	7/1/23	25	26
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	105	107
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	225	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	266
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	350	382
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	401
[2]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	105	105
	University of Arizona College & University Revenue	5.000%	6/1/23	25	26
	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,110
	University of Arizona College & University Revenue	5.000%	6/1/24	800	873
	University of Arizona College & University Revenue	5.000%	6/1/25	1,500	1,688
	University of Arizona College & University Revenue	5.000%	6/1/25	2,000	2,250
	University of Arizona College & University Revenue	5.000%	8/1/25	710	803
	University of Arizona College & University Revenue	5.000%	8/1/25	1,000	1,131
	University of Arizona College & University Revenue	5.000%	6/1/26	1,175	1,319
	University of Arizona College & University Revenue	5.000%	6/1/26	1,250	1,446
	University of Arizona College & University Revenue	5.000%	6/1/26	4,350	5,033
	University of Arizona College & University Revenue	5.000%	8/1/26	765	888
	University of Arizona College & University Revenue	5.000%	6/1/27	2,500	2,966
	University of Arizona College & University Revenue	5.000%	8/1/27	825	981
	University of Arizona College & University Revenue	5.000%	6/1/28	1,500	1,818
	University of Arizona College & University Revenue	5.000%	6/1/28	1,215	1,472
	University of Arizona College & University Revenue	5.000%	6/1/29	4,000	4,593
[2,3]	University of Arizona College & University Revenue TOB VRDO	0.090%	2/3/22	6,715	6,715
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	601
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	843
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,426
	Yavapai County IDA Revenue	4.000%	10/1/22	3,350	3,424
	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,740
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,732
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,845
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	4,048
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,100	1,124
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,060
					616,940
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	815	815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	700	725
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,270
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	4,233
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	18,619
[5]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.610%	9/1/22	700	700
	Arkansas GO	5.000%	10/1/24	9,500	10,150
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,660	2,719
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	265	271
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	2,013
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,460
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	626
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,697
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	361
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	1,000	991
	Bryant School District No. 25 GO	1.000%	2/1/24	250	249
	North Little Rock School District No. 1 GO	5.000%	2/1/26	1,400	1,598
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	7,358
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,568
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,577
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,485
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,298
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,356
	Rogers AR Water Revenue	4.000%	11/1/29	140	149
[4]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	3,909
	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/22	3,090	3,190
	University of Arkansas College & University Revenue	5.000%	11/1/23	355	380
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	447
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	313
					83,527
California (6.8%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,040	3,234
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,540	1,596
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	1,985
[4]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	115	31
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	25,400	25,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	7,765	7,919
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	7,300	7,594
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	22,540	23,666
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	16,000	16,303
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.340%	4/1/24	3,925	3,928
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	4/1/27	10,000	10,001
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.410%	0.470%	4/1/28	11,000	11,019
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	4/1/26	6,875	6,924
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	36,240	36,394
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	8,185	8,220
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	14,175	14,235
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.160%	4/1/24	3,575	3,626
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.160%	4/1/24	1,250	1,268
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.250%	1.310%	4/1/27	1,000	1,043
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/24	3,250	3,437
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/25	3,750	4,077
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/26	3,750	4,175
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,274
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,887
	Beaumont Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	250	266
	Belmont-Redwood Shores School District GO, Prere.	5.000%	8/1/25	100	113
[2,3]	Burbank Unified School District GO TOB VRDO	0.080%	2/3/22	5,520	5,520
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/28	380	428
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/28	470	533
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/29	655	746
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/29	510	584
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	58,140	64,663
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	34,000	34,390
	California Department of Water Resources Water Revenue	5.000%	12/1/23	7,220	7,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.430%	12/1/22	21,700	21,719
[5]	California GO	0.000%	3/16/22	15,235	15,235
	California GO	5.000%	10/1/22	14,830	15,274
	California GO	5.000%	8/1/23	6,650	7,059
	California GO	5.000%	12/1/23	4,000	4,292
	California GO	5.000%	2/1/24	100	100
	California GO	5.000%	8/1/24	1,000	1,096
	California GO	5.000%	9/1/24	100	103
	California GO	5.000%	10/1/24	1,250	1,377
	California GO	5.000%	12/1/24	2,500	2,684
	California GO	5.000%	12/1/24	2,000	2,214
	California GO	3.000%	3/1/25	390	411
	California GO	4.000%	4/1/25	2,990	3,245
	California GO	5.000%	4/1/25	15,510	17,313
	California GO	5.000%	4/1/25	51,400	57,376
	California GO	5.000%	8/1/25	3,325	3,747
	California GO	5.000%	8/1/25	10,000	11,270
	California GO	5.000%	9/1/25	40,500	45,750
	California GO	5.000%	9/1/25	6,945	7,845
	California GO	4.000%	10/1/25	4,540	4,978
	California GO	5.000%	10/1/25	2,695	3,051
	California GO	3.000%	11/1/25	2,000	2,124
	California GO	5.000%	11/1/25	5,685	6,452
	California GO	5.000%	12/1/25	13,000	14,787
	California GO	3.000%	3/1/26	20,000	21,312
	California GO	5.000%	3/1/26	2,400	2,666
	California GO	5.000%	4/1/26	8,300	9,523
	California GO	5.000%	4/1/26	10,120	11,611
	California GO	5.000%	8/1/26	5,710	6,610
	California GO	5.000%	8/1/26	1,155	1,337
	California GO	5.000%	8/1/26	1,060	1,173
	California GO	5.000%	8/1/26	5,920	6,853
	California GO	5.000%	8/1/26	27,635	31,989
	California GO	5.000%	9/1/26	685	795
	California GO	5.000%	9/1/26	2,700	3,042
	California GO	5.000%	9/1/26	21,690	25,162
	California GO	5.000%	10/1/26	10,000	11,626
	California GO	5.000%	10/1/26	3,700	4,239
	California GO	4.000%	11/1/26	33,875	37,915
	California GO	5.000%	12/1/26	28,530	33,310
	California GO	3.500%	8/1/27	10,000	11,073
	California GO	5.000%	9/1/27	130	138
	California GO	5.000%	9/1/27	14,000	16,638
	California GO	4.000%	10/1/27	35,845	40,738
	California GO	5.000%	10/1/27	12,395	14,758
	California GO	5.000%	11/1/27	375	447
	California GO	5.000%	11/1/27	8,420	10,044
	California GO	5.000%	11/1/27	26,800	31,968
	California GO	5.000%	12/1/27	14,700	17,567
	California GO	5.000%	4/1/28	2,055	2,476
	California GO	5.000%	8/1/28	300	337
	California GO	5.000%	9/1/28	5,930	6,859
	California GO	5.000%	10/1/28	3,000	3,653
	California GO	5.000%	10/1/28	15,000	18,264
	California GO	5.000%	11/1/28	13,890	16,941
	California GO	5.000%	12/1/28	14,875	18,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/29	8,000	9,845
	California GO	5.250%	2/1/30	4,170	4,170
	California GO	5.000%	8/1/30	15,120	17,388
	California GO	4.000%	9/1/31	860	946
	California GO	5.000%	2/1/33	500	521
[2,3]	California GO TOB VRDO	0.080%	2/3/22	3,450	3,450
[2,3]	California GO TOB VRDO	0.080%	2/3/22	13,545	13,545
[2,3]	California GO TOB VRDO	0.080%	2/3/22	7,000	7,000
[2,3]	California GO TOB VRDO	0.080%	2/3/22	3,000	3,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	750	750
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,035	1,035
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,230	2,297
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	709
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,099
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,170
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	290	331
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,748
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	5,785	5,924
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.700%	10/18/22	10,000	10,083
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	11,349
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	31,000	32,015
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	3,000	3,098
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	8,070	8,287
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	17,115	18,075
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	1,023
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	21,990	24,814
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/3/22	8,500	8,500
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	5,000	5,000
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	460	460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	3,750	3,750
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	8,000	8,000
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	2/3/22	68,600	68,600
[2,3]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.080%	2/3/22	3,200	3,200
[5]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.410%	8/1/24	10,000	10,010
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	600	634
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,350	1,333
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,745
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/22	1,000	1,033
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	624
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,500	31,681
[5]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	6/1/26	3,600	3,637
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	360	365
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	200	206
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	633
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	442
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	400	436
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	500
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	870
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	789
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	985	1,073
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	896
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	707
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,846
[2]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.150%	5/2/22	10,325	10,325
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	375	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	372
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,606
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,750	5,921
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	5,000	5,215
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/23	4,025	4,211
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	1,000	1,053
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	4,565	4,795
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	5,770	6,089
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	12,880	13,754
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	7,750	8,352
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	4,000	4,331
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,265
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	17,410	19,307
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	6,000	6,723
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	100	101
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	17,900
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	20,568
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,852
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	100	105
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	21,558
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	19,812
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,400	4,065
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	19,515	23,432
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	6,000	7,229
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	5,930
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,166
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	6,948
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	625	669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,112
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,412
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	3,035
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	2,052
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,345	1,388
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,075
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	895	981
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/25	9,900	11,212
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,130	1,270
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,710
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,381
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	1,620	1,893
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,597
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/25	2,790	3,058
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,156
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,796
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	395	407
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	519
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,456
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	642
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,130
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,122
[2,3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	2/3/22	3,330	3,330
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	250	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	595	612
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/24	5,800	6,162
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,785
[2,3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	18,095	18,095
[2,3]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.460%	2/3/22	2,500	2,500
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	14,900	16,279
[9]	Clovis Unified School District GO	0.000%	8/1/22	755	753
	Coast Community College District GO	5.000%	8/1/23	6,240	6,625
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/25	1,515	1,690
	Cupertino Union School District GO, Prere.	4.000%	8/1/24	125	134
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,450	2,564
	East Bay Municipal Utility District CP	0.010%	3/3/22	6,880	6,880
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	2,060	2,228
[2,3]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.070%	2/3/22	36,780	36,780
	East Side Union High School District GO	2.000%	8/1/24	6,420	6,574
	East Side Union High School District GO	2.000%	8/1/25	1,895	1,950
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/25	360	407
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/26	410	477
[5]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.160%	7/1/24	2,200	2,200
	El Camino Healthcare District GO	5.000%	8/1/22	1,100	1,125
[9]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	3,954
[8]	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	1,000	1,078
[8]	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	548
[8]	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,113
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	4,300	4,424
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	7,765	7,934
[6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	450	453
[6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	800	837
[6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	675	728
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	440	479
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/22	4,665	4,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	6,015	6,348
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,945	2,178
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	850	982
[2,3,6]	Hayward Unified School District GO TOB VRDO	0.090%	2/7/22	3,250	3,250
[6]	Hemet Unified School District GO, Prere.	5.000%	8/1/24	200	219
[5]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.090%	3/2/22	4,750	4,750
[5]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.090%	3/2/22	3,350	3,350
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,502
	La Verne CA COP, ETM	5.000%	5/15/22	725	734
	Livermore Valley CA Joint Unified School District GO, Prere.	5.000%	8/1/24	915	1,003
[2,3]	Lodi CA Unified School District GO TOB VRDO	0.090%	2/3/22	3,700	3,700
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	351
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	2,000	2,143
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,500	10,414
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,780
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,250	10,140
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	14,880	16,311
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	13,180	14,448
[2,3]	Los Angeles CA Department of Water & Power Waterworks Water Revenue TOB VRDO	0.080%	2/3/22	5,500	5,500
[2,3]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	32,000	32,000
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	1,047
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,278
	Los Angeles CA Unified School District GO	5.000%	7/1/22	10,720	10,923
	Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,466
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,519
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	9,830
	Los Angeles CA Unified School District GO	5.000%	7/1/28	31,040	37,664
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	4,750	5,032
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,000	1,021
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,073
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,293
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	2,220	2,493
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,590	2,984
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	2,605	3,064
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	2,390	2,863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,217
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	8,535
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	27,215
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	3,155	3,818
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	100	101
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/32	500	505
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	9,000	10,015
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	8,500	9,819
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,000	2,374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,213
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,520	1,884
[2,3]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.080%	2/3/22	2,000	2,000
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,750	1,901
[6]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	717
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/22	425	433
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	400	423
	Metropolitan Water District of Southern California Water Revenue	2.250%	7/1/24	420	432
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	3,750	3,750
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	2,675	2,675
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	3,500	3,500
	Norris School District GO	0.000%	11/1/37	500	249
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	28,475	30,243
[2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.260%	2/1/22	10,000	10,000
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,000	2,253
	Orange County Water District COP	4.000%	2/15/25	11,580	12,550
[6]	Oxnard School District GO, Prere.	5.000%	8/1/23	230	244
	Palomar Community College District GO, Prere.	5.000%	5/1/25	195	219
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,680	2,762
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,484
	Peralta Community College District GO	5.000%	8/1/24	3,735	4,094
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,742
	Peralta Community College District GO	5.000%	8/1/26	2,500	2,909

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District GO	4.000%	8/1/30	7,790	8,282
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	781
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,774
[2,3]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/17/22	3,015	3,015
[3]	Riverside CA COP VRDO	0.040%	2/3/22	35,670	35,670
[3]	Riverside CA Electric Power & Light Revenue VRDO	0.050%	2/2/22	17,120	17,120
	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/24	500	551
[6]	Sacramento CA City Unified School District GO	4.000%	7/1/23	905	944
[6]	Sacramento CA City Unified School District GO	4.000%	7/1/25	600	656
[6]	Sacramento CA City Unified School District GO	4.000%	7/1/27	350	397
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	75	86
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,554
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	10,052
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/23	5,200	5,547
	San Diego Assn. of Governments South Bay Expressway Highway Revenue	5.000%	7/1/25	1,040	1,167
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,250	1,293
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,300	20,580
	San Diego County CA COP	5.000%	10/15/25	100	110
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	490	535
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,524
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	31,875	32,831
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	7,645	9,252
[3]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.080%	2/2/22	16,000	16,000
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	265	271
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,787
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	1,795	1,956
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,479
	San Francisco CA City & County COP	5.000%	4/1/29	2,595	2,929
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,692
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	3,966
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,856
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,693
	San Francisco CA City & County GO	5.000%	6/15/25	5,475	6,179
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,347
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	2/3/22	40,000	40,000
	San Francisco CA Public Utilities Commission Water Water Revenue	5.000%	11/1/25	210	239
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	49,000	48,088
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	4,960	5,038
	San Francisco Unified School District GO	4.000%	6/15/30	155	157
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,903
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,566
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	14,115
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	3,560	3,873
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/24	525	572
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	200	220
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	7,500	7,725
[7]	Solano County Community College District GO, ETM 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,486
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	7,550	8,131
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/28	5,340	6,019
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/29	7,085	7,976
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	410	459
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	19,452
	University of California College & University Revenue	4.000%	5/15/23	125	130
[8]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,327
[8]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,176
	University of California College & University Revenue	5.000%	5/15/25	2,935	3,289
	University of California College & University Revenue	5.000%	5/15/25	125	140
[8]	University of California College & University Revenue	5.000%	5/15/25	1,500	1,683
[8]	University of California College & University Revenue	5.000%	5/15/26	1,000	1,153
[8]	University of California College & University Revenue	5.000%	5/15/27	9,300	10,998
	University of California College & University Revenue	5.000%	5/15/27	270	320
	University of California College & University Revenue	5.000%	5/15/28	6,000	6,715
[8]	University of California College & University Revenue	5.000%	5/15/28	9,650	11,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	University of California College & University Revenue TOB VRDO	0.080%	2/3/22	5,700	5,700
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	500	549
[4]	Vacaville Unified School District GO, Prere.	5.000%	8/1/24	260	285
	Vernon CA Electric System Electric Power & Light Revenue	4.000%	4/1/22	470	473
	Vernon CA Electric System Electric Power & Light Revenue	4.000%	10/1/22	325	332
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	520	545
[8]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	428
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	490	522
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	775	837
[8]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	252
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	746
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	778
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	889
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	597
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	835
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	699
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	917
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	770
[8]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	580
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,325	1,349
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	1,023
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,408
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	1,079
[6]	William S Hart Union High School District GO	0.000%	9/1/27	515	468
	Yosemite Community College District GO	5.000%	8/1/32	3,155	3,566
					2,613,402
Colorado (1.4%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	12,232
	Adams 12 Five Star Schools GO	5.000%	12/15/28	2,000	2,334
	Adams County CO COP	5.000%	12/1/22	1,250	1,295
	Aurora CO COP	5.000%	12/1/25	1,550	1,764
	Aurora CO COP	5.000%	12/1/26	2,100	2,454
	Broomfield CO City & County Water Revenue	5.000%	12/1/27	1,060	1,275
	Broomfield CO City & County Water Revenue	5.000%	12/1/28	1,000	1,228
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/22	225	231
	Castle CO Rock Water & Sewer Water Revenue	5.000%	12/1/23	265	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	225
[6]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	114
	Colorado COP	5.000%	3/15/24	660	714
	Colorado COP	5.000%	3/15/24	780	844
	Colorado COP	5.000%	12/15/24	3,575	3,962
	Colorado COP	5.000%	12/15/24	3,000	3,325
	Colorado COP	5.000%	3/15/25	1,460	1,631
	Colorado COP	5.000%	3/15/25	890	994
	Colorado COP	5.000%	3/15/25	725	810
	Colorado COP	5.000%	12/15/25	8,410	9,583
	Colorado COP	5.000%	3/15/26	760	873
	Colorado COP	5.000%	9/1/26	2,940	3,415
	Colorado COP	5.000%	12/15/26	5,145	6,021
	Colorado COP	5.000%	3/15/27	620	731
	Colorado COP	5.000%	9/1/27	3,205	3,813
	Colorado COP	5.000%	12/15/27	5,925	7,094
	Colorado Department of Transportation COP	5.000%	6/15/22	150	153
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,898
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	111
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	70
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	152
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	770	780
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	103
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	680	705
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,350	1,399
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	530	542
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	50	51
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	750	773
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,039
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	400	418
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	894
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	96
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	797
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	2,069
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	484
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,204
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	701
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	4,875
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	894
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,380
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,887
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	208
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	2,154
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,383
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	476
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	4,018
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,513
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	4,051
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	518
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,908
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	409
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	535
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	353
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,631
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	495
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,055	3,102
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	27,360	29,507
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	12,600	13,953
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	1,250	1,419
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	12,000	13,595
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,075	11,712
[2,3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	2/1/22	17,570	17,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/7/22	15,750	15,750
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	2,300	2,335
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,112
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,088
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	19,442
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,397
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	815	838
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	500	526
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,100	2,467
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,425	1,674
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	10,705	11,376
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	2,500	2,500
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,000	1,226
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,074
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,088
	Denver City & County CO Sales Tax Revenue	5.000%	8/1/24	125	137
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	4,046
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	19,470	20,888
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,382
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,365	4,683
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,266
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,637
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	2,465	2,546
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,315	3,754
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,940	5,741
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	540
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,348
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	3,705	4,405
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	9,000	9,302
[2,3]	Denver CO City & County Dedicated Tax Hotel Occupancy Tax Revenue TOB VRDO	0.090%	2/3/22	14,475	14,475
	Denver CO City & County GO	5.000%	8/1/27	7,920	9,464
	Denver CO City & County GO	5.000%	8/1/28	10,425	12,744
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/26	3,575	3,709
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/22	225	231
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	296
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	335
	Durango School District No. 9-R GO	5.000%	11/1/26	1,995	2,333
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	80
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,388
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	247
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	169
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	957
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,755	2,033
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/27	1,000	1,186
[5]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	3,500	3,497
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	34,010	30,671
[6]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	498
[6]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	738
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	421
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	281
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	402
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	567
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	595
[6]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	802
[6]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	962
[6]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,130
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,850	14,975
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/22	1,250	1,292
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	1,180	1,429
	Regional Transportation District COP	5.000%	6/1/22	7,575	7,690
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,053
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,893
	Regional Transportation District COP	5.000%	6/1/26	1,700	1,961
	Regional Transportation District COP	5.000%	6/1/27	3,835	4,272
	Regional Transportation District COP	5.000%	6/1/27	8,815	10,402
[2,3,6]	Regional Transportation District COP TOB VRDO	0.120%	2/3/22	8,000	8,000
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	535
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	447
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	343
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	694
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	731
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	708
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sheridan Redevelopment Agency Tax Allocation Revenue VRDO	0.100%	2/3/22	9,225	9,225
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	24,533
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	2,240	2,276
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,870	1,894
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	5,000	5,429
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	10,975	10,975
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/22	105	109
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	208
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	143
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	203
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	226
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	243
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	287
					557,526
Connecticut (2.2%)
[6]	Bridgeport CT GO	5.000%	8/15/22	5,635	5,769
[6]	Bridgeport CT GO	5.000%	8/15/22	1,215	1,244
[6]	Bridgeport CT GO	5.000%	8/15/23	750	796
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,776
[6]	Bridgeport CT GO, ETM	5.000%	8/15/22	3,950	4,046
[6]	Bridgeport CT GO, ETM	5.000%	8/15/22	1,850	1,894
[6]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,163
[6]	Bridgeport CT GO, ETM	5.000%	8/15/23	5,425	5,766
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	5/1/22	100	101
	Connecticut Fuel Sales Tax Revenue	5.000%	8/1/29	365	410
	Connecticut GO	5.000%	3/15/22	9,620	9,674
	Connecticut GO	5.000%	4/15/22	4,275	4,316
	Connecticut GO	3.000%	6/1/22	550	555
	Connecticut GO	5.000%	7/15/22	140	143
	Connecticut GO	5.000%	7/15/22	2,000	2,041
	Connecticut GO	5.000%	8/15/22	165	169
	Connecticut GO	5.000%	10/15/22	5,245	5,409
	Connecticut GO	5.000%	11/15/22	12,685	13,125
	Connecticut GO	3.000%	1/15/23	1,250	1,278
	Connecticut GO	5.000%	4/15/23	3,375	3,404
	Connecticut GO	5.000%	4/15/23	250	263
	Connecticut GO	3.000%	6/1/23	695	715
	Connecticut GO	4.000%	6/1/23	215	224
	Connecticut GO	5.000%	7/15/23	2,000	2,121
	Connecticut GO	5.000%	9/15/23	800	820
	Connecticut GO	5.000%	12/15/23	125	134
	Connecticut GO	5.000%	5/15/24	4,715	5,135
	Connecticut GO	3.000%	6/1/24	530	554
	Connecticut GO	4.000%	6/1/24	275	294
	Connecticut GO	5.000%	6/1/24	5,115	5,190
	Connecticut GO	5.000%	7/15/24	3,000	3,285
	Connecticut GO	5.000%	8/15/24	7,955	8,735
	Connecticut GO	5.000%	9/15/24	1,700	1,872
	Connecticut GO	5.000%	10/15/24	18,395	19,636
	Connecticut GO	4.000%	1/15/25	1,960	2,121

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	3/15/25	3,215	3,592
Connecticut GO	5.000%	4/15/25	7,075	7,925
Connecticut GO	5.000%	4/15/25	1,010	1,131
Connecticut GO	5.000%	5/15/25	10,000	11,230
Connecticut GO	4.000%	6/1/25	550	600
Connecticut GO	5.000%	7/15/25	4,000	4,514
Connecticut GO	5.000%	8/15/25	5,650	5,998
Connecticut GO	5.000%	9/15/25	5,345	6,061
Connecticut GO	5.000%	10/15/25	2,115	2,404
Connecticut GO	5.000%	10/15/25	3,420	3,649
Connecticut GO	5.000%	10/15/25	100	103
Connecticut GO	5.000%	2/15/26	3,000	3,441
Connecticut GO	5.000%	3/1/26	450	470
Connecticut GO	5.000%	4/15/26	5,000	5,046
Connecticut GO	4.000%	5/15/26	1,175	1,307
Connecticut GO	5.000%	5/15/26	3,690	4,263
Connecticut GO	3.000%	6/1/26	5,000	5,348
Connecticut GO	5.000%	8/15/26	105	122
Connecticut GO	5.000%	8/15/26	9,295	9,865
Connecticut GO	5.000%	10/15/26	6,825	7,281
Connecticut GO	5.000%	10/15/26	4,140	4,266
Connecticut GO	5.000%	11/15/26	1,065	1,212
Connecticut GO	4.000%	1/15/27	15,510	17,441
Connecticut GO	5.000%	3/1/27	355	370
Connecticut GO	5.000%	3/1/27	1,005	1,084
Connecticut GO	4.000%	5/15/27	100	111
Connecticut GO	3.000%	6/1/27	5,000	5,397
Connecticut GO	4.000%	6/1/27	1,000	1,132
Connecticut GO	4.000%	6/1/27	5,775	6,535
Connecticut GO	4.000%	6/15/27	175	198
Connecticut GO	5.000%	7/15/27	11,000	13,067
Connecticut GO	5.000%	8/15/27	190	220
Connecticut GO	5.000%	11/15/27	1,000	1,136
Connecticut GO	4.000%	1/15/28	10,000	11,415
Connecticut GO	4.000%	1/15/28	3,765	4,298
Connecticut GO	3.000%	6/1/28	6,875	7,469
Connecticut GO	4.000%	9/15/28	3,190	3,254
Connecticut GO	4.000%	10/15/28	2,010	2,055
Connecticut GO	5.000%	11/15/28	100	114
Connecticut GO	4.000%	1/15/29	8,135	9,400
Connecticut GO	5.000%	1/15/29	9,050	11,050
Connecticut GO	4.000%	3/1/33	135	142
Connecticut GO VRDO	0.090%	2/3/22	42,340	42,340
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	455
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	243
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	242
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	338
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	481
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	812
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	951
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	947

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,650
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	948
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	1,160	1,192
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	120	122
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	190	195
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	2,790	2,878
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,815	2,919
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	4,475	4,717
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	4,390	4,758
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	5,380	5,623
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	173
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	993
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,189
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,178
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	1,037
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	1,033
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	18,570	18,347
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	725	726
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,320	4,246
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	6,735	6,735
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	425	430
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	6,000	6,239
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	884
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	3,500	3,738
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	1,510	1,641
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	3,265	3,588
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,015	1,118

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	2,035	2,113
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,910
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	560
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	6,000	6,585
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,871
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	8,506
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/25	2,080	2,365
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	1,995
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	135	140
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	5,740	6,704
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	3,455	4,067
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,159
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	166
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/27	2,045	2,434
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	5,520	6,595
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	562
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/28	1,790	2,175
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	2,500	2,661
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	630	781
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	1,400	1,489
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,713
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	777
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,310	1,335
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	810	825
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,135	2,206
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,325	1,391
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,124

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,638
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,455
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	272
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,263
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	558
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,463
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,706
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	5,050	5,051
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	730	730
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,250	1,250
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	14,805	14,868
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	15,195	15,260
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	28,250	28,786
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	17,665	18,427
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	25,935	26,036
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	10,905	10,857
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,898
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	7,000	6,858
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	14,706
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,280	17,139
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,820	16,719

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	30,473
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	250	254
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	2,978
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	287
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,975	2,087
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	275	288
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	346
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,890
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	188
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,103
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	419
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,190	5,797
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	193
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	652
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	665
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,159
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	226
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,251
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,186
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	288
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	2,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	404
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	420	500
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/31	200	203
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	11,513
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	13,918
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	12,135
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	10,437
[2,3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	2,905	2,905
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	127
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	132
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	136
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	140
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	286
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,230
	Connecticut State Health & Educational Facilities Authority Miscellaneous Revenue PUT	0.060%	2/3/22	19,820	19,820
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	115	119
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	264
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	260	277
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	267
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	155	170
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	274

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	180
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	196
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	286
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	286
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/27	200	227
East Hartford CT GO	4.000%	8/1/28	1,850	2,126
Greater New Haven Water Pollution Control Authority Sewer Revenue	5.000%	8/15/22	410	420
Metropolitan Council GO	5.000%	2/1/22	330	330
Metropolitan Council GO	5.000%	2/1/23	1,145	1,194
Metropolitan Council GO	5.000%	2/1/24	1,170	1,262
Metropolitan Council GO	5.000%	2/1/25	1,195	1,330
Metropolitan Council GO	5.000%	2/1/26	1,220	1,398
Metropolitan Council GO	5.000%	2/1/27	1,245	1,465
Metropolitan Council GO	5.000%	2/1/28	1,265	1,522
Metropolitan Council GO	5.000%	2/1/29	1,290	1,581
Metropolitan District GO	5.000%	7/15/23	525	557
Metropolitan District GO	5.000%	7/15/25	925	1,044
Metropolitan District GO	5.000%	7/15/25	3,000	3,385
Metropolitan District GO	5.000%	7/15/26	2,000	2,321
University of Connecticut College & University Revenue	5.000%	2/15/22	10,250	10,267
University of Connecticut College & University Revenue	5.000%	2/15/22	2,940	2,945
University of Connecticut College & University Revenue	5.000%	3/15/23	1,585	1,661
University of Connecticut College & University Revenue	5.000%	2/15/25	1,015	1,129
University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,135
University of Connecticut College & University Revenue	5.000%	11/1/25	1,825	2,072
University of Connecticut College & University Revenue	5.000%	2/15/26	1,090	1,211
				854,890
Delaware (0.1%)
Delaware GO	5.000%	10/1/25	8,365	9,520
Delaware GO	3.000%	8/1/26	2,265	2,329
Delaware GO	5.000%	1/1/27	2,030	2,392
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/22	310	316
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	200	212
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	219
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	160	180
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	185	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/27	300	354
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/28	225	271
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/24	500	522
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/25	575	619
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	395	436
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	452
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/28	500	574
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	330	386
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	9,935	9,785
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,540
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,733
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	433
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	780
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	914
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	3,425	3,628
	University of Delaware College & University Revenue	5.000%	11/1/22	1,105	1,142
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,200
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,233
	University of Delaware College & University Revenue	5.000%	11/1/25	2,585	2,945
	Wilmington DE GO	5.000%	1/1/27	420	494
					48,823
District of Columbia (0.4%)
	District of Columbia Appropriations Revenue	5.000%	12/1/26	1,275	1,491
	District of Columbia Appropriations Revenue	5.000%	12/1/27	2,295	2,744
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	249
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	677
	District of Columbia College & University Revenue	5.000%	4/1/27	270	316
	District of Columbia College & University Revenue	5.000%	4/1/28	325	388
	District of Columbia College & University Revenue	5.000%	4/1/29	250	303
	District of Columbia College & University Revenue, ETM	5.000%	4/1/22	1,420	1,431
	District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,223
	District of Columbia GO	5.000%	6/1/27	1,000	1,122
	District of Columbia GO	5.000%	2/1/28	700	844
	District of Columbia GO	5.000%	2/1/28	1,495	1,804
	District of Columbia GO	5.000%	2/1/29	920	1,134
	District of Columbia GO	5.000%	2/1/29	1,970	2,429
[2,3]	District of Columbia GO TOB VRDO	0.090%	2/3/22	1,000	1,000
	District of Columbia Government Fund/Grant Revenue	5.250%	12/1/22	5,345	5,366
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,840	1,877
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,473
[2,3]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	12,000	12,000
[2,3]	District of Columbia Housing Finance Agency Revenue TOB VRDO	0.460%	2/3/22	11,875	11,875
	District of Columbia Income Tax Revenue	5.000%	10/1/25	4,770	5,425
	District of Columbia Income Tax Revenue	5.000%	10/1/25	5,735	6,522
	District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	3,946
	District of Columbia Income Tax Revenue	3.000%	12/1/32	50	51
[3]	District of Columbia Miscellaneous Revenue VRDO	0.060%	2/3/22	15,880	15,880
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/22	1,885	1,899
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,115
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/25	2,420	2,754
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/25	3,100	3,528
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	4,090	4,143
[2,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.090%	2/3/22	7,580	7,580
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,450	3,552
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	870
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,533
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,163
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/22	1,360	1,399
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	801
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,185
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	800	966
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue, ETM	5.000%	10/1/22	2,140	2,204
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,192
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,130
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	3,360	3,902
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	2,032
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	6,082
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	3,000	3,571
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	10,000	12,158
					152,999
Florida (3.5%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	362
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,127
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	110	117
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,337
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	870
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	160
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,704
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	257
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,537
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	160
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	1,091
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	150
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	545
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	9,086
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,921
	Board of Governors State University System of Florida College & University Revenue	5.000%	7/1/22	2,080	2,119
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,050	1,058
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,093
	Brevard County School District COP	5.000%	7/1/22	9,955	10,143
	Brevard County School District COP	5.000%	7/1/32	2,980	3,326
[2,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	0.100%	2/3/22	62,695	62,695
	Broward County FL School District COP	5.000%	7/1/23	5,545	5,869
	Broward County FL School District COP	5.000%	7/1/23	450	476
	Broward County FL School District COP	5.000%	7/1/24	400	436
	Broward County FL School District COP	5.000%	7/1/24	6,765	7,382
	Broward County FL School District COP	5.000%	7/1/25	12,730	14,304
	Broward County FL School District COP	5.000%	7/1/25	400	449
	Broward County FL School District COP	5.000%	7/1/26	475	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL School District COP	5.000%	7/1/27	1,105	1,305
	Broward County FL School District COP	5.000%	7/1/27	175	178
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/27	3,500	4,151
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/28	3,655	4,407
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/29	4,000	4,913
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,267
[6]	Cape Coral FL Water & Sewer Revenue	2.125%	9/1/22	1,065	1,075
[6]	Cape Coral FL Water & Sewer Revenue	2.250%	9/1/23	1,000	1,021
[6]	Cape Coral FL Water & Sewer Revenue	2.500%	9/1/24	1,375	1,424
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	1,018
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,248
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	667
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	3,329
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	330	343
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	487
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	4,236
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	10,122
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	10,629
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	221
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	5,490	5,573
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	12,562
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	432
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	407
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/25	1,300	1,472
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/26	1,185	1,376
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,186
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	227
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	444
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	125
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	449
	Duval County Public Schools COP	5.000%	7/1/22	1,030	1,049
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/22	325	333
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	292
[8]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	975	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	1,125	1,270
[8]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,185	1,365
[8]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	745	874
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/22	200	204
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	106
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	409
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	466
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	472
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	425
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,307
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,219
	Florida Department of Management Services COP	5.000%	11/1/25	24,910	28,289
	Florida Department of Management Services COP	5.000%	11/1/28	5,800	7,070
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/25	5,690	6,395
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/28	180	217
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	9,755
	Florida Department of Transportation Lease (Appropriation) Revenue	5.000%	7/1/27	1,800	2,130
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	5,818
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	11,447
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	5,515	6,536
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/28	1,000	1,211
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/28	2,900	3,511
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/23	75	77
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	209
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	212
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	215
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	159
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	220
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	164
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	226
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	343
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	440
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	449
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/22	450	453
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	540	583
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	325
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	350
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/22	100	100
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	105	110
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	700	794
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,020	997
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	110	118
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	582
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,362
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,213
	Florida GO	5.000%	6/1/24	5,750	6,275
	Florida GO	4.000%	6/1/25	100	101
	Florida GO	5.000%	6/1/25	7,675	8,641
	Florida GO	4.000%	6/1/26	4,080	4,129
	Florida GO	5.000%	6/1/26	3,220	3,727
	Florida GO	5.000%	6/1/27	22,145	26,256
	Florida GO	4.000%	6/1/28	1,250	1,265
	Florida GO	5.000%	7/1/28	1,870	2,274
	Florida GO	5.000%	7/1/28	12,265	14,916
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	575	592
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	320
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	771
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,275
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	878
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,162
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	901
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	536
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	254
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	323
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	580
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	329
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	1,088
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	587
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	2,000
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,130
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	391
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	4.000%	3/1/22	115	115
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	193
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	123
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	276
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	310
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,561
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,668
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,771
	Florida Higher Educational Facilities Financial Authority College & University Revenue, Prere.	5.000%	4/1/22	7,000	7,053
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,665	2,833
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	3,034
	Florida Lottery Revenue	4.000%	7/1/25	5,045	5,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	8,520	8,769
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	1,750	1,801
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	9,594
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,820
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,746
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,777
	Florida Municipal Power Agency Electric Power & Light Revenue (St. Lucie Project)	5.000%	10/1/26	4,290	4,415
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	283
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	203
[8]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	920	1,040
[8]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/27	1,945	2,242
[8]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/28	1,610	1,890
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,705	3,151
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,600	3,018
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	2,380	2,841
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	1,485	1,765
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	2,123
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	2,862
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,343
[2,3]	Gainesville FL Utilities System Multiple Utility Revenue TOB VRDO	0.090%	2/3/22	7,715	7,715
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.080%	2/2/22	36,500	36,500
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	575	592
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	1,033
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,125	1,141
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	817
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,211
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	2,118
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	2,685	2,998
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	859
	Hernando County FL Water Revenue	4.000%	6/1/24	625	668
	Hernando County FL Water Revenue	4.000%	6/1/25	575	628
	Hernando County FL Water Revenue	5.000%	6/1/26	1,000	1,156
	Hernando County FL Water Revenue	5.000%	6/1/27	1,500	1,777
	Hernando County FL Water Revenue	5.000%	6/1/28	1,815	2,197
[6]	Hernando County School District COP	5.000%	7/1/25	1,250	1,400
[4]	Herons Glen Recreation District	2.500%	5/1/23	230	233
[4]	Herons Glen Recreation District	2.500%	5/1/25	175	179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Herons Glen Recreation District	2.500%	5/1/26	200	205
[4]	Herons Glen Recreation District	2.500%	5/1/27	250	257
[2,3]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.080%	2/3/22	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,571
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,527
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/26	4,150	4,820
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/27	4,355	5,186
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/28	4,575	5,571
[2,3]	Hillsborough County FL Utility Refunding Water Revenue TOB VRDO	0.120%	2/3/22	10,185	10,185
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/22	9,700	9,881
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	9,201
	Hillsborough County School Board COP	5.000%	7/1/22	815	830
	Hillsborough County School Board COP	5.000%	7/1/23	915	968
	Hillsborough County School Board COP	5.000%	7/1/24	975	1,062
	Hillsborough County School Board COP	5.000%	7/1/28	40	46
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	1,750	2,056
[6]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/22	1,720	1,770
	Hollywood Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	2,876
	Jacksonville FL Appropriations Revenue	5.000%	10/1/22	250	258
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	770	795
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,797
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,754
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,919
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,873
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,152
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,818
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	3,170
	Jacksonville FL Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/22	23,250	23,250
[2,3]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,660	1,710
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,055	1,087
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	115	127
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,635	1,683
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,120	1,305
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	2,740	3,192
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	9,600
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,260	1,298
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	2,690	2,771
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	278
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,554
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	280	288
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,803
[6]	Jacksonville FL Sales Tax Revenue	5.000%	10/1/26	1,250	1,288
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,931
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/27	1,500	1,544
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	8,425	8,672
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/22	100	103
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,150	2,546
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,405	1,664
[2,3]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.110%	2/3/22	4,365	4,365
	JEA Electric System Electric Power & Light Revenue VRDO	0.070%	2/2/22	19,075	19,075
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,407
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	30,893
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,430	1,472
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	540
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,794
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,392
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,603
	JEA Water & Sewer System Water Revenue	5.000%	10/1/24	2,750	3,021
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	2,500	2,837
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,130	4,675
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	430	514
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	470	574
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	404
	JEA Water & Sewer System Water Revenue VRDO	0.090%	2/2/22	15,100	15,100
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,485	1,529
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/22	200	206
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/24	300	331
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	429
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	660
	Key West Utility Board Electric Power & Light Revenue, Prere.	5.000%	10/1/24	105	116
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,752
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	669
[6]	Lake County School Board COP	5.000%	6/1/24	200	217
	Lakeland FL Appropriations Revenue	4.000%	10/1/22	600	614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	295	310
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	270	290
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	329
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	727
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	476
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	437
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/22	5,105	5,258
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	517
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,340
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,207
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	175	184
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	231
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	277
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	343
	Lee County School Board COP	5.000%	8/1/26	540	626
	Lee County School Board COP	5.000%	8/1/27	6,545	7,771
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,893
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,171
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	23,585
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,069
[6]	Manatee County School District Sales Tax Revenue	5.000%	10/1/22	1,500	1,543
	Martin County FL School Board Corp. COP	5.000%	10/1/22	1,125	1,158
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,333
	Martin County FL School Board Corp. COP	5.000%	10/1/24	1,505	1,655
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,962
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	1,575	1,629
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	536
	Miami Beach FL Miscellaneous Taxes Revenue	4.000%	9/1/22	1,025	1,046
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,873
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	1,035	1,062
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,065
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,725	1,956
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/22	395	405
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	399
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	896
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	1,073
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,709
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	640	688
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	923
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,247
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	895	921
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	995
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	970
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,318
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,502
[4]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,500
[2,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,630
[2,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,851
[2,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,537
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,265	1,288
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,260	1,332
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,679
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,464
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	1,005
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,489
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,205
[4]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	322
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,714
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	332
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,019
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	163
[4]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,939
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/29	120	137
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,359
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,292
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	319
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	1,086
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,398
[2,3]	Miami-Dade County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	2,575	2,575
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/22	1,155	1,169
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,397
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,373
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	1,285	1,323
[2]	Miami-Dade County FL Housing Finance Revenue TOB VRDO	0.310%	2/3/22	2,590	2,590
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	886
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	219
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26	3,660	4,215
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	253
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	426
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,000	1,019
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,945	4,477
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	2,395	2,699
[2,3]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.120%	2/3/22	3,100	3,100
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/22	3,135	3,204
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,050	1,114
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	1,920	2,036
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/22	985	992
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,070
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.320%	11/1/22	6,250	6,235
	Miami-Dade County School Board COP	5.000%	2/1/23	11,765	12,270
	Miami-Dade County School Board COP	5.000%	2/1/25	635	704
	Miami-Dade County School Board COP	5.000%	5/1/25	155	173
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,760
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	12,490
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	15,438
	Miami-Dade County School Board COP	5.000%	5/1/28	1,425	1,584
	Miami-Dade County School Board GO	5.000%	3/15/26	2,020	2,187
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	435	464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,570	1,686
[6]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	485	499
[6]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	665
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,115	2,192
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,154
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	4,059
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,366
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,690
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	5,020
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	5,213
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/29	1,010	1,238
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	7,000	7,204
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	10,516
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	545
[8]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,213
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,605
[8]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,332
[8]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,452
[8]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,581
[8]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,577
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	4/1/22	1,000	1,006
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,514
	Orange County School Board COP	5.000%	8/1/28	1,000	1,209
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	45
	Orlando FL Appropriations Revenue	5.000%	10/1/22	4,200	4,326
	Orlando FL Appropriations Revenue	5.000%	10/1/22	1,040	1,071
[6]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	593
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,500	1,549
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,430
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,455	1,608
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,856
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,475	1,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	15,750	15,542
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.050%	2/2/22	65,145	65,145
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,384
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	100	102
[6]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	1,260	1,333
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	165	169
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	212
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	186
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	186
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	309
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	308
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	576
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	704
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	705
[6]	Palm Bay FL GO	5.000%	7/1/22	870	886
[6]	Palm Bay FL GO	5.000%	7/1/23	915	968
[6]	Palm Bay FL GO	5.000%	7/1/24	1,920	2,098
[6]	Palm Bay FL GO	5.000%	7/1/25	2,015	2,267
[6]	Palm Bay FL GO	5.000%	7/1/26	2,000	2,308
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/22	105	107
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	114
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	122
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	129
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	136
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	285
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	293
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	467
	Palm Beach County FL Appropriations Revenue, Prere.	5.000%	6/1/22	1,000	1,015
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,635	5,702
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	531
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,640	1,648
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	394
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	157
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	527
[8]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	645
	Palm Beach County School District COP	5.000%	8/1/22	2,000	2,045
	Palm Beach County School District COP	5.000%	8/1/22	750	767
	Palm Beach County School District COP	5.000%	8/1/23	1,885	2,000
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,592
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,149
	Palm Beach County School District COP	5.000%	8/1/24	13,680	14,989
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,753
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,310
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,936
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,144
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,195
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/28	1,590	1,936
[4]	Pasco County School Board COP	5.000%	8/1/23	145	154
[4]	Pasco County School Board COP	5.000%	8/1/24	200	218
	Pasco County School Board COP	5.000%	8/1/25	1,900	2,125
[4]	Pasco County School Board COP	5.000%	8/1/25	250	280
[6]	Pasco County School Board COP	5.000%	8/1/27	400	469
	Pasco County School Board COP	5.000%	8/1/28	1,500	1,788
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	280
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	325	344
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	284
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	506
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	750
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/27	1,000	1,183
	Polk County School District COP	5.000%	1/1/24	1,000	1,074
	Polk County School District COP	5.000%	1/1/25	5,700	6,318
	Polk County School District COP	5.000%	1/1/26	2,510	2,862
	Polk County School District COP	5.000%	1/1/27	2,765	3,231
	Port St. Lucie FL	1.750%	7/1/22	1,265	1,272
	Port St. Lucie FL	2.000%	7/1/23	2,245	2,273
	Port St. Lucie FL	2.000%	7/1/24	1,580	1,606
	Port St. Lucie FL GO	5.000%	7/1/30	1,315	1,392
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/22	925	949
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	617
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,695	1,721
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,320
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,752
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	1,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,143
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	1,027
[2]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	115	123
[2]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	150	162
	South Florida Water Management District COP	5.000%	10/1/22	2,100	2,162
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,288
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,120	1,146
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,335
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/24	145	153
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	185	199
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	215	232
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	200	216
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,807
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,623
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,995
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,455
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/23	475	508
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	525	578
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,281
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,535	1,589
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	562
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,772
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	337
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	288
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	295
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,220
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,207
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,258
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/22	3,510	3,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Village Community Development District No. 13	1.800%	5/1/26	500	495
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	886
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	758
[4]	Volusia County School Board COP	5.000%	8/1/22	840	859
	Volusia County School Board COP	5.000%	8/1/27	1,250	1,485
	Volusia County School Board COP	5.000%	8/1/28	2,830	3,434
[4]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	260	300
[4]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/27	375	442
[4]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/28	600	720
					1,352,885
Georgia (2.7%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/22	375	382
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	626
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	727
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	777
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	828
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,804
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	2,505	2,686
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	1,935
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,035
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,151
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	991
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,570
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	2,645	2,733
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,822
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	2,000	2,240
[2,3]	Atlanta GA Water Revenue TOB VRDO	0.090%	2/3/22	12,125	12,125
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/22	12,295	12,654
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	8,308
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,998
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	9,724
[4]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	111
[4]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	113
[4]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	150
	Bartow County Development Authority Electric Power & Light Revenue	1.800%	9/1/29	5,000	4,887
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	500	509
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	672
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	720
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	966
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	423
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	300
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	915
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	106
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	76
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	225
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,200
[2,3]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.120%	2/7/22	4,715	4,715
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	291
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	476
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	485
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	242
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	300
[3]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	3,400	3,400
[3]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	19,000	19,000
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	529
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	524
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	220
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	774
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,142
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	507

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,230
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	898
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	527
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	556
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	500	504
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	419
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	541
Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/26	855	990
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	30,838
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	882
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	938
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/22	200	201
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	261
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	216
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	278
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	428
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,226
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,193
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,060
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,078
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	611
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	6,685	6,843
Douglas County GA GO	5.000%	4/1/22	800	806
Douglas County School District GO	5.000%	4/1/23	360	378
Douglas County School District GO	5.000%	4/1/24	500	542
Douglas County School District GO	5.000%	4/1/25	600	670
Douglas County School District GO	5.000%	4/1/26	570	654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Douglas County School District GO	5.000%	4/1/27	1,000	1,178
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,285	1,485
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,419
[2,3]	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	6,080	6,080
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	605
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	587
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,986
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	405	408
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	362
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	541
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	15,500	15,500
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,335	1,348
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	2,056
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,304
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/26	835	896
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/27	765	828
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/28	800	870
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	925	938
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,590	2,675
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,698
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/22	560	561
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	522
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,466
[2,3]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	2/3/22	3,750	3,750
	Gainesville School District GO	5.000%	11/1/27	565	677
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	305	329
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	334
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	286
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	809
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	806
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	1,066
	Georgia GO	5.000%	7/1/24	6,000	6,570
	Georgia GO	4.000%	12/1/24	320	337
	Georgia GO	5.000%	2/1/26	5,755	5,985
	Georgia GO	5.000%	7/1/30	700	713
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	370	380
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,321
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	4,237
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	773
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	4,278
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,184
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,430
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	430	447
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	467
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	2,705	2,810
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	902
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	891
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,594
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	1,027
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	557
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,936
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,350	1,529
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,161
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,660
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	725	753
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	853
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	679
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	713
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	2,043
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,404
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/23	3,865	4,015
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,704
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	175	182
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	268
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	402
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	469
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	676
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	1,008
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	761
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	638
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	2,980	3,096
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	4,800	4,986
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	4,025
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,413
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	176
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	345
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,091
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio IV Project)	5.000%	10/1/22	4,825	4,966
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/22	2,125	2,166
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	675	817
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/22	660	670
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	575	627
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,500	2,725
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	606
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,750	3,087
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	4,040	4,660
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	5,630
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	2,130	2,576
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	5,525	6,681
[2,3]	Georgia State Road & Tollway Authority Highway Revenue TOB VRDO	0.120%	2/3/22	2,000	2,000
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,554
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,900
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	4/1/22	375	377
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	388
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	573
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	13,841
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/26	11,940	13,901
	Henry County School District GO	4.000%	8/1/27	3,950	4,482
	Henry County School District GO	4.000%	8/1/28	4,000	4,607
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	300	302
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	341
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	487
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	195
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	506
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/22	570	583
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/22	2,330	2,399
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/22	250	256
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	784
[3]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	9/1/23	2,340	2,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	529
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	7,667
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	355	371
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,072
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	1,059
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	9,759
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	357
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,487
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,785
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	531
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,120	2,415
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	638
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,362
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	5,603
[1,3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	120,080	125,200
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	11,115	11,657
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	50,915	54,609
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	65,835	71,914
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	75,000	84,014
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	84,585	94,354
[3,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.898%	12/1/23	29,000	29,127
[3,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.630%	12/1/23	5,085	5,095
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	555	586
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	620	695
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	425	501
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/28	530	636
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,784
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	690	702
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,867
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	438
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	935
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	948
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,402
	Municipal Electric Authority of Georgia Nuclear Revenue	3.000%	1/1/23	135	138
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/24	105	111
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/25	395	425
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/26	425	465
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	220	242
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	430	485
	Municipal Electric Authority of Georgia Nuclear Revenue	3.375%	1/1/32	100	102
[3]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	21,000	21,000
	Paulding County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	3,500	3,523
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/23	350	367
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	668
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	12,350	13,956
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	686
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	586
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	920	1,099
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/22	300	309
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	439
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	720
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	624
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	8/16/22	25,500	25,501
	Richmond County Board of Education GO	5.000%	10/1/24	6,500	7,168
	Richmond County Board of Education GO	5.000%	10/1/25	500	568
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/23	1,435	1,491
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,112
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	350	388
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/26	4,930	5,506
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/27	3,000	3,408
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/22	1,000	1,022
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,144
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,629
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/23	325	347
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/24	300	330
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/25	600	681
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/26	300	350
	White County Development Authority College & University Revenue	5.000%	10/1/29	1,000	1,038
					1,031,780
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/22	355	365
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	755	790
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	407
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,841
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	657
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,190
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	925
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	541
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	1,026
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	555
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	1,096
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	4,530	4,816
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	407
	Guam Income Tax Revenue	5.000%	12/1/23	1,440	1,537
	Guam Income Tax Revenue	5.000%	12/1/26	750	863
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	230	237
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,956
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,685
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	250	279
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/22	1,955	2,022
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,061
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,332
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,082
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,641
[6]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	2,540	2,602
					34,341
Hawaii (0.5%)
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	8/29/22	3,770	3,770
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	8/29/22	1,945	1,945
	Hawaii GO	5.000%	1/1/24	2,870	3,091
	Hawaii GO	5.000%	4/1/24	13,610	14,767
	Hawaii GO	4.000%	5/1/24	3,985	4,247
	Hawaii GO	5.000%	5/1/24	13,040	14,188
	Hawaii GO	5.000%	10/1/24	6,580	7,256
	Hawaii GO	5.000%	1/1/26	3,355	3,840
	Hawaii GO, Prere.	5.000%	8/1/23	6,000	6,373
	Hawaii GO, Prere.	5.000%	8/1/23	7,445	7,907
	Hawaii GO, Prere.	5.000%	8/1/23	7,000	7,435
	Hawaii GO, Prere.	5.000%	8/1/23	2,235	2,374
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,354
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/27	1,250	1,468
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/28	1,000	1,202
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	6,299
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,928
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	9,724
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,347
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,170	4,395
[8]	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,700
[8]	Honolulu HI City & County GO	5.000%	11/1/24	1,875	2,020
	Honolulu HI City & County GO	4.000%	7/1/25	505	553
	Honolulu HI City & County GO	5.000%	7/1/25	275	310
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	2,058
[8]	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,159
	Honolulu HI City & County GO	5.000%	3/1/26	500	574
	Honolulu HI City & County GO	4.000%	7/1/26	290	324
	Honolulu HI City & County GO	5.000%	7/1/26	1,775	2,058
	Honolulu HI City & County GO	5.000%	7/1/26	500	580
[8]	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,777
	Honolulu HI City & County GO	5.000%	3/1/27	19,210	22,660
	Honolulu HI City & County GO	4.000%	7/1/27	1,350	1,535
	Honolulu HI City & County GO	5.000%	7/1/27	1,790	2,128
	Honolulu HI City & County GO	5.000%	7/1/27	1,000	1,189
	Honolulu HI City & County GO	5.000%	9/1/27	155	185
[8]	Honolulu HI City & County GO	5.000%	11/1/27	2,610	3,024
	Honolulu HI City & County GO	5.000%	3/1/28	5,000	6,030
	Honolulu HI City & County GO	4.000%	7/1/28	1,405	1,621
	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,215
[8]	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,543
	Honolulu HI City & County GO	5.000%	3/1/29	15,000	18,474
[8]	Honolulu HI City & County GO	5.000%	11/1/29	2,500	3,007
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/25	1,615	1,765
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/26	1,000	1,115
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	1,500	1,522
					210,964
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/26	250	278
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/28	325	393
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/22	525	536
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	709
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	737
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,780	2,883
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,743
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	137
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	263
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	316
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	485
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	150	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,044
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,456
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	4,837
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	1,052
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	2,988
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,295
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	1,535	1,727
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/23	900	958
	Kootenai County School District No. 271 Coeur d'Alene GO	5.000%	9/15/26	3,110	3,607
[4]	University of Idaho College & University Revenue	5.000%	4/1/24	160	173
[4]	University of Idaho College & University Revenue	5.000%	4/1/25	335	374
[4]	University of Idaho College & University Revenue	5.000%	4/1/26	555	635
[4]	University of Idaho College & University Revenue	5.000%	4/1/27	450	528
					33,324
Illinois (5.7%)
	Bolingbrook IL GO	0.000%	1/1/35	3,000	1,631
[6]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	501
[6]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	527
[6]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	597
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/23	200	198
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	190
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	230
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	724
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	375
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	788
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	349
[9]	Chicago Board of Education GO	0.000%	12/1/22	535	530
[10,11]	Chicago Board of Education GO	0.000%	12/1/22	3,855	3,827
[8]	Chicago Board of Education GO	4.000%	12/1/22	1,900	1,951
	Chicago Board of Education GO	5.000%	12/1/22	3,000	3,105
	Chicago Board of Education GO	5.000%	12/1/22	535	554
	Chicago Board of Education GO	5.000%	12/1/22	7,000	7,246
	Chicago Board of Education GO	5.000%	12/1/22	2,415	2,500
	Chicago Board of Education GO	5.000%	12/1/22	790	818
	Chicago Board of Education GO	5.000%	12/1/22	500	518
[9]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/23	2,950	3,147
	Chicago Board of Education GO	5.000%	12/1/23	9,590	10,232
	Chicago Board of Education GO	5.000%	12/1/23	835	891
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,158
[12]	Chicago Board of Education GO	5.500%	12/1/23	470	506
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,638
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,591
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,095
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,345
	Chicago Board of Education GO	5.000%	12/1/24	10,000	10,951
[6]	Chicago Board of Education GO	5.000%	12/1/24	5,800	6,382
	Chicago Board of Education GO	5.000%	12/1/24	9,500	10,403
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,259
[9]	Chicago Board of Education GO	0.000%	12/1/25	2,875	2,676
[9]	Chicago Board of Education GO	0.000%	12/1/25	3,235	3,011
	Chicago Board of Education GO	0.000%	12/1/25	1,875	1,739
[6]	Chicago Board of Education GO	5.000%	12/1/25	4,500	5,082
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,795
[12]	Chicago Board of Education GO	5.500%	12/1/25	190	216
	Chicago Board of Education GO	0.000%	12/1/26	16,705	15,094
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,687
[9,11]	Chicago Board of Education GO	0.000%	12/1/26	95	86
	Chicago Board of Education GO	5.000%	12/1/26	2,945	3,351
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,418
	Chicago Board of Education GO	5.000%	12/1/26	2,195	2,498
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,650
[11,13]	Chicago Board of Education GO	5.500%	12/1/26	1,025	1,170
	Chicago Board of Education GO	7.000%	12/1/26	10,000	11,965
	Chicago Board of Education GO	0.000%	12/1/27	500	439
[9]	Chicago Board of Education GO	0.000%	12/1/27	310	274
	Chicago Board of Education GO	4.000%	12/1/27	5,125	5,635
	Chicago Board of Education GO	5.000%	12/1/27	1,635	1,887
[6]	Chicago Board of Education GO	5.000%	12/1/27	2,100	2,481
[9]	Chicago Board of Education GO	0.000%	12/1/28	380	326
[9,11]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,824
	Chicago Board of Education GO	5.000%	12/1/28	13,620	15,910
	Chicago Board of Education GO	5.000%	12/1/29	1,525	1,801
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	1,710	1,766
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,548
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,742
	Chicago IL GO	5.000%	1/1/23	250	259
[9]	Chicago IL GO	0.000%	1/1/24	1,000	971
	Chicago IL GO	5.000%	1/1/24	7,935	8,468
	Chicago IL GO	5.000%	1/1/24	500	534
	Chicago IL GO	5.000%	1/1/24	800	854
	Chicago IL GO	5.000%	1/1/25	12,420	13,601
	Chicago IL GO	5.000%	1/1/25	3,100	3,395
	Chicago IL GO	0.000%	1/1/26	300	270
[9]	Chicago IL GO	0.000%	1/1/26	235	218
	Chicago IL GO	5.000%	1/1/26	160	175
	Chicago IL GO	5.000%	1/1/26	3,460	3,866
	Chicago IL GO	5.000%	1/1/26	10,920	12,200
	Chicago IL GO	5.000%	1/1/26	2,750	3,011
	Chicago IL GO	5.000%	1/1/27	7,850	8,935
[9]	Chicago IL GO	0.000%	1/1/28	100	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO, ETM	5.000%	1/1/23	5,640	5,860
	Chicago IL GO, ETM	5.000%	1/1/23	12,860	13,361
	Chicago IL GO, ETM	5.000%	1/1/23	770	800
[2,3]	Chicago IL Park District GO TOB VRDO	0.140%	2/3/22	6,000	6,000
[2,3]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.140%	2/3/22	29,720	29,720
[2,3]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.160%	2/3/22	5,000	5,000
[2,3]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.160%	2/3/22	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,350	2,441
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	1,310	1,361
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,300	2,389
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	1,985
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,207
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,898
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,171
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	5,398
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,108
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,935
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,362
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,158
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,908
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	321
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,259
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	695	718
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,540	1,590
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	500	516
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	3,100
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,897
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,409
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,317
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	14,196
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,046
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,681
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	17,215
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	772
	Chicago IL Waterworks Water Revenue	4.000%	11/1/37	20,000	20,410
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,525	2,699
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,000	1,101
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	929

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	131
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	500	519
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	938
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,562
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,138
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,025	1,064
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	7,000	7,265
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,100	1,142
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,195	1,240
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,160	1,204
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,930	2,003
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,270	2,356
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,723
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,576
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,650	2,748
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	4,997
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,755	1,882
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,385	2,557
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	829
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,850	1,918
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	917
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	238
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,222
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,318
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	392
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	690	715
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,950	2,020
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	125
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	135	154
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	670	779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	200
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,373
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	390
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	142
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,590	5,802
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	100	114
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	110
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,420
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/28	2,720	3,234
	Chicago Park District GO	4.000%	1/1/23	650	669
	Chicago Park District GO	4.000%	1/1/23	280	288
	Chicago Park District GO	5.000%	1/1/23	400	415
	Chicago Park District GO	5.000%	1/1/23	1,265	1,313
	Chicago Park District GO	4.000%	1/1/24	670	706
	Chicago Park District GO	5.000%	1/1/24	550	590
	Chicago Park District GO	5.000%	11/15/24	680	749
	Chicago Park District GO	4.000%	1/1/25	390	420
	Chicago Park District GO	4.000%	1/1/25	2,320	2,496
	Chicago Park District GO	5.000%	1/1/25	625	690
	Chicago Park District GO	5.000%	1/1/25	315	337
	Chicago Park District GO	5.000%	1/1/25	300	321
[4]	Chicago Park District GO	5.000%	1/1/25	200	221
	Chicago Park District GO	5.000%	11/15/25	1,430	1,617
	Chicago Park District GO	5.000%	1/1/26	1,000	1,133
[4]	Chicago Park District GO	5.000%	1/1/26	550	625
	Chicago Park District GO	5.000%	1/1/26	180	192
	Chicago Park District GO	5.000%	11/15/26	1,500	1,737
	Chicago Park District GO	5.000%	1/1/27	925	1,044
[4]	Chicago Park District GO	5.000%	1/1/27	650	756
[4]	Chicago Park District GO	5.000%	1/1/28	1,000	1,183
	Chicago Park District GO	5.000%	1/1/29	620	661
	Chicago Park District GO, ETM	5.000%	1/1/23	500	520
	Chicago Park District GO, Prere.	5.000%	1/1/24	730	785
	Chicago Park District GO, Prere.	5.000%	1/1/24	355	382
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	3,260	3,307
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	2,500	2,536
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	9,205	9,692
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,267
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,501
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,358
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	2,625	2,933
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,818
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,421
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,871
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	3,233
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	1,500	1,763
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,750	2,101
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,750	5,703
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	2,250	2,754
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,077
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/22	1,005	1,032
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,710
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,818
	Cook County IL GO	4.000%	11/15/22	3,600	3,694
	Cook County IL GO	5.000%	11/15/22	280	289
	Cook County IL GO	5.000%	11/15/22	4,780	4,942
	Cook County IL GO	4.000%	11/15/23	2,500	2,629
	Cook County IL GO	5.000%	11/15/23	1,350	1,443
	Cook County IL GO	4.000%	11/15/24	2,100	2,248
	Cook County IL GO	5.000%	11/15/24	1,475	1,619
	Cook County IL GO	4.000%	11/15/25	2,590	2,815
	Cook County IL GO	5.000%	11/15/25	1,195	1,343
	Cook County IL GO	4.000%	11/15/26	4,945	5,452
	Cook County IL GO	5.000%	11/15/26	3,900	4,478
	Cook County IL GO	4.000%	11/15/27	2,925	3,263
	Cook County IL GO	5.000%	11/15/27	2,000	2,340
	Cook County IL GO	4.000%	11/15/28	1,755	1,980
	Cook County IL GO	5.000%	11/15/28	2,220	2,645
	Cook County IL GO	5.000%	11/15/28	1,200	1,396
	Cook County IL GO	5.000%	11/15/30	2,200	2,550
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,236
	Cook County School District No. 122 Ridgeland GO	2.000%	12/1/22	245	248
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,456
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,544
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,870
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	726
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	250	259
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	268
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	276
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	583
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,194
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/28	1,250	1,520
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,588
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,752
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	546
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/27	1,300	1,460
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	683
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	4,147
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,564
	Elk Grove Village IL GO	3.000%	1/1/23	500	511
	Elk Grove Village IL GO	3.000%	1/1/24	550	568
	Elk Grove Village IL GO	3.000%	1/1/25	560	585
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	2,053
[3]	Illinois Development Finance Authority Recreational Revenue VRDO	0.060%	2/2/22	13,550	13,550
[3]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.100%	2/1/22	14,950	14,950
[3]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.060%	2/3/22	18,565	18,565
[3]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	2/3/22	8,000	8,000
[3]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	2/3/22	5,000	5,000
	Illinois Finance Authority College & University Revenue	4.000%	2/15/22	1,345	1,347
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	425
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,245
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,725	1,841
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,753
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,346
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	274
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	956
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	760	857
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,449
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	113
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	302

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	6,500	7,370
Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	347
Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	780
Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	260
Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	591
Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	358
Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	633
Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,000	3,653
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	135	135
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	4,000	4,007
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	903
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,600	1,617
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	285	286
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,605	2,639
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	886
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,380	2,425
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,276
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,000	1,023
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,000	1,023
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,250	1,280
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	700	717
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	384
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,585	1,639
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,000	1,034
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,380	5,569
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	519
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,217
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,044
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,467
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	632

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,060
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,170
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	797
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	532
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	133
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,673
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	640	687
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,601
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	866
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,793
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,395	1,525
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,519
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,817
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	548
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,779
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	662
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,735
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	8,472
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	5,062
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	847
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	140
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,127
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	1,959
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,750
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,137
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,959
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	655	761
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	2,068
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	287
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,386
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,186
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,511
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	677
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	500	568
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,739
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	600	703
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,590
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/32	1,200	1,224
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,180	24,040
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,540	1,672
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,985	3,420
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	8/29/22	5,705	5,705
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	5/1/26	1,125	1,128
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	32,750	32,750
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	41,100	41,100
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	26,105	26,105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,000	1,023
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,591
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,120	1,135
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	1,000	1,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,790
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,540
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,236
	Illinois Finance Authority Lease Revenue	4.000%	12/15/22	1,000	1,030
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	966
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	720	797
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,138
	Illinois GO	5.000%	2/1/22	1,520	1,520
	Illinois GO	5.000%	2/1/22	2,200	2,200
	Illinois GO	4.000%	3/1/22	2,750	2,758
	Illinois GO	5.000%	3/1/22	3,300	3,312
	Illinois GO	5.000%	3/1/22	500	502
	Illinois GO	5.000%	4/1/22	3,400	3,424
	Illinois GO	5.000%	5/1/22	400	404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.125%	5/1/22	4,750	4,803
	Illinois GO	5.000%	6/1/22	400	406
	Illinois GO	5.000%	7/1/22	4,440	4,519
	Illinois GO	5.000%	8/1/22	8,420	8,598
	Illinois GO	5.000%	10/1/22	4,250	4,368
	Illinois GO	5.000%	10/1/22	21,180	21,770
	Illinois GO	5.000%	11/1/22	8,200	8,455
	Illinois GO	5.000%	11/1/22	35,240	36,336
	Illinois GO	5.000%	12/1/22	1,000	1,034
	Illinois GO	5.000%	12/1/22	19,500	20,169
	Illinois GO	5.000%	1/1/23	19,200	19,914
	Illinois GO	4.000%	2/1/23	1,700	1,752
	Illinois GO	5.000%	2/1/23	7,000	7,282
	Illinois GO	4.000%	3/1/23	4,000	4,130
	Illinois GO	5.000%	3/1/23	600	602
	Illinois GO	5.000%	3/1/23	1,125	1,174
	Illinois GO	5.000%	4/1/23	225	235
	Illinois GO	5.250%	5/1/23	1,500	1,578
	Illinois GO	5.000%	8/1/23	490	518
	Illinois GO	5.000%	10/1/23	10,000	10,632
	Illinois GO	5.000%	10/1/23	5,000	5,316
	Illinois GO	5.000%	11/1/23	35,370	37,699
	Illinois GO	5.000%	11/1/23	1,990	2,121
	Illinois GO	5.000%	12/1/23	20,000	21,369
	Illinois GO	5.000%	2/1/24	780	837
	Illinois GO	5.000%	2/1/24	780	837
	Illinois GO	5.000%	3/1/24	2,500	2,691
	Illinois GO	5.000%	4/1/24	315	340
	Illinois GO	4.000%	5/1/24	225	238
	Illinois GO	5.000%	5/1/24	375	406
	Illinois GO	5.500%	5/1/24	375	410
	Illinois GO	5.000%	6/1/24	2,500	2,712
	Illinois GO	5.000%	8/1/24	6,870	7,010
	Illinois GO	5.000%	10/1/24	765	837
	Illinois GO	5.000%	10/1/24	5,000	5,473
	Illinois GO	5.000%	11/1/24	24,575	26,966
	Illinois GO	5.000%	2/1/25	3,545	3,913
	Illinois GO	5.000%	2/1/25	550	591
	Illinois GO	5.000%	3/1/25	2,750	3,042
	Illinois GO	5.000%	4/1/25	4,170	4,504
	Illinois GO	5.000%	5/1/25	280	303
	Illinois GO	5.000%	5/1/25	2,500	2,776
	Illinois GO	5.500%	5/1/25	3,000	3,378
	Illinois GO	6.000%	5/1/25	150	171
	Illinois GO	5.000%	8/1/25	3,295	3,361
	Illinois GO	5.000%	9/1/25	3,235	3,619
	Illinois GO	5.000%	11/1/25	28,750	32,249
	Illinois GO	5.000%	1/1/26	3,580	4,026
	Illinois GO	5.000%	2/1/26	3,125	3,351
	Illinois GO	5.000%	2/1/26	3,000	3,379
	Illinois GO	4.000%	3/1/26	170	170
[6]	Illinois GO	5.000%	3/1/26	1,125	1,129
	Illinois GO	5.000%	3/1/26	2,750	3,103
[6]	Illinois GO	5.000%	4/1/26	1,500	1,572
	Illinois GO	5.000%	5/1/26	6,550	7,070
	Illinois GO	5.500%	5/1/26	8,675	9,996
	Illinois GO	5.500%	7/1/26	750	797
	Illinois GO	5.000%	11/1/26	25,415	29,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	11/1/26	2,750	3,139
	Illinois GO	5.000%	1/1/27	1,750	1,968
	Illinois GO	5.000%	1/1/27	370	371
	Illinois GO	5.000%	3/1/27	6,825	7,830
	Illinois GO	5.000%	4/1/27	2,585	2,785
[6]	Illinois GO	5.000%	4/1/27	1,000	1,047
	Illinois GO	5.000%	5/1/27	4,080	4,405
	Illinois GO	5.000%	6/1/27	1,100	1,247
	Illinois GO	5.000%	11/1/27	7,960	9,209
	Illinois GO	5.000%	1/1/28	590	662
	Illinois GO	5.000%	1/1/28	5,715	5,734
	Illinois GO	5.000%	2/1/28	1,075	1,223
	Illinois GO	4.000%	3/1/28	3,000	3,317
	Illinois GO	4.125%	3/1/28	315	316
	Illinois GO	5.000%	5/1/28	550	593
	Illinois GO	4.000%	1/1/29	215	216
	Illinois GO	5.250%	2/1/29	350	376
	Illinois GO	5.000%	4/1/29	530	570
	Illinois GO	4.000%	1/1/30	400	401
[2,3]	Illinois GO TOB VRDO	0.110%	2/7/22	1,275	1,275
	Illinois Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.375%	11/15/22	535	538
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	740	746
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	865	874
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	585
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	8,550	9,065
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,875
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,575	3,723
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	12,310
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	17,345
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,542
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	81
	Illinois Sales Tax Revenue	4.000%	6/15/23	100	104
	Illinois Sales Tax Revenue	5.000%	6/15/23	9,805	10,323
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,227
	Illinois Sales Tax Revenue	5.000%	6/15/23	510	537
[9]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,870	1,995
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,409
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	2,006
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	2,038
[4]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	4,999
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,421
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	228
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	5,170
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	9,822
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,565
[4]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,852
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,280
[9]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	431
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	5,004
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	148
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,166
[9]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,699
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	8,018
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,756
	Illinois Sales Tax Sales Tax Revenue	3.000%	6/15/34	300	305
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,316
[6]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,990	4,284
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/22	2,020	2,014
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,796
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	13,024
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,655	1,562
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	3,490	3,218
[2,3]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	7,300	7,300
[2,3]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	2,500	2,500
[2,3]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	4,987	4,987
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	8,905	9,226
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	3,755	3,902
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,149
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	10,535
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	6,757
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	17,002
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	19,553
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,150	1,310
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	24,089
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	204
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	124
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	585	697
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,500	1,787
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	520	540
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	224
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	5,675	6,395
[6]	Illinois State University College & University Revenue	5.000%	4/1/28	750	892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Illinois State University College & University Revenue	5.000%	4/1/28	785	933
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	936
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	297
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,336
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	1,081
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	886
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	683
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	120	123
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	226
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	149
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	250
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	264
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	192
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	395
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	254
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	474
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	242
[6]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,525
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/22	1,375	1,414
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	585
[6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,763
[6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,081
[6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,320
[6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,809
	Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington GO	5.000%	12/1/29	3,300	4,123
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,815
[8]	Maine Township High School District No. 207 GO	4.000%	12/1/24	4,295	4,632
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,101
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,286
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,470
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	570	540
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	1,250	1,296
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,125
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.750%	6/15/26	180	185
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,500	10,346
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,807
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	53
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,163
[6,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,306
[11,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,735
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,649
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	4,935	5,015
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/22	1,210	1,254
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/26	33,210	33,750
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/28	11,325	11,509
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	2,183
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	550	653
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	675	802
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	605
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	370	448
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,425	2,986
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,736
[6]	Mundelein IL GO	4.000%	12/15/23	500	525
[6]	Mundelein IL GO	4.000%	12/15/25	500	546
[6]	Mundelein IL GO	4.000%	12/15/26	500	555
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/22	4,500	4,656
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,616
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	121
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	198
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	178
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	554
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,644
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,549
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	380
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	388
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	394
[4]	Peoria IL GO	4.000%	1/1/23	500	514
[4]	Peoria IL GO	4.000%	1/1/24	500	526
[4]	Peoria IL GO	4.000%	1/1/25	750	804
[4]	Peoria IL GO	4.000%	1/1/26	250	274
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	15,520	16,352
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	20,030	21,766
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	40,300	44,993
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	7,060	8,063
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/29	2,935	3,568
[2,3]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.090%	2/3/22	11,550	11,550
[2,3]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.090%	2/3/22	9,000	9,000
	Romeoville IL College & University Revenue	5.000%	10/1/26	105	115
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,224
	Romeoville IL GO	5.000%	12/30/25	3,315	3,782
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	5,240
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	3,302
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	17,850
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	9,523
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	12,084
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,925
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,555	8,520
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	8,655
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,198
[6]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,322
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	843
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	453
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	2,186
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	252
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	259
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	243
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	305
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	630	717
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	853
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/22	2,350	2,358
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	5,425	5,660
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	5,272
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	11,474
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	6,031
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,188
	St Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	753
	University of Illinois College & University Revenue	5.000%	4/1/24	600	629
	University of Illinois College & University Revenue	5.000%	4/1/26	1,000	1,047
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	3,041
	University of Illinois College & University Revenue	5.000%	4/1/27	250	262
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	861
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	944
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,021
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,111
[4]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	518
[4]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	808
	Wheeling IL GO	4.000%	12/1/22	1,245	1,280
	Wheeling IL GO	4.000%	12/1/23	750	791
	Wheeling IL GO	4.000%	12/1/24	820	884
	Wheeling IL GO	4.000%	12/1/25	935	1,028
	Wheeling IL GO	4.000%	12/1/26	1,995	2,231
	Wheeling IL GO	4.000%	12/1/27	760	861
[6]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,736
[6]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,070
[4,8]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/23	450	466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	209
[4,8]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	452
[4,8]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	311
[7]	Will County Community Unit School District No. 201-U Crete-Monee Miscellaneous Revenue, 5.000% coupon rate effective 3/15/22	0.600%	1/1/41	8,250	8,248
	Will County IL GO	4.000%	11/15/24	500	538
	Will County IL GO	4.000%	11/15/25	330	362
	Will County IL GO	5.000%	11/15/26	450	524
	Will County IL GO	5.000%	11/15/27	1,045	1,245
	Will County IL GO	5.000%	11/15/28	1,000	1,218
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/22	1,450	1,450
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,433
[4,8]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,389
[4,8]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,441
[4,8]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,814
[4,8]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	10,219
					2,197,340
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	275	291
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	250	273
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	449
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,164
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	550	634
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	550	649
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	422
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	399
	Ball State University College & University Revenue	5.000%	7/1/22	320	326
	Ball State University College & University Revenue	5.000%	7/1/22	250	255
	Ball State University College & University Revenue	5.000%	7/1/23	450	477
	Ball State University College & University Revenue	5.000%	7/1/23	660	699
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	218
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	388
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	393
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,786
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,700	1,859
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,740	1,930
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	2,009
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,805	2,058
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,875	2,167
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,241
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,332
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,860	2,047
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	2,111
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	2,169
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,232
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	2,015	2,294
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,356
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,418
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,230	1,322
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,386
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	120
[4]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/22	3,370	3,370
[4]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,678
[4]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/23	270	278
[4]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/24	415	438
[4]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/25	275	297
[4]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	220
[4]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	251
[4]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	311
[4]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	315
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	813
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	837
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	857
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	898
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	460
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,002
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,534
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,335
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,751
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,342
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,633
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,165
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,602
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,274
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,361
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,449
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	107
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	96
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	428
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	348
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	345
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	295
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	291
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/22	210	210
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	230
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	211
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	392
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	296
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	592
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,763

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	250	257
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,550	1,601
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,055	1,090
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,333
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	7,050	7,310
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	565	591
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	334
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	745
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,161
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,214
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,365
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	4,025
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,634
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	360	386
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,101
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	480	485
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,606
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	2,098
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,261
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	4,037
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	418
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,346
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	7,064
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	6,017
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,755
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	445
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	950
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,476
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	7,293
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	11,755	11,755
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	20,000	20,000
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	750	753
	Indiana Finance Authority Resource Recovery Revenue (Stadium Project) VRDO	0.070%	2/3/22	17,010	17,010
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,000	1,030
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,555	1,601
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	801
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	551
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,221
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	850
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	5,390	6,295
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,750	2,036
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	4,030	4,823
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,500	1,785
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	3,510	4,276
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	1,500	1,821
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	10,245	10,685
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	2,000	2,352
	Indiana Finance Authority Water Revenue	5.000%	2/1/28	1,000	1,204
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,985	2,031
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	1,940
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	914
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	862
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,153
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,210
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	263
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	589
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	16,835	16,835
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	12,830	12,830
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,540	2,663
[3]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.120%	2/1/22	5,255	5,255
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,301
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	593
	Indiana State Finance Authority Revenue VRDO	0.010%	3/8/22	26,610	26,609
[9]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/22	16,640	17,324
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/25	1,570	1,783
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/22	850	863
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,000	1,054
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	538
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,222
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	672
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	2,098
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	941
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	2,068
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,750	1,882
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	7,900	9,291
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/28	1,875	2,017
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	8,093
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	9,596
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	9,693
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	13,581
[2,3,6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.120%	2/3/22	9,700	9,700
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,279
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,744
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	6,203
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	7,481
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	550	581
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	443
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	893
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	354
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	410
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	271
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	349
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	335	394
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	515
[4]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,125
[4]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,130
[4]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,253
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	225	235
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	875
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	910
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	870	951
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	890	985
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	910	1,021
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	682
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	407
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	417
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	351
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	510	557
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	721
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	717
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	1,048
	Purdue University College & University Revenue	5.000%	7/1/25	655	740
	Purdue University College & University Revenue	5.000%	7/1/26	500	581
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	850	882
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	380	392
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	225
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	305	322
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	320
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	297
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	600
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	463
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,185
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,694
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	763
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	540	556

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	458
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	595
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	558
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,295
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	894
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,388
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	725
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,495
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,325	1,544
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/22	2,660	2,702
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/23	3,450	3,558
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/23	3,135	3,277
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	3,073
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,489
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,421
				504,634
Iowa (0.2%)
Ames IA GO	5.000%	6/1/28	1,525	1,848
Ankeny IA GO	5.000%	6/1/26	2,455	2,848
Ankeny IA GO	5.000%	6/1/27	2,645	3,141
Ankeny IA GO	5.000%	6/1/28	2,930	3,547
Des Moines IA GO	5.000%	6/1/24	6,335	6,913
Des Moines IA GO	5.000%	6/1/25	5,670	6,376
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,044
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,889
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,143
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	97
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	451
Iowa Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,000	1,058
Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,095	16,054
Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	18,000	19,386
Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,625	3,829
Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.060%	2/3/22	7,500	7,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	340
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	360
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	386
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	577
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,222
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	437
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/22	425	437
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	503
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,597
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.375%	6/1/30	715	714
	Xenia Rural Water District Water Revenue	5.000%	12/1/22	1,675	1,731
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	480
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	619
					86,527
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,603
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,655
[2,9]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,779
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	500	515
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	631
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,167
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,212
	Johnson County KS GO, Prere.	4.000%	9/1/22	1,055	1,076
	Johnson County Unified School District No. 229 Blue Valley GO	5.000%	10/1/22	100	103
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	799
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	450	479
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,788
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,180	1,272
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,000	2,201
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	3,960	4,062

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,739
Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	6,708
Kansas Development Finance Authority College & University Revenue	5.000%	5/1/27	3,355	3,964
Kansas Development Finance Authority College & University Revenue	5.000%	5/1/28	3,515	4,248
Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	8,597
Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	8,011
Kansas Development Finance Authority College & University Revenue (University of Kansas Projects)	5.000%	5/1/27	1,225	1,365
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/22	3,795	3,824
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/22	17,640	17,841
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	16,420	17,254
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/26	600	628
Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,113
Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	570
Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	583
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	347
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	261
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	267
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	589
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,134
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	988
Manhattan KS GO	0.400%	6/15/25	12,900	12,371
Olathe KS GO	4.250%	10/1/24	1,360	1,474
Olathe KS GO	4.250%	10/1/25	7,970	8,844
Olathe KS GO	4.250%	10/1/26	5,795	6,569
Olathe KS GO	4.250%	10/1/27	5,910	6,825
Olathe KS GO	4.250%	10/1/28	6,510	7,632
Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	200	192
Saline County KS GO	4.000%	9/1/23	2,285	2,395
Saline County KS GO	4.000%	9/1/28	2,730	3,152
Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,382
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/22	1,250	1,283
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,751
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/22	315	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,590
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,690
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,978
	Topeka KS GO	4.250%	8/15/26	2,205	2,477
	Topeka KS GO	4.250%	8/15/27	1,365	1,549
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	135	136
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	220	230
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	220	238
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/22	45	45
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/23	80	84
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/24	80	86
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/22	1,040	1,071
	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/22	1,000	1,026
[4]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	984
[4]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,203
[4]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,333
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	775	795
					184,081
Kentucky (1.8%)
[6]	Ashland KY GO	5.000%	1/1/24	1,025	1,100
[6]	Ashland KY GO	5.000%	1/1/25	1,080	1,194
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,245	2,245
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	250
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	796
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	328
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	729
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	322
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	1,038
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,854
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,287
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	12,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,123
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	225	259
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	690	813
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	630	756
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,372
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/23	500	520
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/22	8,785	9,032
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	130	138
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,900	2,027
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	625	667
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,326
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,329
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,213
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,698
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,161
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,186
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	134
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	141
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	171
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	230
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	870	880
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	1,019
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,211
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,387
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	2,165	2,569
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,870
[2,3,4]	Kentucky Bond Development Corp. Lease Revenue TOB VRDO	0.100%	2/3/22	12,410	12,410
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,675	1,698
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,534
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,462
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	2,520	2,579
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	265
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	102
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,419
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	900
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,940
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	320	328
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	745	773
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	628
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,845
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	6,229
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,606
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	533
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	895
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,186
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	339
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	125,205	131,894
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	104,940	111,594
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	32,285	34,716
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,130	27,046
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,630	69,310
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	23,185	25,834
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	7,195	7,707
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	392
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	1,000	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	15,110	15,440
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	4,510	4,608
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,500
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	397
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,485
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	996
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,838
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,726
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,714
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	228
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,917
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,356
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	588
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/22	1,500	1,548
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,136
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,657
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,274
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,874
[6]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,529
[6]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,519
[6]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/22	5,525	5,630
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,726
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	795	867
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/25	2,940	3,303
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	196
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	485
[8]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	3,009
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,855	1,909
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	20,800	22,230
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	28,549
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,385
[6]	Northern Kentucky University College & University Revenue	5.000%	9/1/25	1,175	1,323
[6]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,427
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	2,635	2,709
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	970	997
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	4,182
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,055
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	3,090
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,149
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,886
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,938
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,199
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,020	5,834
[6]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,258
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,433
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,527
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	245	247
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	245	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	362
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	329
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	787
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	585
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,474
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	643
					694,063
Louisiana (1.5%)
[4]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	393
[4]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	120
[4]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	886
[4]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	715
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/25	1,000	1,128
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/26	1,450	1,681
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.110%	2/1/22	74,105	74,105
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	120
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	135	146
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	845	940
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	1,270	1,413
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	165	184
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	1,060	1,212
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	3,015	3,447
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	500	556
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,290
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	2,195	2,575
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,150	1,349
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	400	469
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/28	150	180
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	7,932
[6]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	867
[6]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	643
[4]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	258
[4]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	563
[4]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/22	4,010	4,137
[6]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	321
[6]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	595
[6]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	567
	Lafayette LA Utilities Multiple Utility Revenue, Prere.	5.000%	11/1/22	7,210	7,447
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	6,500	6,501
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	21,300	21,309
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,750	6,753
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,731
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	2,430	2,635
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	4,195	4,243
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	18,520	18,730
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	12,000	12,136
	Louisiana GO	5.000%	5/1/22	10,320	10,439
	Louisiana GO	5.000%	5/1/22	2,800	2,832
	Louisiana GO	5.000%	9/1/22	4,000	4,105
	Louisiana GO	5.000%	10/1/23	11,640	12,424
	Louisiana GO	5.000%	10/1/24	12,240	13,505
	Louisiana GO	5.000%	10/1/25	12,865	14,591
	Louisiana GO	5.000%	10/1/26	6,750	7,854
	Louisiana GO	5.000%	3/1/28	9,065	10,892
	Louisiana GO, Prere.	5.000%	7/15/22	23,000	23,476
	Louisiana GO, Prere.	5.000%	7/15/22	3,050	3,113
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,811
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	2,645	2,899
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	493
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	2,550	2,877
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	846
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	3,560	4,125
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	666
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/27	1,700	2,017
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/28	1,100	1,333
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	373
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	725
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,222
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	3.000%	10/1/22	1,000	1,016
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,066
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,545
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,254
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,416
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,604
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,435	2,506
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,334
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,795
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,854
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,628
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,022
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,644
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,889
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,512
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,448
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/27	1,500	1,630
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/26	1,000	1,144
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	350	354
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	290	295
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,960	2,010
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	418
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,637
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,402
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,236
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,759
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,848
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,479
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	7,399
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	489
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	3,074
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	7,261
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	518
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,849
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	480
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	25,000	27,808
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	694
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	690
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	806
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	4,745	5,281
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,150	1,187
[6]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	4,150	4,213
[2,3]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	2/3/22	10,400	10,400
[6]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	110
[6]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	394
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/23	150	156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	215
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	111
	New Orleans LA GO	5.000%	12/1/22	700	726
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,606
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	3,117
[6]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	910
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,270
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,300	1,474
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	14,650	14,813
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	14,825	15,122
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	17,340	17,895
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	19,040	19,235
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	12,510	12,753
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	19,590	20,072
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	950	1,107
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	2,050	2,429
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,843
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.000%	5/15/22	2,500	2,530
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,745	5,100
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,270	1,338
					596,345
Maine (0.2%)
	Maine GO	5.000%	6/1/22	10,205	10,362
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	742
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,185	1,207
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,730	2,889
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	750	817
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,280	2,487
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	647
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/22	240	244
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	545	576
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	460	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	160	162
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	180	190
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	292
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,149
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	230
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	613
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	576
[6]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	463
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	738
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	466
[6]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	543
[2,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	3,900	3,900
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/22	190	193
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	220	233
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	374
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	107
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	218
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	149
	Maine Municipal Bond Bank Franchise Tax & Business License Fees Revenue	5.000%	9/1/22	35	36
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	600	639
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	825
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	1,000	1,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/26	1,175	1,367
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	880	1,047
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	900	1,091
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	879
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	946
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,590	1,802
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,400	1,609
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,775	1,851
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	2,350	2,464
[2,3]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	2/3/22	835	835
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	1,360	1,530
[8]	Maine Turnpike Authority Highway Revenue	5.000%	7/1/26	1,435	1,644
[8]	Maine Turnpike Authority Highway Revenue	5.000%	7/1/27	1,500	1,758
[8]	Maine Turnpike Authority Highway Revenue	5.000%	7/1/28	2,000	2,389
[8]	Maine Turnpike Authority Highway Revenue	5.000%	7/1/29	1,700	2,070
	Regional School Unit No. 1 Lower Kennebec Region School Unit GO	5.000%	11/1/22	800	826
					57,810
Maryland (2.4%)
	Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,203
	Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,499
	Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,596
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,323
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,655
	Anne Arundel County MD GO	5.000%	4/1/27	1,900	1,913
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,561
	Baltimore County MD GO	5.000%	3/1/24	500	541
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,165
	Baltimore County MD GO	5.000%	3/1/25	900	1,006
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,235
	Baltimore County MD GO, Prere.	5.000%	8/1/22	3,000	3,068
[2,3]	Baltimore MD Project Water Revenue TOB VRDO	0.120%	2/3/22	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/22	400	406
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/22	500	509
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	543
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/23	525	555
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	820
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	733
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.650%	6/1/22	180	180
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	101
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	138
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	179
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	505	543
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	550	560
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	435	443
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	582
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	325	344
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	673
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	100	113
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	579
	Charles County MD GO	5.000%	10/1/23	3,400	3,634
	Charles County MD GO	5.000%	10/1/28	4,370	5,358
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	343
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,630
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,198
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,232
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	959
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/24	4,400	4,835
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	6,288
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,345	1,437
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	7,520	7,943
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/22	38,965	39,032
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/22	1,000	1,033
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,200	1,283
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,585	1,647
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	10,619
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,380
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,640	1,754
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	17,620	18,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,575
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,300	2,527
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,550	10,828
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	25,005	28,418
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,380	1,568
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,345	1,479
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,797
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	865	967
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,335	1,556
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,400	1,578
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	3,625	4,218
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	18,563
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	2,190	2,614
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,450	1,666
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	22,275
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	11,384
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	2,185	2,656
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,450	1,695
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	7,750	8,007
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,380	1,640
[6]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/22	1,200	1,213
[6]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,405
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.050%	2/2/22	43,050	43,050
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,552
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,626
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,672
	Maryland GO	5.000%	8/1/23	27,695	29,441
	Maryland GO	5.000%	3/15/24	18,320	19,864
	Maryland GO	5.000%	8/1/24	10,130	11,123
	Maryland GO	5.000%	3/1/25	3,000	3,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	5.000%	3/15/25	4,580	5,125
	Maryland GO	5.000%	3/15/25	32,130	35,955
	Maryland GO	2.750%	8/1/25	590	605
	Maryland GO	4.000%	8/1/25	16,725	18,357
	Maryland GO	5.000%	8/1/25	2,900	3,282
	Maryland GO	5.000%	8/1/25	5,120	5,795
	Maryland GO	5.000%	3/1/26	12,500	14,384
	Maryland GO	5.000%	6/1/26	1,150	1,253
	Maryland GO	5.000%	8/1/26	5,000	5,821
	Maryland GO	5.000%	3/1/27	10,000	11,823
	Maryland GO	4.000%	6/1/27	7,000	7,466
[8]	Maryland GO	3.000%	8/1/27	11,000	11,834
	Maryland GO	5.000%	8/1/27	6,595	7,877
	Maryland GO	5.000%	8/1/27	7,745	9,251
[8]	Maryland GO	4.000%	3/1/28	8,000	9,145
	Maryland GO	5.000%	3/15/28	8,490	10,287
[8]	Maryland GO	4.000%	8/1/28	7,000	8,001
[8]	Maryland GO	4.000%	3/1/29	2,000	2,319
	Maryland GO	5.000%	3/1/29	25,000	30,922
[8]	Maryland GO	4.000%	8/1/29	1,100	1,275
	Maryland GO	5.000%	3/15/31	6,000	7,050
	Maryland GO, Prere.	5.000%	3/1/23	23,060	24,130
[3]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.060%	2/2/22	6,475	6,475
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.060%	2/3/22	3,100	3,100
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	353
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	691
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,580	2,628
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	509
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	4,600	4,712
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	280	291
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	368
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,291
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	199
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,568
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	167
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	415
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	513
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	828
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	193
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,213
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	226
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,377
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,441
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	160
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	162
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,450
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,055
[2,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	0.600%	12/8/27	32,950	32,950
[2,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	11,020	11,020
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	5,000	5,094
[2,3]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	0.160%	2/7/22	10,375	10,375
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	1,430	1,509
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	1,930	2,102
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	3,385	3,797
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	2,180	2,511
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	2,000	2,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	1,830	2,195
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	2,000	2,440
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,365	6,487
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	625	684
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,241
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/26	8,510	9,853
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	8,312
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	7,394
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/27	4,000	4,750
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/22	12,350	12,397
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,118
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	3,115
[14]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,219
	Montgomery County MD GO	5.000%	12/1/22	8,650	8,972
	Montgomery County MD GO	5.000%	10/1/25	3,825	4,350
	Montgomery County MD GO	4.000%	11/1/25	6,195	6,836
	Montgomery County MD GO	5.000%	10/1/26	6,500	7,602
	Montgomery County MD GO	4.000%	12/1/30	12,000	12,645
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue PUT	0.120%	3/1/22	20,475	20,474
	Prince George's County MD COP	5.000%	10/1/24	1,140	1,257
	Prince George's County MD GO	5.000%	3/1/22	2,210	2,219
	Prince George's County MD GO	5.000%	7/1/24	5,100	5,582
	Prince George's County MD GO	5.000%	7/15/27	6,000	7,159
	Prince George's County MD GO	5.000%	9/15/27	6,770	8,109
	Prince George's County MD GO	5.000%	7/1/28	15,580	19,001
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	787
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	680
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,226
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	2,047
	Westminster MD College & University Revenue	5.000%	11/1/22	1,950	2,011
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,196
					918,335
Massachusetts (2.1%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	245	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	213
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	260	282
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	340	374
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	225	251
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	215	243
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	335	383
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/26	565	654
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	516
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	539
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	956
	Boston Water & Sewer Commission Water Revenue	5.000%	11/1/25	6,535	7,445
	Brookline MA GO	4.000%	2/15/26	3,950	4,389
	Brookline MA GO	4.000%	2/15/27	6,025	6,832
	Brookline MA GO	4.000%	2/15/28	5,670	6,537
	Cambridge MA GO	5.000%	2/15/23	4,105	4,290
	Cambridge MA GO	5.000%	2/15/24	4,050	4,381
	Cambridge MA GO	5.000%	2/15/25	4,090	4,570
	Cambridge MA GO	5.000%	2/15/26	3,040	3,498
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	320	326
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	1,325	1,397
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/27	1,290	1,408
	Commonwealth of Massachusetts GO	5.000%	7/1/22	3,255	3,317
	Commonwealth of Massachusetts GO	5.000%	11/1/22	7,340	7,585
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	21,751
	Commonwealth of Massachusetts GO	5.000%	7/1/24	635	694
	Commonwealth of Massachusetts GO	5.000%	7/1/24	4,095	4,478
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	39,181
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	11,220
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,365	7,177
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	8,393
[12]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	7,957
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,691
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	11,530
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	27,964
	Commonwealth of Massachusetts GO	5.000%	5/1/27	3,445	4,076
	Commonwealth of Massachusetts GO	5.000%	9/1/28	13,465	16,405
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	7,919
	Commonwealth of Massachusetts GO	4.000%	7/1/31	4,775	4,834
	Commonwealth of Massachusetts GO	5.000%	5/1/33	660	694
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	32,475	32,649
[2,3]	Commonwealth of Massachusetts GO TOB VRDO	0.120%	2/3/22	4,095	4,095
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	14,955	15,238
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	7,020	7,153
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	3,500	3,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	10,000	10,332
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/23	12,515	13,042
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	31,340
	Danvers MA GO	5.000%	7/1/26	1,165	1,355
	Danvers MA GO	5.000%	7/1/27	1,240	1,480
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,312
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	6,040
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	578
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,420	5,238
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	1,055	1,117
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/27	9,500	11,341
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/25	4,835	5,476
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	2,107
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/25	3,810	4,250
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,405	1,562
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/22	70	71
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/22	210	212
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	2,815	2,866
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	850	865
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	400	410
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	755	774
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	3,335	3,455
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	1,575	1,632
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	185	194
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/23	215	222
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,584
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	898
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,097
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	3,905
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,736
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	274
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	230

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,191
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	379
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,107
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	292
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	250
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	584
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,668
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,272
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	237
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	263
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	626
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,484
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	253
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	270
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	7,566
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,690
Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	152
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	300	361
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	800	983
Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,701
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,145
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,066
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	750	761
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,565	1,595
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,485	3,550
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,171
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,780	1,813
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	695	707
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,800	1,833
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	240	244
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,165	1,190
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/22	1,005	1,023
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	185	190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	700	721
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.700%	1/1/23	1,080	1,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	804
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	2,965
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,346
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,755
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	529
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	807
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,895	2,947
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	262
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,928
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	234
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	587
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	545	558
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,430
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	631
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,474
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	761
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,092
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,729
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,638
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	279
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,232
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	285
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	877
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,765
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,565
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,609
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	761
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	275
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	535
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	734
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,212
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,430
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	6,621
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,940	2,225
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,465
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	10,000	11,536
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	365	371
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	359
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	693
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,506
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	588
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	330	387
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	11,113
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	383
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	621
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,776
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,145	1,312
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	683
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	575	692
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	5,000	5,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,435
[2,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.600%	0.660%	1/29/26	1,500	1,499
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,640	1,804
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,875	2,063
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	546
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	2,086
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	688
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,475	2,475
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	560	576
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,709
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	23,600	23,600
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,925	1,917
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	270	295
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	270	299
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	309
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	319
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	173
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	175
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	354
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	357
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	180
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	188
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	2,165	2,244
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	1,150	1,197
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	880	909
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,190	1,245
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,890	3,133
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,644
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	800	800
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	6,200	6,200
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,500	1,528
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,115	1,142
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,150	1,177
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,405	5,537
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	15,280	15,652
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,975	2,143
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,735	8,047
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,842
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	39,775	41,299
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/25	1,460	1,652
	Massachusetts Water Resources Authority Water Revenue VRDO	0.060%	2/2/22	9,300	9,300
	Sharon MA GO	5.000%	2/15/23	615	642
	Sharon MA GO	5.000%	2/15/24	875	945
	Sharon MA GO	5.000%	2/15/25	770	859
	Sharon MA GO	5.000%	2/15/26	865	992
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	13,195
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/28	7,000	8,583
	Waltham MA GO	5.000%	5/1/22	1,295	1,310
[8]	Worcester MA GO	5.000%	2/1/24	4,725	5,102
[8]	Worcester MA GO	5.000%	2/1/25	4,900	5,454
[8]	Worcester MA GO	5.000%	2/1/26	9,465	10,830
[8]	Worcester MA GO	5.000%	2/1/27	6,035	7,092
[8]	Worcester MA GO	5.000%	2/1/28	6,155	7,394
[8]	Worcester MA GO	5.000%	2/1/29	6,280	7,697
					803,026
Michigan (2.1%)
[2,3]	Adams County CO Local or Guaranteed Housing Revenue TOB VRDO	0.090%	2/3/22	1,635	1,635
[15]	Allen Park Public School District GO	5.000%	11/1/26	335	382
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,396
	Ann Arbor School District GO	3.000%	5/1/26	2,230	2,375
[15]	Brighton MI Area School District GO	5.000%	5/1/24	160	174
[15]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,681
[15]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	4,993
[15]	Brighton MI Area School District GO	5.000%	5/1/27	2,600	3,069
[15]	Byron Center Public Schools GO	5.000%	5/1/23	100	105
[15]	Byron Center Public Schools GO	5.000%	5/1/24	120	130
[15]	Byron Center Public Schools GO	5.000%	5/1/25	100	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Byron Center Public Schools GO	5.000%	5/1/26	110	126
[15]	Byron Center Public Schools GO	5.000%	5/1/27	200	236
[15]	Chippewa Valley Schools GO	5.000%	5/1/22	450	455
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,256
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	575	605
[15]	Coopersville Area Public Schools GO	5.000%	5/1/22	1,925	1,947
[15]	Detroit City School District GO	5.000%	5/1/23	2,115	2,137
[15]	Detroit City School District GO	5.000%	5/1/25	11,440	11,569
[15]	Detroit City School District GO	5.000%	5/1/26	8,155	8,247
[6,15]	Detroit City School District GO	5.250%	5/1/27	8,025	9,588
[6]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,173
[6]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	570
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	474
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,303
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,083
[2,3,6,15]	Detroit MI City School District GO TOB VRDO	0.190%	2/3/22	3,775	3,775
	Detroit MI GO	5.000%	4/1/22	250	252
	Detroit MI GO	5.000%	4/1/23	315	327
	Detroit MI GO	5.000%	4/1/24	300	320
[9]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/22	1,500	1,530
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	728
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	778
[15]	East Lansing School District GO	5.000%	5/1/22	2,110	2,134
[15]	East Lansing School District GO	4.000%	5/1/23	390	406
[15]	East Lansing School District GO	4.000%	5/1/24	900	959
[15]	East Lansing School District GO	4.000%	5/1/26	530	590
[4]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	1,978
[4]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,787
[2,3,4]	Eastern Michigan University College & University Revenue VRDO	0.100%	2/3/22	31,100	31,100
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	4,698
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	884
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,638
	Forest Hills MI Public Schools GO	4.000%	5/1/24	900	959
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	627
	Forest Hills MI Public Schools GO	4.000%	5/1/26	675	751
	Forest Hills MI Public Schools GO	4.000%	5/1/27	625	707
	Forest Hills MI Public Schools GO	4.000%	5/1/28	500	574
[15]	Fremont Public Schools GO	5.000%	5/1/23	430	452
[15]	Fremont Public Schools GO	5.000%	5/1/24	470	510
[15]	Fremont Public Schools GO	5.000%	5/1/25	730	817
[15]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	886
[15]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,908
[6]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,846
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	510	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	450
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	765
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	625	703
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	635
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	1,065
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	875
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,091
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,873
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,834
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	1,890	1,926
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,845	5,129
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,620
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,035	3,305
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,924
[15]	Holt Public Schools GO	5.000%	5/1/22	275	278
[15]	Holt Public Schools GO	5.000%	5/1/23	460	484
[15]	Holt Public Schools GO	5.000%	5/1/24	500	540
[15]	Holt Public Schools GO	5.000%	5/1/25	710	789
[15]	Holt Public Schools GO	5.000%	5/1/26	900	1,027
[15]	Hudsonville Public Schools GO	5.000%	5/1/22	260	263
[15]	Hudsonville Public Schools GO	5.000%	5/1/23	300	316
[15]	Hudsonville Public Schools GO	5.000%	5/1/25	340	381
[15]	Hudsonville Public Schools GO	5.000%	5/1/27	1,100	1,299
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	781
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,599
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,273
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,324
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,397
	Kalamazoo County MI GO	3.000%	5/1/24	845	882
	Kalamazoo County MI GO	3.000%	5/1/25	875	926
	Kalamazoo County MI GO	3.000%	5/1/26	900	962
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	2,002
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	2,075
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	560	567
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	630	663
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	593
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/22	5	5
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/23	5	5
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/24	5	5
	Kalamazoo Public Schools GO	4.000%	5/1/26	685	759
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	700	722
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	267
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	549
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	2,385	2,488
[15]	Lake Orion Community School District GO	5.000%	5/1/24	525	571
[15]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,574
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/22	340	346
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/23	340	360
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/24	375	410
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	423
[15]	Lansing School District GO	4.000%	5/1/22	340	343
[15]	Lansing School District GO	5.000%	5/1/23	435	457
[15]	Lansing School District GO	5.000%	5/1/24	350	380
[15]	Lansing School District GO	5.000%	5/1/25	435	487
[15]	Lansing School District GO	5.000%	5/1/26	425	489
[6,15]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,794
	Macomb Interceptor Drain Drainage District	5.000%	5/1/24	1,510	1,641
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,193
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,365	1,571
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/22	2,335	2,377
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,371
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	587
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,292
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	24,904
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	6,857
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	190	203
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	114
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	250
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	546
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	590	596
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	1,045	1,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,557
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,920	3,020
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,170	2,244
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,780	5,990
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,432
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,567
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,269
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,342
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	552
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	3,109
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	566
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,486
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,396
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	569
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,836
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	684
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	2,075
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	700	764
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	5,212
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,265	4,654
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,641
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,000	3,266
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,831
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,700	18,897
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	19,955
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	22,715	24,761
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	5,000	4,784
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	6,620	6,423
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	11,000	13,097
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.910%	12/1/24	16,500	16,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	12/1/25	5,500	5,605
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	1,000	1,015
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	2,034
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/22	395	397
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,290	1,325
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	12,685	12,780
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	675	696
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	145	150
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	10,350	10,849
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	743
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	214
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	904
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	485
[15]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,474
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,168
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	305	346
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	582
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	594
	Michigan Finance Authority Lease Revenue	5.000%	11/1/28	1,565	1,894
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	2,000	2,037
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,230
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	545	551
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	755	823
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,160	1,342
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,208
[2,3]	Michigan Finance Authority Trinity Health Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	9,000	9,000
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/22	1,500	1,528
	Michigan Hospital Finance Authority Revenue Health, Hospital, Nursing Home Revenue VRDO (Hospital Project)	0.050%	2/2/22	9,860	9,860
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	5,020	6,000
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/28	200	244
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	733
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,325	1,438
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/26	4,000	4,606
	Michigan State Building Authority Appropriations Revenue (Multi-Modal Facilities Program) VRDO	0.100%	2/1/22	3,500	3,500
[2,3]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	0.120%	2/3/22	3,350	3,350
[2,3]	Michigan State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	2,000	2,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,037
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,436
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,964
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	4,905
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,752
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,668
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	4,030
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	16,916
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	12,253
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,986
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,280	1,285
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.100%	12/1/23	1,290	1,303
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	580	569
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	4,105	4,268
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	6,565	6,871
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	15,505	16,710
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	11,620	12,365
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	22,380	23,452
Michigan State University College & University Revenue	5.000%	2/15/24	330	356
Michigan State University College & University Revenue	5.000%	2/15/25	430	478
Michigan State University College & University Revenue	5.000%	8/15/25	500	564
Michigan State University College & University Revenue	5.000%	2/15/26	450	515
Michigan State University College & University Revenue	5.000%	8/15/26	500	580
Michigan State University College & University Revenue	5.000%	8/15/26	3,250	3,767
Michigan State University College & University Revenue	5.000%	8/15/27	200	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State University College & University Revenue	5.000%	8/15/27	5,120	6,082
	Michigan State University College & University Revenue	5.000%	2/15/28	145	174
	Michigan State University College & University Revenue	4.000%	8/15/32	1,860	1,945
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/22	1,460	1,466
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,485
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	804
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/25	150	171
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/26	200	234
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	9,205	11,476
[15]	Milan Area Schools GO	5.000%	5/1/22	500	506
[15]	Milan Area Schools GO	5.000%	5/1/23	585	615
[15]	Milan Area Schools GO	5.000%	5/1/25	1,575	1,752
[15]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,295
[15]	Muskegon Public Schools MI GO	5.000%	5/1/23	210	221
[15]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	234
[15]	Muskegon Public Schools MI GO	5.000%	5/1/25	470	526
[15]	Muskegon Public Schools MI GO	5.000%	5/1/26	535	614
[15]	Muskegon Public Schools MI GO	5.000%	5/1/27	235	277
[15]	Muskegon Public Schools MI GO	5.000%	5/1/28	245	295
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	692
	Northern Michigan University College & University Revenue	5.000%	6/1/24	630	686
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,134
	Northern Michigan University College & University Revenue	5.000%	6/1/25	700	785
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,609
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	575
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	353
	Northern Michigan University College & University Revenue	5.000%	6/1/28	250	299
	Northern Michigan University College & University Revenue	5.000%	6/1/29	435	530
[15]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,238
	Northville Public Schools GO	4.000%	5/1/22	240	242
	Northville Public Schools GO	4.000%	5/1/23	350	364
	Northville Public Schools GO	5.000%	5/1/24	300	326
	Northville Public Schools GO	5.000%	5/1/25	350	392
	Northville Public Schools GO	5.000%	5/1/26	410	471
	Oakland University College & University Revenue	5.000%	3/1/22	1,285	1,290
	Oakland University College & University Revenue	5.000%	3/1/23	495	518
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,498
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,740	2,847
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,868
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,519
	Portage Public Schools GO	5.000%	5/1/22	1,790	1,810
	Portage Public Schools GO	5.000%	11/1/22	1,470	1,519
	Rochester Community School District GO	5.000%	5/1/22	1,650	1,669
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,289
[15]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,052
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	212
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	462
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	811
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,146
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,172
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	763
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	978
[6]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/3/22	5,470	5,470
[6]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/3/22	9,490	9,490
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	10,000	10,520
[5]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.370%	4/1/22	12,915	12,917
[2,3]	University of Michigan College & University Revenue TOB VRDO	0.090%	2/3/22	8,000	8,000
[15]	Walled Lake Consolidated School District GO	5.000%	5/1/22	3,135	3,170
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/26	300	333
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/27	415	469
[4]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	3,087
[15]	Warren Consolidated Schools GO	5.000%	5/1/26	1,460	1,668
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,360	3,853
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	5,113
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	515	534
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	2,235	2,317
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,424
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	916
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,858
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	551
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,104
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	850
	Wayne State University College & University Revenue	5.000%	11/15/26	1,505	1,752
[15]	Wayne-Westland Community Schools GO	5.000%	11/1/22	290	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	145
[6]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	221
[6]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	210
[6]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	227
[6]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	274
[6]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	612
[6]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	179
[6]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	566
[6]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	182
[6]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	487
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/22	1,730	1,750
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,699
					794,188
Minnesota (0.9%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	529
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/23	350	366
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	322
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	379
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	357
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	449
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	371
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	429
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	580
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	294
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	428
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	413
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	2,000	2,202
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	451
	Forest Lake Independent School District No. 831 GO	5.000%	2/1/26	1,410	1,611
	Hennepin County MN GO VRDO	0.060%	2/3/22	11,250	11,250
	Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25	1,380	1,575
	Lake Elmo MN GO	3.000%	2/1/24	1,140	1,184
	Lake Elmo MN GO	3.000%	2/1/25	1,170	1,234
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,327
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,377
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,412
	Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,605
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,165
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,348
	Metropolitan Council GAN GO	5.000%	12/1/27	16,445	19,744
	Metropolitan Council GO	5.000%	9/1/22	125	128
	Metropolitan Council GO	5.000%	3/1/25	6,200	6,920
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,511
	Metropolitan Council GO	5.000%	9/1/25	6,370	6,533
	Metropolitan Council GO	5.000%	12/1/25	2,530	2,886
	Minneapolis MN GO	4.000%	12/1/22	1,150	1,184
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	207
[3]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	34,600	34,600
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	660	683
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,639
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	911
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,161
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,774
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,211
	Minneapolis Special School District No. 1 COP	5.000%	2/1/27	100	117
	Minneapolis Special School District No. 1 GO	5.000%	2/1/28	2,460	2,950
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	5,485	5,702
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	305	317
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	7,495	8,059
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	225	242
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,045	1,155
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,471
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,245	1,448
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,489
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,256
	Minnesota Appropriations Revenue	5.000%	3/1/28	2,880	2,892
	Minnesota GO	5.000%	8/1/23	1,025	1,089
	Minnesota GO	5.000%	8/1/23	5,295	5,626
	Minnesota GO	5.000%	8/1/24	3,290	3,612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/24	2,620	2,877
	Minnesota GO	5.000%	8/1/24	19,660	21,587
	Minnesota GO	5.000%	8/1/24	10,300	11,309
	Minnesota GO	4.000%	10/1/24	14,225	14,951
	Minnesota GO	5.000%	8/1/25	14,710	16,654
	Minnesota GO	5.000%	8/1/25	11,295	12,788
	Minnesota GO	5.000%	8/1/25	1,995	2,259
	Minnesota GO	5.000%	8/1/26	4,345	4,762
	Minnesota GO	4.000%	8/1/27	5,950	6,216
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	4/1/22	495	498
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	268
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	282
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	347
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,643
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,234
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	562
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	2,095	2,399
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,770	2,920
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	3,510	3,727
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	7,885	8,529
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	4,555	4,844
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,650	5,917
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	10,135	10,135
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,220	2,350
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,150	1,194
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,706
	Northern Municipal Power Agency Electric Power & Light Revenue	4.125%	1/1/29	100	103
[8]	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/27	1,250	1,401
[8]	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/28	1,300	1,479
[8]	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,557
	Sartell MN GO	5.000%	2/1/23	135	141
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	3,046
	Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,580	1,619
	South Washington County Independent School District No. 833 GO	4.000%	2/1/31	2,750	3,014
[9]	Southern Minnesota Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	3,000	2,976

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,975	3,008
St. Paul Independent School District No. 625 GO	5.000%	2/1/25	470	523
St. Paul Independent School District No. 625 GO	5.000%	2/1/26	870	995
St. Paul Independent School District No. 625 GO	5.000%	2/1/27	1,075	1,260
St. Paul Independent School District No. 625 GO	5.000%	2/1/28	550	660
St. Paul Independent School District No. 625 GO	5.000%	2/1/29	1,185	1,451
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	675	698
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	838
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	878
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	761
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	2,062
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,420	4,944
St. Paul MN GO	5.000%	5/1/28	1,200	1,451
University of Minnesota College & University Revenue	5.000%	8/1/22	1,610	1,648
University of Minnesota College & University Revenue	4.000%	8/1/23	805	844
University of Minnesota College & University Revenue	5.000%	12/1/25	7,365	8,419
University of Minnesota College & University Revenue	5.000%	10/1/26	3,250	3,796
Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,802
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,835	3,049
				352,831
Mississippi (0.5%)
DeSoto County MS GO	5.000%	11/1/22	1,035	1,069
DeSoto County MS GO	5.000%	11/1/23	645	691
DeSoto County MS GO	5.000%	11/1/24	685	757
DeSoto County MS GO	5.000%	11/1/25	1,435	1,632
DeSoto County MS GO	5.000%	11/1/26	1,510	1,763
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,015	2,048
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,638
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,592
Harrison County School District GO	4.000%	6/1/24	1,250	1,331
Harrison County School District GO	4.000%	6/1/25	2,175	2,364
Mission Economic Development Corp. Industrial Revenue VRDO	0.060%	2/2/22	23,960	23,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	2/2/22	21,295	21,295
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	2/7/22	22,400	22,400
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,570
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	200	204
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	215	225
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	220	237
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	363
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	477
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	1,028
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	1,101
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,175
	Mississippi Development Bank Intergovernmental Agreement Revenue	4.000%	9/1/22	200	204
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/23	285	303
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,513
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/24	355	389
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/25	255	287
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/26	225	260
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/27	400	471
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/28	315	377
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/22	1,710	1,723
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,227
	Mississippi Development Bank Miscellaneous Taxes Revenue	5.000%	10/15/26	450	521
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/23	2,040	2,121
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/24	4,200	4,516
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/25	5,870	6,506
	Mississippi GO	5.000%	11/1/31	2,500	2,844
	Mississippi GO, Prere.	5.000%	11/1/22	18,500	19,114
	Mississippi GO, Prere.	5.000%	11/1/22	5,000	5,166
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/22	1,250	1,296
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/23	665	714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	714
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	767
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	829
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	867
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	913
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	500	530
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,698
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	772
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	681
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	814
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	461
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,707
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,338
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	7,843
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/22	1,620	1,668
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,118
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,378
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,085	1,225
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,500	1,693
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/22	220	225
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	636
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	796
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,589
[6]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/23	275	286
[6]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/24	400	430
[6]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/25	525	582
					186,032
Missouri (1.1%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,370	1,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,589
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	564
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/22	350	353
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/23	750	765
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/24	2,345	2,405
	Brentwood MO COP	4.000%	10/1/24	225	241
	Brentwood MO COP	4.000%	10/1/25	210	229
	Brentwood MO COP	4.000%	10/1/26	215	237
	Brentwood MO COP	4.000%	10/1/27	270	297
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	600	602
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,570	1,593
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	585	591
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,743
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	435	457
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,863
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	646
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,595
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	476
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,302
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	4,180
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	4,258
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,575
	Franklin County MO COP	3.000%	4/1/22	450	452
	Franklin County MO COP	3.000%	11/1/22	205	208
	Franklin County MO COP	3.000%	4/1/23	925	947
	Franklin County MO COP	3.000%	11/1/23	430	444
	Franklin County MO COP	3.000%	4/1/24	475	492
	Franklin County MO COP	3.000%	11/1/24	440	460
	Franklin County MO COP	4.000%	4/1/25	990	1,069
	Franklin County MO COP	4.000%	11/1/25	455	497
	Franklin County MO COP	4.000%	4/1/26	1,035	1,136
	Franklin County MO COP	4.000%	11/1/26	475	527
	Hazelwood School District GO	4.000%	3/1/22	550	552
	Hazelwood School District GO	4.000%	3/1/23	1,325	1,372
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	292
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	255	303
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	788
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	4,265	4,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,311
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,744
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/23	1,750	1,812
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,500	1,502
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,482
[4]	Joplin Schools GO	5.000%	3/1/28	4,855	5,827
[4]	Joplin Schools GO	5.000%	3/1/29	5,250	6,430
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,015	2,226
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	4,992
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,082
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,330	1,369
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,410	1,451
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/23	400	419
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/25	415	463
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/27	2,110	2,463
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/28	2,215	2,636
	Ladue School District GO	3.000%	3/1/28	4,000	4,291
	Ladue School District GO	3.000%	3/1/29	2,950	3,147
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/22	1,725	1,755
[2]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	3.500%	11/1/23	225	225
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,374
[2,3]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.100%	2/3/22	4,150	4,150
[2,3]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	27,955	27,955
[2,3]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	4,170	4,170
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,440	1,440
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,410	3,525
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	517
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,247
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	535

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	806
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	223
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,179
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,186
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	552
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,667
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	440
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	568
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,478
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	649
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	875
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	643
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,649
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	696
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	179
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	3,142
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,086
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	650	785
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,180
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	621
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	553
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	17,650	18,262
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	60,000	66,552
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	80,035	96,082
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	5,800	5,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	4,950	4,950
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	23,360	23,360
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	5,000	5,000
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/23	1,050	1,091
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,139
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,101
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/22	3,455	3,507
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/22	1,735	1,798
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	399
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	4,312
	Missouri State Board of Public Buildings Appropriations Revenue	5.000%	10/1/26	1,020	1,182
	Orchard Farm MO R-V School District COP	4.000%	4/1/27	175	193
	Orchard Farm MO R-V School District COP	4.000%	4/1/28	200	223
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,311
[4]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,060
[4]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,088
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	882
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,953
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	3,500	3,714
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	7,436
	St. Charles County Francis Howell R-III School District GO	4.000%	3/1/29	1,500	1,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/22	105	106
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	680	788
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/23	100	105
	St. Louis County School District No. R-7 Kirkwood GO	4.000%	2/15/28	4,695	5,377
[6]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/22	1,010	1,047
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	255
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,614
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,727
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,543
					431,990
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	25,691
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/23	490	518
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	553
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/24	530	577
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	752
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	634
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	1,064
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	592
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	840
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	420
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,435	1,437
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	200	203
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	649
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,162
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	350	360
[8]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	524
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,305
[8]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	420	453
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	424
[8]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	710	806
[8]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	515	597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	740
[2,3]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	2,825	2,825
	Montana State Board of Regents College & University Revenue	5.000%	11/15/27	180	215
	Montana State Board of Regents College & University Revenue	5.000%	11/15/28	200	244
					45,585
Multiple States (1.6%)
[2,5,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.270%	2/7/22	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	2/1/22	31,150	31,150
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	2/1/22	70,000	70,000
[2,3]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.110%	2/3/22	98,700	98,700
[2,3]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.120%	2/3/22	11,100	11,100
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.260%	2/1/22	51,800	51,800
[2,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.110%	2/3/22	153,400	153,400
[2,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.110%	2/3/22	150,400	150,400
[2,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	2/3/22	25,500	25,500
[2,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.150%	2/3/22	35,500	35,500
					633,150
Nebraska (0.6%)
[3]	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	1,068
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,095
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	223
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	59
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,480	3,702
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	615
[3]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	105,920	115,147
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,025	1,085
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	990	1,082
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,143
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/26	2,230	2,577
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/27	2,015	2,381
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/28	1,515	1,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Doughlas County Educational Facilities College & University Revenue TOB VRDO	0.110%	2/3/22	2,625	2,625
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	135	140
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	110
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	930
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,237
[2,5]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.560%	8/1/23	2,000	2,000
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,033
	Douglas County NE School District No. 17 GO, Prere.	4.000%	6/15/22	6,715	6,805
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,691
	Lincoln-Lancaster County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	12/1/24	280	310
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,431
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,173
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,196
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,769
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/22	1,170	1,200
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,372
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	2,117
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,994
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	726
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	1,090	1,131
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	2,895	3,002
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	17,770	17,770
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,081
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,330	1,383
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	624
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	624
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,882
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	388
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	650	721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	600	665
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	450	513
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,859
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	937
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	350	410
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	380	445
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,000	997
	Omaha NE GO	5.000%	1/15/25	375	416
	Omaha NE GO	5.000%	1/15/26	500	571
	Omaha NE Sewer Revenue	4.000%	4/1/28	1,245	1,418
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,720	2,823
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	5,899
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,657
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,675	2,952
	Sarpy County NE GO	5.000%	6/1/22	1,500	1,523
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,513
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,336
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,000
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,758
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	1,400	1,426
[2,3]	University of Nebraska Facilities Corp. College & University Revenue TOB VRDO	0.120%	2/3/22	6,405	6,405
					237,993
Nevada (0.9%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	790	810
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	818
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	7,641
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	5,019
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	3,816
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,245	1,267
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,765	1,922
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,415	6,071
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	11,369
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	272
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.060%	2/2/22	65,000	65,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,521
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/22	1,715	1,747
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/24	1,040	1,136
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/25	1,230	1,386
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/26	1,125	1,298
	Clark County NV GO	5.000%	11/1/25	815	927
	Clark County NV GO	5.000%	11/1/28	375	457
	Clark County NV GO	4.000%	6/1/32	2,000	2,021
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,060	3,117
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,675	1,706
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,642
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	23,792
[6]	Clark County School District GO	3.000%	6/15/22	375	379
[6]	Clark County School District GO	5.000%	6/15/22	3,555	3,616
	Clark County School District GO	5.000%	6/15/22	555	564
	Clark County School District GO	5.000%	6/15/22	5,530	5,624
	Clark County School District GO	5.000%	6/15/22	1,255	1,276
[6]	Clark County School District GO	3.000%	6/15/23	365	376
	Clark County School District GO	5.000%	6/15/23	7,835	8,288
[6]	Clark County School District GO	5.000%	6/15/23	3,735	3,951
[6]	Clark County School District GO	5.000%	6/15/23	3,695	3,909
	Clark County School District GO	5.000%	6/15/23	5,820	6,157
	Clark County School District GO	5.000%	6/15/23	1,760	1,825
[6]	Clark County School District GO	3.000%	6/15/24	350	366
[6]	Clark County School District GO	4.000%	6/15/24	3,625	3,814
	Clark County School District GO	5.000%	6/15/24	3,505	3,819
	Clark County School District GO	5.000%	6/15/24	8,230	8,966
[6]	Clark County School District GO	5.000%	6/15/24	7,840	8,555
[6]	Clark County School District GO	5.000%	6/15/24	3,880	4,234
	Clark County School District GO	5.000%	6/15/24	2,415	2,631
[6]	Clark County School District GO	3.000%	6/15/25	415	440
	Clark County School District GO	5.000%	6/15/25	3,900	4,374
	Clark County School District GO	5.000%	6/15/25	1,290	1,447
	Clark County School District GO	5.000%	6/15/25	8,640	9,690
[6]	Clark County School District GO	5.000%	6/15/25	8,235	9,265
[6]	Clark County School District GO	5.000%	6/15/25	8,145	9,163
	Clark County School District GO	5.000%	6/15/25	1,705	1,912
	Clark County School District GO	5.000%	6/15/25	410	460
	Clark County School District GO	5.000%	6/15/26	6,930	7,879
	Clark County School District GO	5.000%	6/15/26	9,075	10,457
[6]	Clark County School District GO	5.000%	6/15/26	8,545	9,866
[6]	Clark County School District GO	5.000%	6/15/26	8,555	9,877
[6]	Clark County School District GO	5.000%	6/15/26	1,260	1,455
	Clark County School District GO	5.000%	6/15/26	120	138
	Clark County School District GO	5.000%	6/15/26	1,995	2,299
	Clark County School District GO	5.000%	6/15/26	1,000	1,152
[6]	Clark County School District GO	5.000%	6/15/27	1,220	1,444
[6]	Clark County School District GO	5.000%	6/15/27	1,360	1,610
	Clark County School District GO	5.000%	6/15/27	1,115	1,317
	Clark County School District GO	5.000%	6/15/27	1,000	1,166
	Clark County School District GO	5.000%	6/15/29	780	881
	Clark County Water Reclamation District GO	5.000%	7/1/25	400	451
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	1,570	1,599
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	250	255
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,443
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	872
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	814
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	681
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	673
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	172
[2,3]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.090%	2/3/22	5,000	5,000
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/24	440	480
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	287
	Las Vegas NV GO	5.000%	6/1/24	780	850
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/23	150	151
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/25	185	185
	Las Vegas NV Special Improvement District No. 816	2.250%	6/1/27	250	246
	Las Vegas NV Special Improvement District No. 816	2.500%	6/1/29	200	196
	Las Vegas Valley Water District GO	5.000%	6/1/22	250	254
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	609
	Las Vegas Valley Water District GO	5.000%	2/1/23	1,605	1,675
	Las Vegas Valley Water District GO	5.000%	2/1/24	500	540
	Las Vegas Valley Water District GO	5.000%	6/1/25	800	899
	Las Vegas Valley Water District GO	5.000%	6/1/25	475	534
	Las Vegas Valley Water District GO	5.000%	6/1/27	165	195
[2,3]	Michigan State Hospital Finance Authority Revenue GO TOB VRDO	0.090%	2/3/22	2,500	2,500
	Nevada GO	5.000%	5/1/23	2,075	2,184
	Nevada GO	5.000%	8/1/25	2,315	2,618
	Nevada GO	5.000%	8/1/26	2,315	2,690
	Nevada System of Higher Education College & University Revenue	5.000%	7/1/28	550	664
	North Las Vegas NV	3.500%	6/1/22	150	151
	North Las Vegas NV	3.500%	6/1/23	125	128
	North Las Vegas NV	3.500%	6/1/24	120	124
	North Las Vegas NV	3.750%	6/1/25	145	153
	North Las Vegas NV	3.750%	6/1/26	180	192
[6]	North Las Vegas NV GO	5.000%	6/1/24	2,810	3,062
[6]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,310
[6]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,563
[6]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	558
[6]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	573
[6]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	822
[6]	Reno NV Sales Tax Revenue	5.000%	6/1/22	335	339
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	474
[6]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	371
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	530
	Warren County OH Electric Power & Light Revenue PUT	3.000%	6/1/22	9,890	9,968
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/24	300	323
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	388
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	987
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	375	439
	Washoe County School District GO	5.000%	6/1/27	125	140
					364,254
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,601
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	270	292
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	980
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	250	273
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	765
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	290	318
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	896
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	300	327
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	607
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,091
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	565	576
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,070	2,117
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	925	952
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	423
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,470
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,784
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	2,083
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,962
					23,517
New Jersey (4.5%)
[3]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue VRDO	0.050%	2/3/22	1,350	1,406
[4]	Atlantic City NJ GO	5.000%	3/1/23	600	626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,304
	Atlantic City NJ GO	5.000%	12/1/23	370	382
[4]	Atlantic City NJ GO	5.000%	3/1/24	300	323
[6]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,398
[4]	Atlantic City NJ GO	5.000%	3/1/25	800	885
[6]	Atlantic City NJ GO	5.000%	3/1/25	750	830
[6]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,267
[4]	Atlantic County NJ GO	3.000%	10/1/22	810	823
[4]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,708
[4]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,778
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,000	4,048
	Bergen County NJ GO	2.000%	6/1/24	460	470
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,700
	Bergen County NJ GO	2.000%	6/1/25	460	472
	Bergen County NJ GO	3.000%	12/1/25	3,865	4,122
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,277
	Bergen County NJ Washington Township BAN GO	1.000%	7/29/22	6,231	6,240
[4]	Bridgeton NJ GO	3.000%	3/1/25	810	851
	Bridgewater Township NJ BAN GO	1.000%	8/2/22	7,227	7,239
[6]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,067
[6]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,393
[6]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,408
[6]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,421
	Burlington County Bridge Commission Lease (Non- Terminable) Revenue	2.000%	11/10/22	10,700	10,809
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/24	450	479
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	598
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/26	975	1,121
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/27	615	725
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/28	410	493
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/22	1,120	1,159
[4]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/27	2,600	3,062
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/22	2,295	2,299
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	3,983
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,142
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,130
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	524
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,153
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	586
	Camden County NJ BAN GO	2.000%	10/17/22	3,485	3,516
	Carteret Borough NJ BAN GO	1.250%	6/3/22	14,600	14,624
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/22	2,885	2,960
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	563
	Cedar Grove Township NJ BAN GO	1.250%	7/12/22	10,943	10,970
	Cranford Township NJ BAN GO	1.000%	6/24/22	4,850	4,856
	Dover NJ BAN GO	1.250%	5/26/22	5,170	5,178
[6]	East Orange NJ GO	4.000%	9/15/26	525	583
[3]	Essex County Improvement Authority Recreational Revenue VRDO	0.060%	2/3/22	7,415	7,415
	Evesham Township NJ BAN GO	1.000%	9/22/22	2,500	2,504
	Freehold Borough NJ BAN GO	1.000%	8/4/22	5,600	5,604
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,070	7,084
[4]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,131
[4]	Glassboro Board of Education GO	3.000%	7/15/23	50	51
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/22	1,225	1,247
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,138
[6]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,375
[6]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	2,074
[6]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	4,151
[6]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	260
	Gloucester Township NJ BAN GO	1.000%	8/2/22	3,950	3,954
	Hoboken NJ BAN GO	1.000%	3/1/22	13,500	13,504
	Hoboken NJ GO	1.500%	9/15/22	4,540	4,559
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	932
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,250
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,214
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,620
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,706
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,349
	Hudson County NJ GO	3.000%	11/15/26	3,960	4,268
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,929
	Hudson County NJ GO	3.000%	11/15/28	9,000	9,867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	6,975	6,975
	Jersey City NJ BAN GO	1.500%	6/16/22	17,700	17,767
	Leonia NJ BAN GO	1.000%	8/19/22	3,697	3,702
	Linden NJ BAN GO	1.000%	8/25/22	3,500	3,505
[8]	Lyndhurst Township NJ BAN GO	2.000%	2/3/23	8,781	8,883
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,306
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,272
	Mendham NJ BAN GO	1.250%	5/5/22	3,500	3,505
	Mercer County NJ Lawrence Township BAN GO	1.000%	6/10/22	4,788	4,793
	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	765	789
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	819
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	844
	Middlesex County NJ Monroe Township GO	4.000%	5/1/25	300	326
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	590
	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,202
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	484
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,400	4,520
	Morris County NJ GO	3.000%	2/1/25	1,495	1,578
	Morris County NJ GO	3.000%	2/1/26	3,405	3,634
	Morris County NJ GO	3.000%	2/1/27	3,160	3,404
	Mount Laurel Township NJ BAN GO	1.000%	2/18/22	4,835	4,836
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/22	700	717
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	768
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	493
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	508
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,449
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/22	115	117
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	825	869
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	830	833
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	67,870	68,939
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,055	3,103
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	10,000	10,157
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	90	91
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	550	559
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,400	4,461
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/22	1,000	1,019
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	4,075	4,257
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	505	528
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	7,750	8,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	6,738
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	16,858
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	115	121
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,386
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	4,220	4,396
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	780	800
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	3,575	3,884
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	152
[4]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,825
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	1,957
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	14,575	15,176
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	380
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	262
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	17,180
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	2,650	2,759
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	6,262
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	13,785	15,372
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	635
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	17,621
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	12/15/26	665	769
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	5,555	5,781
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	293
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	478
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,285
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	594
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	830	867
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	500	545
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,050	1,251
[6]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/22	2,000	2,018
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	2,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,229
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,236
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	7,976
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	12,000	12,775
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	13,205
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	25,500	28,839
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	4,500	5,224
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,315	1,326
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	1,880	1,923
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,540	2,878
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,750	2,897
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	265	268
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	870	896
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,214
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,599
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,346
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,000	5,500
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,792
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	595	649
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	180	208
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,200
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	9,157
[2,3]	New Jersey Economic Development Authority Lease Revenue TOB VRDO	0.090%	2/3/22	7,500	7,500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	500	509
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,191
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	2,048
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,104
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	2,540	2,548
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	1,300	1,304
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/22	265	269
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	210
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	490
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,346
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,000	4,343
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,075	3,257
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,190	1,296
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	273
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,888
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,351
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	2,006
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	515
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	112
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,303
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,580
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,876
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	784
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	220	253
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	678
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,177
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	624
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	571
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	587
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	140
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,289
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	542
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	100	109
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/22	730	744
[4]	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	3,955	4,189
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,059
	New Jersey GO	5.250%	8/1/22	510	521

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey GO	4.000%	6/1/23	19,680	20,455
New Jersey GO	5.000%	6/1/23	745	784
New Jersey GO	5.000%	6/1/23	1,775	1,868
New Jersey GO	5.000%	6/1/23	1,000	1,053
New Jersey GO	5.000%	6/1/24	15,000	16,278
New Jersey GO	2.000%	6/1/25	3,000	3,058
New Jersey GO	5.000%	6/1/25	15,000	16,747
New Jersey GO	5.000%	6/1/26	21,710	24,862
New Jersey GO	5.000%	6/1/27	36,640	42,866
New Jersey GO	2.000%	6/1/28	17,990	18,150
New Jersey GO	5.000%	6/1/28	26,650	31,730
New Jersey GO	5.000%	6/1/29	6,655	8,044
New Jersey GO, Prere.	4.000%	6/1/23	1,420	1,479
New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,544
New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,699
New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,935
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,215	2,255
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	300	306
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,270	1,294
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,500	1,529
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	713
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,000	3,167
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,009
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	254
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,735
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,119
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,268
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	327
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,600	2,840
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	150	153
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,200
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	280
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,146
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,390
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,671
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,764
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,994
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	577
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,519
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	5,082
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,023
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,154
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,898
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	997
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	749
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	574
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	637
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,000	1,068
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	7,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	16,876
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	11,590	13,342
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	15,000	15,000
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	10,255	10,255
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,095	4,172
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,900	1,936
[6]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	539
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	181
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,500
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	3,032
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,593
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	4,037
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	1,830	1,846
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,664
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,102
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,481
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,969
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,436
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,437
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	14,150	15,350
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	11,955	12,679
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,000	3,002
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,333
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	5,914
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,560	12,648
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,645
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	783
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	809
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	1,000	1,117
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,734
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,433
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,402
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,668
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	10,414
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	7,724
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	13,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	9,335	9,491
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	10,050	10,218
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	3,889
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,465	5,668
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,125	1,170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	575	598
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,175	4,352
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	11,184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,509
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,675	1,792
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,536
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	7,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,925
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	5,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	464
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	415	386
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	4,120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	15,838
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,784
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,120	1,928
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,415	9,433
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	15,335
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	25,900	29,743
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,975	9,124
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	150	172
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,815	1,560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	950	811
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,890	1,614
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,890	2,936
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	81
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,168
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	426
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	350	356
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,255
[6]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue (Transportation Program)	5.000%	6/15/26	13,325	13,547
[12]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	1,135	1,177
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	22,000	22,864
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	150	156
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	240
[12,13]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	329
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	788
[10,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,232
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,086
[2,3]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.090%	2/3/22	11,950	11,950
[2,3,4]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.090%	2/7/22	6,720	6,720
[2,3]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	0.090%	2/7/22	27,885	27,885
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,741
[12]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,498
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	14,060	16,123
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	680
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,170	2,360
[2,3,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.120%	2/3/22	3,250	3,250
[2,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.160%	2/3/22	12,000	12,000
[2,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.160%	2/3/22	4,000	4,000
[2,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.180%	2/3/22	6,665	6,665
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,550	1,612
	Newark Board of Education GO	5.000%	7/15/22	75	77
	Newark Board of Education GO	5.000%	7/15/23	150	159
	Newark Board of Education GO	5.000%	7/15/24	250	272
[4]	Newark Board of Education GO	5.000%	7/15/25	125	140
[4]	Newark Board of Education GO	5.000%	7/15/26	150	172
[4]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,789
[4]	Newark Board of Education GO	5.000%	7/15/28	350	419
	Newark NJ GO	5.000%	10/1/22	850	872
	Newark NJ GO	5.000%	10/1/22	580	596
[6]	Newark NJ GO	5.000%	10/1/23	1,000	1,062
[6]	Newark NJ GO	5.000%	10/1/23	275	292
[6]	Newark NJ GO	5.000%	10/1/24	1,000	1,091
[6]	Newark NJ GO	5.000%	10/1/24	325	355
[6]	Newark NJ GO	5.000%	10/1/25	1,000	1,120
[6]	Newark NJ GO	5.000%	10/1/25	300	336
[6]	Newark NJ GO	5.000%	10/1/26	1,750	2,007
[6]	Newark NJ GO	5.000%	10/1/27	1,000	1,172
[6]	Newark NJ GO	5.000%	10/1/28	2,000	2,382
[9]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,496
	Ocean City NJ GO	4.000%	9/15/26	2,855	3,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramus Borough NJ GO	1.000%	4/29/22	10,000	10,007
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,700	17,739
	Passaic County NJ GO	1.250%	11/1/22	700	704
[4]	Perth Amboy NJ GO	5.000%	3/15/23	300	314
[4]	Perth Amboy NJ GO	5.000%	3/15/24	250	270
[4]	Perth Amboy NJ GO	5.000%	3/15/25	250	278
[4]	Perth Amboy NJ GO	5.000%	3/15/26	250	285
[4]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,609
[4]	Perth Amboy NJ GO	5.000%	3/15/27	1,930	2,260
[4]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,580
[4]	Perth Amboy NJ GO	5.000%	3/15/28	555	664
[4]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,398
[4]	Perth Amboy NJ GO	5.000%	3/15/29	1,500	1,826
[4]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,429
	Princeton NJ GO	2.000%	8/15/24	1,490	1,525
	Rahway NJ BAN GO	1.000%	7/28/22	8,680	8,691
	Readington Township NJ BAN GO	1.000%	4/28/22	7,175	7,180
	Secaucus NJ BAN GO	1.000%	8/5/22	14,380	14,399
	Somerset Hills School District GO	4.000%	3/15/26	1,355	1,497
	South Harrison Township School District GO	4.000%	1/15/28	775	833
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,200	5,368
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	895	924
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	999
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	535
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	601
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	440
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	291
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,268
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	1,087
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,500	4,644
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,400	3,509
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,064
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,500	3,548
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,185
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	8,998
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	12,457
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,500	1,722
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	6,605	6,658
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,834
	Township of Livingston NJ GO	1.500%	12/14/22	1,855	1,865
	Township of Scotch Plains NJ GO	2.000%	12/2/22	3,100	3,131
	Township of West Caldwell NJ GO	1.500%	12/9/22	8,850	8,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Trenton NJ GO	4.000%	7/15/22	2,080	2,112
[6]	Trenton NJ GO	4.000%	7/15/23	1,555	1,622
[6]	Trenton NJ GO	5.000%	8/1/23	705	747
[6]	Trenton NJ GO	5.000%	8/1/24	695	761
[6]	Trenton NJ GO	5.000%	8/1/25	1,650	1,860
[6]	Trenton NJ GO	2.000%	7/15/26	2,135	2,190
[6]	Trenton NJ GO	2.000%	7/15/27	1,080	1,106
[6]	Trenton NJ GO	2.000%	7/15/28	1,090	1,111
[6]	Union City NJ GO	2.250%	8/1/26	500	512
	Union County NJ GO	5.000%	2/15/22	6,275	6,286
	Union Township Board of Education GO	5.000%	1/1/23	555	577
	Union Township Board of Education GO	5.000%	1/1/24	555	596
	Union Township Board of Education GO	5.000%	1/1/25	550	609
	Union Township Board of Education GO	5.000%	1/1/26	525	597
	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,218
	Union Township Board of Education GO	5.000%	1/1/28	1,035	1,232
	Union Township Board of Education GO	5.000%	1/1/29	1,010	1,226
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,271
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,471
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,517
	Verona Township NJ BAN GO	1.000%	10/28/22	5,300	5,308
[6]	Vineland NJ GO	3.000%	10/1/27	1,225	1,313
[6]	Vineland NJ GO	3.000%	10/1/28	585	623
	Wallington NJ BAN GO	1.000%	4/29/22	4,112	4,115
	Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,500	15,528
	Woolwich Township NJ BAN GO	1.500%	6/1/22	11,100	11,137
					1,741,979
New Mexico (1.0%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	230
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	946
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	159
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,221
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	137
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	235	266
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	145
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	475
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	640	774
	Farmington NM Electric Power & Light Revenue	1.800%	4/1/29	12,580	12,173
	Farmington NM Electric Power & Light Revenue (Corners Project)	1.800%	4/1/29	17,020	16,470
	Farmington NM Electric Power & Light Revenue (Four Corners Project)	1.800%	4/1/29	15,050	14,564
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	2,465	2,405
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	3,814
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	40,060	42,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	4,000	4,365
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	10,356
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	15,000	18,184
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	10,000	12,373
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	40	42
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/24	2,000	2,183
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,306
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	4,000	4,503
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/26	3,000	3,473
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	3,000	3,562
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/28	3,000	3,638
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/28	3,400	4,126
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/23	110	116
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	515	561
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	1,475	1,659
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,915
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/25	13,765	13,938
	New Mexico GO	5.000%	3/1/27	17,725	20,909
	New Mexico GO	5.000%	3/1/28	7,105	8,569
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	225	228
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	316
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	541
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	556
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,321
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,744
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	11,088
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	9,980	9,980
[3]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,100	85,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	1,200	1,223
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	8,895	9,418
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/27	32,185	38,235
	Santa Fe County NM GO	4.000%	7/1/25	1,625	1,779
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	300
					376,435
New York (16.5%)
	Albany City School District BAN GO	1.000%	7/29/22	6,000	6,009
	Albany County NY GO	5.000%	11/1/22	965	997
[3]	Albany Industrial Development Agency Miscellaneous Revenue (CHF Holland Suites Project) VRDO	0.070%	2/3/22	6,365	6,365
	Albany NY BAN GO	3.000%	3/25/22	30,000	30,106
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/22	1,000	1,028
[6]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,097
	Amherst NY BAN GO	1.500%	11/4/22	8,000	8,047
	Amityville Union Free School District BAN GO	1.000%	6/17/22	34,112	34,142
	Amityville Union Free School District GO	1.000%	6/17/22	4,000	4,004
	Battery Park City Authority Miscellaneous Revenue VRDO	0.060%	2/3/22	52,505	52,505
	Bethlehem Central School District BAN GO	1.000%	6/28/22	13,496	13,513
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	515
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	710	759
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	2,275	2,317
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	3,720	3,936
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,334
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,394
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,500	5,289
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,745
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	615	635
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	481
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	858
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,172
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	3,077

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	165	170
Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,563
Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	708
Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	380
Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	590	639
Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	265
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/22	200	202
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	127
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	140
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	109
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	110
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	111
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	244
Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	350	382
Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/22	910	923
Build NYC Resource Corp. Miscellaneous Revenue, Prere.	3.250%	8/1/25	460	490
Carmel Central School District BAN GO	1.000%	6/16/22	9,420	9,431
Carmel NY GO	1.250%	9/30/22	4,000	4,014
Central Islip Union Free School District GO	1.250%	6/24/22	8,000	8,017
Connetquot Central School District of Islip BAN GO	1.250%	7/27/22	2,540	2,547
Delaware County NY BAN GO	1.000%	5/25/22	9,900	9,910
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	108
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	1,016
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	111
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	199
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,152
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	231
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	234
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	865	880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	527
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,464
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	486
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	2,250
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	659
	East Islip Union Free School District BAN GO	1.000%	6/28/22	35,076	35,123
	East Islip Union Free School District GO	1.000%	6/29/22	6,000	6,007
	East Syracuse-Minoa Central School District BAN GO	1.000%	6/29/22	18,500	18,525
	Enlarged City School District of the City of Troy BAN GO	1.500%	6/9/22	10,500	10,529
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue	5.000%	5/1/30	1,140	1,325
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/27	2,000	2,363
	Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	816
	Falconer Central School District BAN GO	1.500%	6/9/22	9,373	9,399
	Fayetteville-Manlius Central School District BAN GO	1.000%	6/29/22	8,000	8,011
	Garden City NY BAN GO	1.000%	2/18/22	10,500	10,502
[3]	Geneva Industrial Development Agency College & University Revenue VRDO	0.070%	2/3/22	11,965	11,965
	Greece Central School District BAN GO	1.000%	6/29/22	10,000	10,013
	Hempstead NY BAN GO	0.500%	10/28/22	8,600	8,590
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	667
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	354
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	300
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	831
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	885
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	1,017
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/22	265	270
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,512
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	313
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,745
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	338
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	363
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	388
	Huntington Union Free School District GO	1.250%	6/24/22	5,350	5,362
	Indian River Central School District at Philadelphia BAN GO	1.250%	6/29/22	7,000	7,015
	Islip Union Free School District GO	1.000%	6/24/22	10,000	10,012
	Ithaca City School District BAN GO	1.500%	7/15/22	5,300	5,318
	Lancaster Central School District BAN GO	1.000%	6/10/22	7,250	7,258
	Liverpool Central School District BAN GO	1.000%	6/24/22	20,195	20,221
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	100	103
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	1,040	1,067
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,850	20,426
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/25	1,000	1,025
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	11,630	11,914
[6]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,198
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	450	461
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	47,500	47,959
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	61,615	59,942
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,820	5,802
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	750	770
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	100	103
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	1,025	1,052
	Massapequa Union Free School District GO	1.000%	6/23/22	4,000	4,004
	Massena Central School District BAN GO	1.250%	6/30/22	9,000	9,021
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	125	138
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	440	487
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,949
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	878
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,288
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,627
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	4,184
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	89,665	89,991
[5]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	6/1/22	3,860	3,863
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,400	1,447
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	800	827
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	380	392
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	4,860	5,012
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,137
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	1,000	1,031
[3]	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue VRDO	0.060%	2/3/22	28,770	28,770
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/22	100	102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,455	2,534
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	5,220	5,389
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,670	1,724
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,240	1,280
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,685	1,739
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	200	206
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	3,280	3,387
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	38,410	41,018
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,215	2,365
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	641
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	934
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	550	568
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,015	5,175
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	560
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,373
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	35,153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	6,366

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,736
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	2,032
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	16,010	16,507
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,685	3,800
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	8,425	9,497
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,976
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	31,690
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,580	5,162
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	1,099
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,299
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,712
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	700	789
Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/26	12,105	12,455
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	21,510	22,161
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,580	1,817
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	403
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	523
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	20,787
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	288
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	2,000
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	4,850	5,690
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,225	3,322
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,531
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	2,053
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,080	2,143
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	3,079
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,975
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,382
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	29,640	30,535
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,175	3,271
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,180	10,487
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	4,175	4,301
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,345	1,375
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	28,395	28,395
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	96,575	97,713
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	15,705	16,068
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	62,530	64,856
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	55,525	57,300
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	23,555	25,465
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	21,935
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	37,373
[5]	Metropolitan Transportation Authority Transit Revenue PUT, 1M USD LIBOR + 0.550%	0.618%	11/1/22	1,000	1,002
[5,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.577%	4/1/24	3,110	3,107
[5,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	8,745	8,736
[5,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.827%	4/1/26	2,500	2,496
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.490%	2/1/25	9,500	9,508
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/15/22	13,375	13,385
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.560%	3/1/22	14,750	14,751
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.363%	4/1/24	10,450	10,368
[2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.110%	2/7/22	4,000	4,000
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.110%	2/1/22	27,380	27,380
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	2/3/22	45,460	45,460
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	2/3/22	21,995	21,995
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	248
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	360	394
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/23	300	316
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	575
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	590

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,542
Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	1,903
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	810
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	450
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	480	489
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	1,967
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,165
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,181
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	506
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	610	705
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	474
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	969
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	240	248
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	358
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,200	1,320
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	565
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,605	1,855
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	2,008
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	536
Monticello Central School District BAN GO	1.250%	6/29/22	11,308	11,334
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	509
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	550	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,261
	Nassau County NY GO	5.000%	10/1/22	120	124
[6]	Nassau County NY GO	5.000%	7/1/25	1,860	2,094
[6]	Nassau County NY GO	5.000%	7/1/26	1,000	1,157
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,000	1,084
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,110	3,178
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,544
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,908
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	4,231
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,925	6,831
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,405	11,086
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,290	2,757
	New Rochelle NY BAN GO	1.000%	2/24/22	6,000	6,002
	New Rochelle NY BAN GO	1.500%	2/24/22	2,000	2,001
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	332
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	486
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	797
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,400
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,733
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,630
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	2,500	2,817
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,750	3,232
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,714
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	5,702
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,915	2,343
[3]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	28,805	28,805
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	0.200%	5/1/22	1,350	1,349
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,334
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,800	3,815
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,584
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	8,135	8,418
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.230%	4/29/22	1,000	999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	17,205	17,319
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,750	1,751
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	43,385
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,513
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,887
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	493
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,655	7,643
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	10,775	10,574
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	15,500	14,989
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	4,907
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	19,540	19,017
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	20,955	20,955
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	24,500	24,500
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	20,560	20,560
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	31,775	31,775
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	21,820	21,820
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	10,700	10,700
[3]	New York City Industrial Development Agency Auto Parking Revenue VRDO	0.050%	2/3/22	5,280	5,280
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	635	682
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	580	641
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	664
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,743
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,480
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	1,500	1,805
[13]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,643
[2,3]	New York City NY GO TOB VRDO	0.140%	2/1/22	31,135	31,135
[2,3]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.090%	2/3/22	5,000	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.090%	2/3/22	3,770	3,770
[2,3]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.080%	2/3/22	8,760	8,760
[2,3]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.090%	2/3/22	3,940	3,940
[2,3]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.080%	2/3/22	58,925	58,925
[2,3]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.080%	2/3/22	6,000	6,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/22	4,585	4,680
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/22	45	46
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/22	40	41
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,235	9,368
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,190
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	942
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	3,000	3,586
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	500	510
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/22	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	125	129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	6,040	6,242
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,000	4,286
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/24	1,200	1,204
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	6,107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	575	604
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,500	9,393
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	1,640	1,646
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,377
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	14,220
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/26	570	630
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	539
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	2,000	2,321
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	14,017
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	9,425	11,009
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	10,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,591
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,233
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	4,160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	2,000	2,377
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	804
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	14,947
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	15,873
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,391
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	5,976
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	799
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,369
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,416
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,508
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	30,524
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,583
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,000	3,642
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	10,501
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	645	665
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,229
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	2,192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,339
[2,3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	2/3/22	9,255	9,255
[2,3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.090%	2/3/22	3,610	3,610
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	2/1/22	13,905	13,905
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.120%	2/1/22	21,120	21,120
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.120%	2/1/22	12,825	12,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.070%	2/3/22	31,905	31,905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	0.140%	2/1/22	25,100	25,100
[2,3]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	0.090%	2/3/22	8,125	8,125
[3]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	0.050%	2/3/22	4,570	4,570
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,910	2,229
	New York City Water & Sewer System Sewer Revenue VRDO	0.110%	2/1/22	15,620	15,620
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	20,050	22,259
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	16,650	18,951
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	6,480	7,573
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	1,000	1,212
[2,3]	New York City Water & Sewer System Water Revenue TOB VRDO	0.080%	2/7/22	1,600	1,600
	New York City Water & Sewer System Water Revenue VRDO	0.110%	2/1/22	9,015	9,015
	New York City Water & Sewer System Water Revenue VRDO	0.120%	2/1/22	4,350	4,350
	New York City Water & Sewer System Water Revenue VRDO	0.120%	2/1/22	4,800	4,800
	New York City Water & Sewer System Water Revenue VRDO	0.120%	2/1/22	9,400	9,400
	New York City Water & Sewer System Water Revenue VRDO	0.120%	2/1/22	21,195	21,195
	New York City Water & Sewer System Water Revenue VRDO	0.060%	2/3/22	4,300	4,300
	New York City Water & Sewer System Water Revenue VRDO	0.060%	2/3/22	12,030	12,030
	New York City Water & Sewer System Water Revenue VRDO	0.060%	2/3/22	3,075	3,075
	New York City Water & Sewer System Water Revenue VRDO	0.060%	2/3/22	9,865	9,865
	New York City Water & Sewer System Water Revenue VRDO	0.060%	2/3/22	6,185	6,185
	New York City Water & Sewer System Water Revenue VRDO	0.070%	2/3/22	13,900	13,900
	New York City Water & Sewer System Water Revenue VRDO	0.070%	2/3/22	26,810	26,810
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	2,615	2,703
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	561
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	5,084
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,195	1,305
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	113
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,160	2,440
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,411
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	945
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	14,000	14,037
[2,3]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.090%	2/3/22	4,000	4,000
[2,3]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.140%	2/3/22	13,330	13,330
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	2,500	2,382
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,835	6,156
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	592
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,184
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,210
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,192
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,326
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,210
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	2,100	2,209
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	145	147
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	6,865	7,154
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.250%	10/1/51	10,000	10,663
	New York NY GO	5.000%	8/1/22	14,715	15,049
	New York NY GO	5.000%	8/1/22	7,685	7,860
	New York NY GO	5.000%	8/1/22	1,510	1,544
	New York NY GO	5.000%	8/1/22	41,005	41,937
	New York NY GO	5.000%	8/1/22	4,050	4,142
	New York NY GO	5.000%	8/1/22	12,980	13,275
	New York NY GO	5.000%	8/1/22	6,165	6,305
	New York NY GO	5.000%	8/1/22	5,085	5,201
	New York NY GO	5.000%	8/1/22	23,580	24,116
	New York NY GO	4.000%	8/1/23	1,500	1,504
	New York NY GO	5.000%	8/1/23	1,025	1,068
	New York NY GO	5.000%	8/1/23	2,455	2,607
	New York NY GO	5.000%	8/1/23	10,030	10,651
	New York NY GO	5.000%	8/1/23	20,105	21,351
	New York NY GO	5.000%	8/1/23	14,930	15,855
	New York NY GO	5.000%	8/1/23	31,445	33,393
	New York NY GO	5.000%	8/1/23	21,030	22,333
	New York NY GO	5.000%	8/1/23	1,050	1,115
	New York NY GO	5.000%	8/1/23	890	945
	New York NY GO	5.000%	12/1/23	1,000	1,074
	New York NY GO	4.000%	8/1/24	155	166
	New York NY GO	5.000%	8/1/24	720	789
	New York NY GO	5.000%	8/1/24	5,565	6,099
	New York NY GO	5.000%	8/1/24	6,330	6,937
	New York NY GO	5.000%	8/1/24	31,170	34,160
	New York NY GO	5.000%	8/1/24	3,335	3,655
	New York NY GO	5.000%	8/1/24	200	219
	New York NY GO	5.000%	8/1/24	44,605	48,883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/24	1,695	1,799
	New York NY GO	5.000%	8/1/24	1,550	1,646
	New York NY GO	5.000%	8/1/25	2,075	2,270
	New York NY GO	5.000%	8/1/25	1,745	1,943
	New York NY GO	5.000%	8/1/25	22,630	25,446
	New York NY GO	5.000%	8/1/25	49,670	55,852
	New York NY GO	5.000%	8/1/25	2,300	2,586
	New York NY GO	5.000%	8/1/25	1,755	1,863
	New York NY GO	5.000%	8/1/25	4,110	4,363
	New York NY GO	5.000%	8/1/25	3,320	3,733
	New York NY GO	5.000%	8/1/25	3,000	3,373
	New York NY GO	5.000%	8/1/26	3,425	3,957
	New York NY GO	5.000%	8/1/26	5,575	6,440
	New York NY GO	5.000%	8/1/26	100	100
	New York NY GO	5.000%	8/1/26	100	113
	New York NY GO	5.000%	8/1/26	1,070	1,236
	New York NY GO	5.000%	8/1/26	3,185	3,679
	New York NY GO	5.000%	8/1/26	28,065	32,421
	New York NY GO	5.000%	8/1/26	3,260	3,766
	New York NY GO	5.000%	8/1/26	1,590	1,625
	New York NY GO	5.000%	8/1/26	400	409
	New York NY GO	5.000%	4/1/27	2,280	2,676
	New York NY GO	5.000%	8/1/27	5,985	6,009
	New York NY GO	5.000%	8/1/27	1,350	1,569
	New York NY GO	5.000%	8/1/27	30,000	35,482
	New York NY GO	5.000%	8/1/27	46,000	54,406
	New York NY GO	5.000%	8/1/27	5,065	5,991
	New York NY GO	5.000%	8/1/27	295	349
	New York NY GO	5.000%	4/1/28	1,500	1,799
	New York NY GO	5.000%	8/1/28	1,000	1,062
	New York NY GO	5.000%	8/1/28	22,500	27,164
	New York NY GO	5.000%	8/1/28	2,725	3,290
	New York NY GO	5.000%	8/1/30	450	520
	New York NY GO	5.000%	8/1/30	525	574
	New York NY GO PUT	5.000%	2/1/24	30,000	31,795
[7]	New York NY GO PUT	5.000%	12/1/25	2,000	2,237
[2,3]	New York NY GO TOB VRDO	0.080%	2/3/22	4,720	4,720
[2,3]	New York NY GO TOB VRDO	0.080%	2/3/22	8,500	8,500
[2,3]	New York NY GO TOB VRDO	0.080%	2/3/22	3,400	3,400
[2,3]	New York NY GO TOB VRDO	0.090%	2/3/22	5,950	5,950
[2,3]	New York NY GO TOB VRDO	0.090%	2/3/22	6,665	6,665
[3]	New York NY GO VRDO	0.110%	2/1/22	10,995	10,995
	New York NY GO VRDO	0.120%	2/1/22	21,000	21,000
	New York NY GO VRDO	0.120%	2/1/22	7,050	7,050
	New York NY GO VRDO	0.130%	2/1/22	6,550	6,550
[3]	New York NY GO VRDO	0.060%	2/3/22	32,130	32,130
[3]	New York NY GO VRDO	0.060%	2/3/22	7,865	7,865
[3]	New York NY GO VRDO	0.060%	2/3/22	16,195	16,195
[3]	New York NY GO VRDO	0.060%	2/3/22	21,400	21,400
[3]	New York NY GO VRDO	0.070%	2/3/22	9,000	9,000
	New York NY GO VRDO	0.070%	2/3/22	21,590	21,590
	New York NY GO, Prere.	5.000%	8/1/22	9,990	10,216
	New York NY GO, Prere.	5.000%	8/1/22	1,000	1,023
	New York NY GO, Prere.	5.000%	8/1/22	8,020	8,199
	New York NY GO, Prere.	5.000%	8/1/22	4,410	4,508
	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	535	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	550	592
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	555
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	530	606
	New York State Bridge Authority Highway Revenue	5.000%	1/1/27	1,055	1,238
	New York State Bridge Authority Highway Revenue	5.000%	1/1/28	1,080	1,296
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/22	8,500	8,663
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	6,590	6,977
	New York State Dormitory Authority Appropriations Revenue	4.000%	5/15/28	200	202
[3]	New York State Dormitory Authority Appropriations Revenue VRDO	0.060%	2/3/22	30,675	30,675
	New York State Dormitory Authority College & University Revenue	4.000%	5/1/22	965	973
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/22	450	457
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/22	4,090	4,168
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,220	2,352
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	265
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	120	126
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	230	243
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,781
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	778
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	218
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,184
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	130	140
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	2,000	2,253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	353
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	145	161
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	364
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,948
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	10,390	12,068
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	804
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	155	176
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	2,840	2,958
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,761
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	211
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	165	192
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	239
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	180	213
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	105
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,760	3,100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	230
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/22	600	611
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,211
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,165
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	825	948
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	125	145
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	3,179
	New York State Dormitory Authority College & University Revenue VRDO	0.060%	2/3/22	47,530	47,530
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/23	20	21
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/25	20	22
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	106
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	40	45
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,440	2,467
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,000	1,014
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,035
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	510	536
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	730
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,586
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	2,010
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,179
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	351
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	4,535	5,080
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	340
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	912
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	201
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	773
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,340	1,539
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	332
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,161
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	472
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,888
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,371
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	790	927
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	448
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	442
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,683
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,435	1,715
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,330
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	457
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,647
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	770	805
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	43,255	46,776
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	460	512
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	3,795	4,341
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	895	1,024
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	47,546
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	34,391
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	40,000	45,855
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,645	5,325
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/26	940	1,092
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	5,705	5,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	750	868
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	980	1,150
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	3,100	3,636
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	31,880
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	5,950	6,855
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	590	654
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,300	1,539
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	13,000	14,204
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	30,000	36,056
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	22,025	26,964
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,311
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	7,421
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,670	1,941
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	15,000	16,188
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	7,118
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	50,985	55,098
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	15,385	16,610
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	7,500	8,128
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	12,000	13,005
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	63,378
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,040	1,159
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	15	17
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	25,892
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,224
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,829
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,647
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	666
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	19,710	23,689
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,150	1,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/23	4,495	4,719
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/24	3,250	3,494
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	4,275	4,698
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	455	528
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	6,435	7,503
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,245
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	8,630	10,291
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,550	5,543
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	19,425	19,871
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	11,525	11,793
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	5,480	5,642
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	3,335	3,435
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,460	4,656
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,575	4,773
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	7,911
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	10,595	11,298
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,440
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,000	3,282
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,495
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,629
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,700	3,032
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,182
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	4,500	5,238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,494
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,652
[6]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	3,500	3,971
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,310	1,349
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,440
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,377
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,021
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/26	4,070	4,746
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/27	5,250	6,260
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,854	2,243
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,532	1,890
[2,3]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.090%	2/3/22	10,885	10,885
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,900	2,916
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	42,500	46,007
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	100	108
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	37,485	41,850
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	6,082
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,860	2,098
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	3,165
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	9,694
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,144
[2,3]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	2/3/22	3,365	3,365
[2,3]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	2/3/22	1,800	1,800
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	5	6
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,935	4,124
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	14,707

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	10,636
New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	25,106
New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	30,586
New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/25	1,465	1,634
New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/25	2,580	2,921
New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/26	415	477
New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/26	825	961
New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/27	300	354
New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/27	300	358
New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/28	325	392
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,710
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,150	1,216
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,185	3,198
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,115	2,144
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	6,250	6,340
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,500	7,522
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	2,585	2,586
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	10	10
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	415	415
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	3,305	3,307
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,615	8,790
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,250
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	14,720	14,778
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,521
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,259
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	5,963
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,321
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,300	4,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,164
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,625	2,603
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,695	16,768
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,826
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,546
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	103
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	19,830	19,297
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	2,165	2,122
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,927
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	286
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,727
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,942
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	873
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,000	1,943
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,005	4,861
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,894
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,000	1,941
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,640
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	20,583
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/2/22	17,710	17,710
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/2/22	32,855	32,855
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	16,600	16,600
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	29,790	29,790
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	29,355	29,355
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	5,680	5,680
	New York State Thruway Authority Highway Revenue	4.000%	1/1/23	900	927
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,050	1,092
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	6,087
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	4,161
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	768
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,213
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	42,515	50,060
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/28	44,910	54,033
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	12,265
[2,3]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.090%	2/3/22	19,370	19,370
[2,3]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.120%	2/3/22	8,000	8,000
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	25,065	25,207
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,500	4,525
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	45,845	46,104
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	615	665
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,220	4,706
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	11,815	13,175
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,650	4,070
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	13,500	15,488
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	28,028
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	12,130	14,270
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,414
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,020	1,169
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	18,235	21,916
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,934
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	2/3/22	15,765	15,765
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	2/3/22	10,295	10,295
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	2/3/22	5,150	5,150
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	2/3/22	5,725	5,725
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	2/3/22	18,570	18,570
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	3,000	3,145
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,100	7,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/29	26,020	31,973
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	550	585
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,250	1,397
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	675	770
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	875	1,027
	Niagara-Wheatfield Central School District BAN GO	1.250%	6/28/22	2,190	2,195
	North Colonie Central School District BAN GO	1.000%	7/15/22	13,415	13,436
	Northport-East Northport Union Free School District GO	1.500%	6/24/22	13,660	13,705
[2,3]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	2/3/22	11,300	11,300
[2,3]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.130%	2/3/22	27,000	27,000
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	1,016
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	970	1,101
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	966
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	994
	Oneida NY GO BAN	1.500%	3/31/22	17,541	17,565
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/22	615	621
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/23	330	342
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/23	465	486
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	369
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	520
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	560
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	645
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	730
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/25	950	1,081
	Oyster Bay NY GO	2.000%	3/1/22	950	951
[6]	Oyster Bay NY GO	2.000%	3/1/22	3,895	3,900
[6]	Oyster Bay NY GO	2.000%	3/1/23	4,660	4,722
	Oyster Bay NY GO	4.000%	3/1/23	850	879
	Oyster Bay NY GO	4.000%	3/1/24	850	900
[4]	Oyster Bay NY GO	4.000%	11/1/24	950	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,238
[4]	Oyster Bay NY GO	4.000%	11/1/25	750	821
[6]	Oyster Bay NY GO	2.000%	3/1/26	4,945	5,028
[6]	Oyster Bay NY GO	4.000%	3/1/26	920	1,013
[6]	Oyster Bay NY GO	2.000%	3/1/27	5,045	5,106
[6]	Oyster Bay NY GO	4.000%	3/1/27	820	919
[6]	Oyster Bay NY GO	2.000%	3/1/28	5,145	5,160
[6]	Oyster Bay NY GO	4.000%	3/1/28	850	965
[6]	Oyster Bay NY GO	2.000%	3/1/29	5,250	5,214
	Pearl River Union Free School District BAN GO	1.250%	7/22/22	7,060	7,079
[5]	Port Authority of New York & New Jersey	0.000%	2/23/22	3,630	3,630
[5]	Port Authority of New York & New Jersey	0.010%	4/20/22	5,015	5,014
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,255	1,401
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	556
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	245
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	675	682
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,114
[2,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	2/3/22	8,290	8,290
[2,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.090%	2/3/22	9,160	9,160
[2,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.090%	2/3/22	8,475	8,475
[2,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	0.080%	2/3/22	2,515	2,515
	Port Washington Union Free School District BAN GO	1.000%	8/4/22	33,972	34,021
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	620	685
	Salina NY BAN GO	1.500%	6/10/22	7,144	7,165
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	635
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	495
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	785
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	574
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	605
	Schalmont Central School District BAN GO	1.250%	9/1/22	6,145	6,164
	Schenectady City School District BAN GO	2.000%	7/21/22	20,900	21,016
	Schoharie County NY BAN GO	1.500%	6/17/22	6,000	6,018
	Skaneateles NY Central School District BAN GO	1.000%	6/29/22	15,431	15,453
	South Country Central School District at Brookhaven GO	1.250%	6/24/22	18,000	18,041
	South Huntington Union Free School District GO	1.500%	6/24/22	11,000	11,036
	Southold NY GO	1.250%	9/22/22	3,000	3,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue PUT (Clarkson University Project)	1.550%	3/1/25	200	197
[6]	Suffolk County NY GO	5.000%	5/15/22	10,310	10,445
[4]	Suffolk County NY GO	5.000%	6/15/22	2,950	2,999
	Suffolk County NY GO	5.000%	11/1/22	7,735	7,958
	Suffolk County NY GO	5.000%	5/1/23	125	131
[6]	Suffolk County NY GO	5.000%	5/15/23	10,845	11,418
[4]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,922
[8]	Suffolk County NY GO	5.000%	6/15/23	860	902
[8]	Suffolk County NY GO	5.000%	10/1/23	705	737
[4]	Suffolk County NY GO	5.000%	6/15/24	2,810	3,056
[8]	Suffolk County NY GO	5.000%	6/15/24	885	956
[8]	Suffolk County NY GO	5.000%	10/1/24	1,000	1,075
[6]	Suffolk County NY GO	4.000%	10/15/24	4,640	4,975
[6]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,236
[4]	Suffolk County NY GO	5.000%	6/15/25	2,935	3,290
[8]	Suffolk County NY GO	5.000%	6/15/25	925	1,027
[8]	Suffolk County NY GO	5.000%	10/1/25	1,000	1,103
[6]	Suffolk County NY GO	4.000%	10/15/25	4,730	5,180
[4]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,556
[4]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,791
[6]	Suffolk County NY GO	5.000%	5/15/26	7,850	9,011
[4]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,371
[8]	Suffolk County NY GO	5.000%	6/15/26	975	1,109
[8]	Suffolk County NY GO	5.000%	10/1/26	1,125	1,268
[6]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,374
[6]	Suffolk County NY GO	5.000%	11/1/26	9,160	10,640
[6]	Suffolk County NY GO	5.000%	5/15/27	3,250	3,829
[4]	Suffolk County NY GO	5.000%	6/15/27	5,915	6,982
[8]	Suffolk County NY GO	5.000%	6/15/27	765	888
[8]	Suffolk County NY GO	5.000%	10/1/27	905	1,039
[6]	Suffolk County NY GO	5.000%	11/1/27	9,615	11,446
[6]	Suffolk County NY GO	5.000%	5/15/28	3,430	4,126
[8]	Suffolk County NY GO	5.000%	6/15/28	660	779
[8]	Suffolk County NY GO	5.000%	10/1/28	785	915
[6]	Suffolk County NY GO	5.000%	11/1/28	1,670	2,027
	Sweet Home Central School District BAN GO	1.250%	7/7/22	6,000	6,014
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	449
[8]	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/22	365	368
[8]	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/23	950	983
[8]	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/24	985	1,043
[8]	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,107
[8]	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	494
[8]	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	515
[8]	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	530
	Tonawanda City School District BAN GO	1.500%	6/16/22	10,194	10,225
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	850	880
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	715	790
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	195	216
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,035	1,089
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	8,856
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	502
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	526
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	3,500	4,183
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	152
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	400	421
[5]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	11/15/24	15,860	15,832
[2,3]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.090%	2/3/22	14,000	14,000
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.120%	2/1/22	5,450	5,450
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.070%	2/3/22	25,625	25,625
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,250	9,408
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,180	9,340
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	24,245	27,788
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,285	21,516
[2,3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	0.120%	2/3/22	2,135	2,135
[5]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.407%	2/1/24	2,690	2,690
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/22	1,055	1,079
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	4,115	4,222
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	235	241
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,728
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,566
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	335	356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,382
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	5,172
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	170
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,729
	Troy NY BAN GO	1.500%	2/4/22	16,000	16,001
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,300	2,541
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,000	4,056
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	10,523
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	10,504
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,731
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,030	2,385
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,156
	Ulster County NY BAN GO	1.500%	11/17/22	12,000	12,075
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,074
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,045	1,175
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	625	670
	Vestal Central School District BAN GO	1.250%	7/28/22	8,500	8,521
	Waterloo Central School District BAN GO	1.000%	6/24/22	5,755	5,762
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,595	1,644
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,349
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,375
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	579
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,493
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	200	224
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,090	1,125
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,694
	Williamsville Central School District GO	5.000%	6/1/23	30	32
[8]	Yonkers NY GO	5.000%	10/15/23	300	314
[4,8]	Yonkers NY GO	5.000%	9/1/24	500	540
[4]	Yonkers NY GO	5.000%	10/1/24	200	220
[4,8]	Yonkers NY GO	5.000%	9/1/26	1,515	1,715
[4,8]	Yonkers NY GO	5.000%	9/1/27	1,000	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Yonkers NY GO	5.000%	10/15/27	1,600	1,847
[4,8]	Yonkers NY GO	5.000%	9/1/28	750	884
[4,8]	Yonkers NY GO	5.000%	10/15/28	1,000	1,177
[4,8]	Yonkers NY GO	5.000%	9/1/29	750	899
[4,8]	Yonkers NY GO	5.000%	10/15/29	1,785	2,135
					6,332,279
North Carolina (1.0%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,162
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	224
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/26	465	535
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/27	605	714
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	305
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	158
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	135	147
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/26	300	347
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/27	125	148
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,056
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,228
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/23	460	487
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	687
	Charlotte NC COP	5.000%	6/1/25	1,500	1,688
	Charlotte NC COP	5.000%	6/1/26	1,000	1,158
	Charlotte NC COP	5.000%	6/1/27	1,000	1,186
	Charlotte NC COP	5.000%	6/1/28	1,000	1,211
	Charlotte NC GO	5.000%	7/1/27	1,990	2,177
	Charlotte NC GO, Prere.	5.000%	7/1/22	11,140	11,351
[2,3]	Charlotte NC Lease (Appropriation) Revenue COP TOB	0.120%	6/1/48	1,374	1,374
	Charlotte NC Water & Sewer System Port, Airport & Marina Revenue	5.000%	7/1/24	1,565	1,706
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	130	135
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	2,021
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	722
[8]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,660	1,946
[8]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,795	2,151
[8]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	2,750	3,358
[8]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	3,260	4,051
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	24,031
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	9,500	10,518
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,928
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	6,000	7,265
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	665	692
[2,6]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/27	495	575
[2,6]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/28	520	615
[2,6]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/29	540	650
	Forsyth County NC GO	4.000%	3/1/28	4,125	4,751
	Guilford County NC GO	5.000%	3/1/25	18,880	21,121
	Guilford County NC GO	5.000%	5/1/25	10,390	11,683
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	304
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	391
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	475
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	375	410
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/26	1,000	1,157
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/27	1,025	1,215
	Holly Springs NC GO	5.000%	6/1/27	1,000	1,191
	Mecklenburg County NC GO	5.000%	9/1/22	150	154
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	360
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	416
	Moore County NC Appropriations Revenue	5.000%	6/1/26	390	451
	Moore County NC Appropriations Revenue	5.000%	6/1/27	365	433
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	424
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	1,020	1,049
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	1,190	1,268
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/24	2,115	2,324
	North Carolina Appropriations Revenue	5.000%	3/1/23	1,500	1,569
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,600	8,773
	North Carolina Appropriations Revenue	5.000%	3/1/27	2,750	3,231
	North Carolina Appropriations Revenue	5.000%	5/1/27	4,515	5,343
	North Carolina Appropriations Revenue	5.000%	3/1/28	2,750	3,304
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/23	250	260
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	153
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	8,500	8,661
	North Carolina GO	5.000%	6/1/26	10,000	11,598
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	2,270	2,279
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,890	3,905
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	8,500	8,892
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	8,934
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,635	1,816
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	11,205	12,836
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	3,915	4,704
[2,3]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.090%	2/3/22	1,055	1,055
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,330	4,580
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	7,305	7,797
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	5,350	5,594
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,105	1,127
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	900	932
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	76
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	190	197
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	838
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	2,019
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	110	115
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	213
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	987
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,354
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	265
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	138
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	223
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	497
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,612
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	257
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	244
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	807
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	969
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,788
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	623
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	885
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	1,022
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	685
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,033
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	320	320
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,359
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.390%	8/29/22	9,830	9,830
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	8,925	8,925
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	945	1,009
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	1,000	1,091
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,250	1,370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	890	975
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/23	100	104
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	2,510	2,854
[2,3]	North Carolina State Housing Finance Home Ownership Local or Guaranteed Housing Revenue TOB VRDO	0.090%	2/3/22	10,045	10,045
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	1,900	1,973
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,362
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,376
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.050%	2/2/22	9,500	9,500
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.050%	2/2/22	15,065	15,065
	Raleigh NC GO	5.000%	9/1/25	1,000	1,136
[5]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.125%	0.193%	11/9/22	22,000	21,992
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/23	300	321
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	440
	Wake County NC GO	5.000%	3/1/24	1,000	1,083
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/22	125	126
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	481
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	495	524
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	562
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	626
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	677
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	493
					395,581
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,920
[2,3,6]	Grand Forks ND Health Care System Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/3/22	5,370	5,370
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	86
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	83
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	119
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	156
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,250	1,474
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,393
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	1,170	1,206
[5]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.260%	7/1/24	1,710	1,718
[6]	University of North Dakota COP	5.000%	6/1/24	825	899
	West Fargo ND GO	4.000%	5/1/23	500	519
	West Fargo ND GO	4.000%	5/1/25	350	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Fargo ND GO	4.000%	5/1/26	500	553
	West Fargo ND GO	4.000%	5/1/27	425	469
					19,345
Ohio (2.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,710
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,475	3,519
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	225
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	576
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	489
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	735
	Akron OH GO	5.000%	12/1/25	1,035	1,141
[8]	Akron OH Income Tax Revenue	4.000%	12/1/22	350	358
[8]	Akron OH Income Tax Revenue	4.000%	12/1/23	350	368
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	377
[8]	Akron OH Income Tax Revenue	4.000%	12/1/24	365	391
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	439
[8]	Akron OH Income Tax Revenue	4.000%	12/1/25	470	513
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	694
[8]	Akron OH Income Tax Revenue	4.000%	12/1/26	375	418
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	910
[8]	Akron OH Income Tax Revenue	4.000%	12/1/28	1,380	1,580
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	587
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,710
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,141
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,775	3,859
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	414
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	9,557
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	590
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	17,254
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,288
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	28,236
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,273
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,953
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,768
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	13,715	13,871
[2,3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	3,750	3,750

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	3,485	3,525
Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	19,250	19,250
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/22	12,035	12,055
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,500	1,672
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,279
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	15,117
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,133
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	4,141
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,825
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	109
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/26	340	389
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	469
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	478
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	608
American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,462
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	540	541
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	444
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	399
American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,095	7,099
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	830	860
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,368
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,917
Bowling Green State University College & University Revenue	5.000%	6/1/23	175	184
Bowling Green State University College & University Revenue	5.000%	6/1/24	325	353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,020	4,746
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	405	495
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	24,250	24,718
[12]	Butler County OH GO	5.250%	12/1/26	2,000	2,246
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,651
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,131
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	4,190
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,409
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	4,239
[4]	Celina City School District GO	4.000%	12/1/23	165	174
[4]	Celina City School District GO	5.000%	12/1/26	250	290
[4]	Celina City School District GO	5.000%	12/1/27	220	261
[4]	Celina City School District GO	5.000%	12/1/28	245	295
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	408
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	438
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	692
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,005	1,040
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,686
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	549
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	1,071
	Cincinnati City School District COP	5.000%	12/15/22	1,365	1,417
[2,3,6,11]	Cincinnati City School District GO TOB VRDO	0.090%	2/3/22	5,000	5,000
	Cincinnati OH GO	5.000%	12/1/22	300	311
	Cincinnati OH GO	4.000%	12/1/26	290	322
	Cincinnati OH GO	5.000%	12/1/26	6,175	7,232
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	420	434
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,680	1,738
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	434
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	524
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	227
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	305	316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	2,080	2,163
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,850	1,924
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,120	1,165
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	525	564
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,493
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,128
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	111
	Cleveland OH GO	5.000%	12/1/22	3,595	3,727
	Cleveland OH GO	2.000%	12/1/23	375	382
	Cleveland OH GO	4.000%	12/1/24	300	323
	Cleveland OH GO	5.000%	12/1/24	1,000	1,106
	Cleveland OH GO	2.000%	12/1/25	300	307
	Cleveland OH GO	3.000%	12/1/25	190	202
	Cleveland OH GO	4.000%	12/1/25	700	770
	Cleveland OH GO	5.000%	12/1/25	410	467
	Cleveland OH GO	3.000%	12/1/26	680	730
	Cleveland OH GO	4.000%	12/1/26	800	896
	Cleveland OH GO	2.000%	12/1/27	460	469
	Cleveland OH GO	3.000%	12/1/27	1,480	1,597
	Cleveland OH GO	2.000%	12/1/28	615	624
	Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,610	1,631
	Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	273
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	263
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	210
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	246
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	323
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	301
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	220
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	219
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	258
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	198
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	251
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	335
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	167
	Cleveland OH Income Tax Revenue	4.000%	10/1/27	240	272
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	400	460
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	583
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/22	1,975	2,017
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	167
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	146
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	184
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	211
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.060%	2/3/22	2,300	2,300
[4]	Cloverleaf Local School District COP	3.000%	12/1/23	360	373
[4]	Cloverleaf Local School District COP	3.000%	12/1/25	230	244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cloverleaf Local School District COP	4.000%	12/1/26	270	302
[4]	Cloverleaf Local School District COP	4.000%	12/1/27	250	282
[4]	Cloverleaf Local School District COP	4.000%	12/1/28	220	252
	Columbus City School District GO	5.000%	12/1/24	100	111
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	229
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	331
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	281
	Columbus OH GO	5.000%	4/1/25	2,500	2,796
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	235	237
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	472
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	504
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	279
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	617
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,278
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	11
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22	9,725	10,050
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	270
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,881
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	616
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,435	4,005
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	4,853
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	6,076
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,427
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/22	1,075	1,114
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,074
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	574
[4]	Cuyahoga Falls City School District GO	3.000%	12/1/25	1,205	1,281
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/26	375	421
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/27	675	768
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	446
[2,3]	Cuyahoga OH COP TOB VRDO	0.160%	2/7/22	4,100	4,100
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	7,224
	Dayton Metro Library GO	4.000%	12/1/25	635	701
	Dayton Metro Library GO	4.000%	12/1/26	635	714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dublin OH GO	3.000%	12/1/23	1,025	1,064
	Fairborn City School District GO	4.000%	12/1/25	200	220
	Fairborn City School District GO	4.000%	12/1/27	175	199
	Fairborn City School District GO	4.000%	12/1/28	180	206
	Fairborn City School District GO	4.000%	12/1/29	175	203
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	282
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	288
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	400	409
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	419
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	435
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	227
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	460
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	1,076
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,138
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,203
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	30,740	30,740
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	3,635	3,635
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	18,460	18,460
[2,3]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	0.120%	2/3/22	4,000	4,000
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,649
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	500
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	500	507
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	1,019
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,721
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	577
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	21,455
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	708
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	4,733
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/23	1,450	1,498
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,445
[3]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	1,100	1,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/3/22	4,950	4,950
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/3/22	3,000	3,000
[2,3]	Hamilton County OH Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	5,970	5,970
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,411
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	3,915
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	8,303
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	7,380	8,851
[4]	Hillsdale Local School District COP	4.000%	12/1/24	625	672
[4]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,257
[4]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	1,952
[4]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	2,082
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/23	1,725	1,793
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,000	1,040
[2,3]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.120%	2/3/22	20,080	20,080
	Kent State University College & University Revenue	4.000%	5/1/22	3,015	3,042
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,176
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,595	1,633
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	815	865
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	1,073
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,542
[3]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	31,020	34,277
	Lebanon City School District GO	2.000%	12/1/22	100	101
	Lebanon City School District GO	2.000%	12/1/23	170	173
	Lebanon City School District GO	3.000%	12/1/24	170	179
	Lebanon City School District GO	3.000%	12/1/25	170	181
[4]	Lorain OH GO	4.000%	12/1/22	300	308
[4]	Lorain OH GO	4.000%	12/1/24	250	269
[4]	Lorain OH GO	4.000%	12/1/26	350	390
[4]	Lorain OH GO	4.000%	12/1/27	350	394
[4]	Lorain OH GO	4.000%	12/1/28	280	319
[14]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	18,853
	Mahoning County OH Sewer Revenue	2.000%	12/1/22	200	202
	Mahoning County OH Sewer Revenue	2.000%	12/1/23	200	203
	Mahoning County OH Sewer Revenue	3.000%	12/1/26	125	134
	Mahoning County OH Sewer Revenue	3.000%	12/1/27	100	108
[8]	Miami University College & University Revenue	5.000%	9/1/23	850	891
[8]	Miami University College & University Revenue	5.000%	9/1/24	335	362
[8]	Miami University College & University Revenue	5.000%	9/1/25	390	433
[8]	Miami University College & University Revenue	5.000%	9/1/26	410	466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Miami University College & University Revenue	5.000%	9/1/27	190	221
[8]	Miami University College & University Revenue	5.000%	9/1/28	260	308
[8]	Miami University College & University Revenue	5.000%	9/1/29	270	326
	Miami University OH College & University Revenue	5.000%	9/1/26	700	813
	Miami University OH College & University Revenue	5.000%	9/1/27	575	685
	Miami University OH College & University Revenue	5.000%	9/1/28	800	972
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	76
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	115
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	573
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	590
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	350
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	726
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	418
[4]	Midview Local School District COP	4.000%	11/1/25	700	760
[4]	Midview Local School District COP	4.000%	11/1/26	1,305	1,440
[4]	Midview Local School District COP	4.000%	11/1/27	500	559
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	191
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	175
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,206
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	451
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	4,206
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	869
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,627
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	801
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,890
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,815
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	727
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	771
[2,3]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	3,750	3,750
[2,3]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/7/22	500	500
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/23	100	107
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	235
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	263
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	1,125	1,186
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,661
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	1.375%	11/1/24	1,875	1,849
	Ohio Appropriations Revenue	5.000%	12/1/26	630	737
	Ohio Appropriations Revenue	5.000%	12/15/26	750	879
	Ohio Appropriations Revenue	5.000%	12/1/27	700	837
	Ohio Appropriations Revenue	5.000%	12/15/27	1,500	1,801
	Ohio Appropriations Revenue	5.000%	12/15/28	1,500	1,839
	Ohio COP, Prere.	5.000%	3/1/22	1,000	1,004
	Ohio Department of Administrative Services COP	5.000%	3/1/23	325	340
	Ohio Department of Administrative Services COP	5.000%	9/1/25	675	763
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,128
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	588
	Ohio GO	5.000%	6/15/24	425	464
	Ohio GO	4.000%	3/1/25	5,000	5,169
	Ohio GO	5.000%	5/1/25	340	382
	Ohio GO	5.000%	6/15/25	12,150	12,715
	Ohio GO	5.000%	6/15/25	340	383
	Ohio GO	4.000%	2/1/26	7,905	8,037
	Ohio GO	5.000%	6/15/27	625	741
	Ohio GO	5.000%	5/1/28	3,000	3,631
	Ohio GO	5.000%	9/15/28	7,470	9,113
	Ohio GO	5.000%	5/1/31	1,115	1,244
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	10,130	11,252
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	148
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,700	1,884
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,134
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	167
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	4,000	4,672
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	580
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	346
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,600	4,296
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,150	5,048
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	7,463
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.130%	2/1/22	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.130%	2/1/22	8,500	8,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.130%	2/1/22	10,875	10,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	5,825	5,825
[5]	Ohio Higher Educational Facility Commission	0.010%	2/17/22	32,150	32,150
[5]	Ohio Higher Educational Facility Commission	0.010%	2/17/22	17,495	17,495
[5]	Ohio Higher Educational Facility Commission	0.010%	4/6/22	22,650	22,647
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/22	540	546
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/22	4,620	4,787
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/23	2,565	2,751
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	2,120
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,277
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,695
[8]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	290
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	297
[8]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	375	443
[8]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	450	540
[8]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	425	518
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,260
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,482
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,384
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	399
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	447
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	472
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/22	305	311
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	423
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	799
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	290
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/23	1,170	1,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/25	1,290	1,453
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	5,009
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	160	170
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	705	720
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	791
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	197
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	973
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	206
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,055
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	213
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,060
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	452
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	1,064
	Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	839
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	890	917
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,000	1,030
	Ohio Lease (Appropriation) Revenue	5.000%	6/1/24	1,730	1,885
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,335
	Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,300	2,622
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	1,510	1,728
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	2,185	2,497
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,355
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,538
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	1,325	1,557
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,210	3,767
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,250	3,896
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/26	750	862
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/27	1,000	1,180
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/28	750	904
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,655
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,709
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,237
	Ohio Lease Revenue	5.000%	4/1/22	725	731
	Ohio Lease Revenue	5.000%	4/1/23	800	840
	Ohio Lease Revenue	5.000%	4/1/24	650	705
	Ohio Lease Revenue	5.000%	4/1/25	815	911
	Ohio Special Obligation Revenue	5.000%	10/1/22	550	566
	Ohio Special Obligation Revenue	5.000%	10/1/22	1,060	1,092
	Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,346
	Ohio Special Obligation Revenue, Prere.	5.000%	10/1/22	750	772
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,118
	Ohio State University College & University Revenue	4.000%	6/1/31	1,250	1,300
[2,3]	Ohio State University General Receipts College & University Revenue TOB VRDO	0.090%	2/3/22	5,750	5,750
[2,3]	Ohio State University Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	4,000	4,000
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,165
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/26	5,000	5,778
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,414
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	75	92
	Penta Career Center COP	5.250%	4/1/24	2,915	2,937
	Princeton City School District GO	5.000%	12/1/22	700	726
	Princeton City School District GO	5.000%	12/1/23	1,350	1,449
	Princeton City School District GO	5.000%	12/1/25	815	902
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	362
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	534
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	577
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	710
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	663
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	589
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,125	1,127
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	3,228
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	1,033
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,099
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	833
	Southeastern Ohio Port Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	735	755
	South-Western City School District GO	5.000%	12/1/23	1,095	1,176
	State of Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	225	242
[6]	Toledo OH GO	5.000%	12/1/25	1,435	1,627
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,711
	Toledo OH Water System Water Revenue	5.000%	11/15/25	1,785	2,029
	Toledo OH Water System Water Revenue	5.000%	11/15/26	2,140	2,498
	Toledo OH Water System Water Revenue	5.000%	11/15/27	2,360	2,820
	Toledo OH Water System Water Revenue	5.000%	11/15/28	2,705	3,302
	University of Akron College & University Revenue	5.000%	1/1/24	955	1,025
	University of Akron College & University Revenue	5.000%	1/1/24	535	574
	University of Akron College & University Revenue	5.000%	1/1/25	2,845	3,147
	University of Akron College & University Revenue	5.000%	1/1/26	480	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,354
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,925
	University of Toledo College & University Revenue	5.000%	6/1/22	2,480	2,516
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,155
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	272
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	916
[4,8]	Wright State University College & University Revenue	5.000%	5/1/24	545	591
[4,8]	Wright State University College & University Revenue	5.000%	5/1/26	515	590
[4,8]	Wright State University College & University Revenue	5.000%	5/1/27	545	638
[6]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,844
[6]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,443
					999,788
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/26	3,500	3,887
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/27	9,000	10,155
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/28	2,200	2,512
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,066
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,067
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/22	1,700	1,726
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	3,857
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,375	2,435
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,351
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/25	1,795	2,021
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,447
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/27	1,300	1,542
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,825	1,868
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	1,064
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,374
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,155	2,276
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	715	777
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	2,050	2,288
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,600	1,825
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	1,600	1,864
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	2,650	3,146
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,344
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	555
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,278
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/27	2,750	3,216
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/28	1,650	1,972
	Oklahoma State University College & University Revenue	5.000%	9/1/23	180	192
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	209
	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	225
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,076
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	142
	Oklahoma State University College & University Revenue	5.000%	9/1/26	2,450	2,849
	Oklahoma State University College & University Revenue	5.000%	9/1/26	285	331
	Oklahoma State University College & University Revenue	5.000%	9/1/27	3,765	4,488
	Oklahoma State University College & University Revenue	5.000%	9/1/27	450	535
	Oklahoma State University College & University Revenue	5.000%	9/1/28	460	559
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/24	500	542
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	219
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	650	718
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	310
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/22	1,000	1,015

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,146
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,219
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,183
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,174
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,163
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,097
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/22	2,145	2,201
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	855	877
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	563
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,763
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,998
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	4,244
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	12,354
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	12,714
University of Oklahoma College & University Revenue	4.000%	7/1/22	200	203
University of Oklahoma College & University Revenue	4.000%	7/1/23	265	277
University of Oklahoma College & University Revenue	4.000%	7/1/24	285	304
University of Oklahoma College & University Revenue	5.000%	7/1/25	1,510	1,693
University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,323
University of Oklahoma College & University Revenue	5.000%	7/1/25	290	325
University of Oklahoma College & University Revenue	5.000%	7/1/26	1,620	1,864
University of Oklahoma College & University Revenue	5.000%	7/1/26	815	938
University of Oklahoma College & University Revenue	5.000%	7/1/27	435	511
University of Oklahoma College & University Revenue	5.000%	7/1/28	500	575
University of Oklahoma College & University Revenue	5.000%	7/1/28	455	546
				136,810
Oregon (0.4%)
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	730	846
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	594
Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	864
	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	771
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	228
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	351
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	358
	Deschutes Public Library District GO	4.000%	6/1/24	285	304
	Deschutes Public Library District GO	4.000%	6/1/26	775	863
	Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,645
	Deschutes Public Library District GO	4.000%	6/1/28	1,175	1,353
	Forest Grove OR College & University Revenue	5.000%	5/1/22	350	354
[8]	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	376
[8]	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,458
	Hillsboro School District No. 1J GO	5.000%	6/15/23	500	528
	Hillsboro School District No. 1J GO	4.000%	6/15/25	500	547
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	0.950%	6/1/27	5,800	5,482
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	12,430
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	338
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	641
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	590
	Metro OR GO	5.000%	6/1/23	2,805	2,962
	Metro OR GO	5.000%	6/1/25	3,330	3,748
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/23	40	42
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,521
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,475	6,248
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,410	3,529
	Oregon GO	2.000%	8/1/25	2,545	2,618
	Oregon GO	5.000%	11/1/25	1,500	1,709
	Oregon GO	5.000%	8/1/27	1,495	1,784
	Oregon GO, Prere.	5.000%	5/1/23	5,560	5,854
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	910	941
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,475	4,768
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.070%	2/3/22	13,395	13,395

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	479
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	347
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	337
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/22	750	761
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	712
Oregon State Lottery Revenue	5.000%	4/1/26	130	141
Oregon State Lottery Revenue	5.000%	4/1/26	835	932
Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,683
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,000	5,248
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	470	493
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/22	1,470	1,513
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,745
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,900
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,774
Port of Morrow OR GO	4.000%	6/1/22	110	111
Port of Morrow OR GO	4.000%	12/1/22	135	138
Port of Morrow OR GO	4.000%	6/1/23	150	156
Port of Morrow OR GO	4.000%	12/1/23	100	105
Port of Morrow OR GO	4.000%	6/1/24	160	169
Port of Morrow OR GO	4.000%	12/1/24	160	171
Port of Morrow OR GO	4.000%	6/1/25	165	178
Port of Morrow OR GO	4.000%	12/1/25	150	163
Port of Morrow OR GO	4.000%	6/1/26	170	186
Port of Morrow OR GO	4.000%	12/1/26	170	188
Port of Morrow OR GO	4.000%	6/1/27	535	594
Port of Morrow OR GO	4.000%	12/1/27	240	268
Port of Morrow OR GO	4.000%	6/1/28	1,105	1,238
Port of Morrow OR GO	4.000%	12/1/28	1,045	1,180
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	1,067
Portland Community College District GO	5.000%	6/15/24	1,125	1,229
Portland OR GO	5.000%	6/1/23	2,180	2,303
Portland OR GO	5.000%	6/1/24	1,795	1,960
Portland OR GO	5.000%	6/1/24	590	644
Portland OR GO	5.000%	6/1/25	1,900	2,138
Portland OR Sewer System Sewer Revenue	5.000%	3/1/23	550	575
Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	3,185	3,443
Portland OR Water System Water Revenue	5.000%	5/1/25	6,500	7,287
Portland OR Water System Water Revenue	5.000%	5/1/26	5,095	5,875
Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	6,112
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	105
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	119
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,155
	Salem-Keizer School District No. 24J GO	5.000%	6/15/26	355	412
	Salem-Keizer School District No. 24J GO	5.000%	6/15/27	525	625
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	5.000%	9/1/25	2,710	3,078
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	50	55
	Washington County OR GO	5.000%	3/1/29	900	1,028
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,000	991
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,465	1,551
	Yamhill County School District No. 40 McMinnville GO	5.000%	6/15/23	40	42
					153,247
Pennsylvania (4.3%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,574
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,699
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	264
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,947
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/22	1,000	1,021
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	130	132
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	699
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	509
[8]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/25	580	620
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	1,015	1,033
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	549
[8]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	2,070
[5]	Allegheny County Higher Education Building Authority College & University Revenue PUT, 70% of SOFR + 0.290%	0.325%	8/1/27	3,765	3,745
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,800	1,813
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	75	77
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,375	2,487
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,140	1,209
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	2,175	2,326
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	10,576
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,892
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	119
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	10,837
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,705
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	768
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,320
[2,3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/1/22	21,705	21,705
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	978
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	230
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	479
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	449
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/22	75	76
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	105
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	283
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	174
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	724
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/27	680	798
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/28	715	855
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	732
[4]	Allentown City School District GO	5.000%	2/1/24	1,105	1,183
[4]	Allentown City School District GO	5.000%	2/1/25	955	1,054
[4]	Allentown City School District GO	3.000%	2/1/28	100	106
[8]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	375	403
[8]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	959
[8]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	1,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/27	1,950	2,235
[8]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/28	2,050	2,383
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,526
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	610	615
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	500	521
[6]	Altoona PA Sewer GO	5.000%	12/1/24	150	165
[6]	Altoona PA Sewer GO	5.000%	12/1/25	250	282
[6]	Altoona PA Sewer GO	5.000%	12/1/26	250	290
[4]	Armstrong School District GO	3.000%	3/15/25	575	601
[4]	Armstrong School District GO	3.000%	3/15/26	875	923
[4]	Beaver County PA GO	4.000%	4/15/22	725	730
[4]	Beaver County PA GO	5.000%	4/15/24	1,090	1,173
[4]	Beaver County PA GO	5.000%	4/15/25	1,435	1,587
	Bensalem Township School District GO	3.000%	6/1/23	115	118
	Bensalem Township School District GO	3.000%	6/1/24	500	522
	Bensalem Township School District GO	4.000%	6/1/25	430	469
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	1,291
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/22	550	550
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	617
	Bethel Park School District GO	5.000%	8/1/22	540	552
	Bethel Park School District GO	5.000%	8/1/23	850	902
[5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.377%	11/1/25	2,025	2,015
[5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.377%	11/1/25	2,400	2,388
[5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.377%	11/1/25	1,990	1,980
	Bethlehem Area School District GO	5.000%	11/15/25	1,970	2,236
	Bethlehem Area School District GO	5.000%	11/15/26	4,165	4,857
	Bethlehem Area School District GO	5.000%	11/15/27	3,400	4,055
	Bethlehem Area School District GO	5.000%	11/15/28	4,105	4,999
[6]	Bethlehem PA GO	5.000%	12/1/23	295	316
[6]	Bethlehem PA GO	5.000%	12/1/24	290	320
[6]	Bethlehem PA GO	5.000%	12/1/25	700	795
[8]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	527
[8]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	540
[8]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	585
[8]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,252
[8]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	527
[8]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,173
[4]	Bristol Township School District GO	3.000%	6/1/24	100	104
[4]	Bristol Township School District GO	4.000%	6/1/26	100	110
[4]	Bristol Township School District GO	4.000%	6/1/28	200	227
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	220
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	281
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	630
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	640
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	354
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	430	472
	Bucks County PA Middletown Township GO	5.000%	8/15/26	1,825	2,123
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/22	605	612
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	536
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,170
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,015	2,126
[4]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,803
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,121
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,104
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,181
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,300
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	742
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,444
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	2,079
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	1,975
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/22	420	433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,128
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,155
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/22	1,120	1,141
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,249
[4]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/22	400	414
[4]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	419
[4]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	451
[4]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	409
[6]	Coatesville School District GO	5.000%	8/1/22	2,070	2,115
[6]	Coatesville School District GO	5.000%	8/1/23	3,735	3,956
[6]	Coatesville School District GO, ETM	5.000%	8/1/22	210	215
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	264
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,905
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	701
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	576
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,827
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,785	1,812
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	2,873
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,263
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	264
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	326
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	559
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	12,530	12,578
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,065	13,638
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	21,186
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	20,000	21,245
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	5,155
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	36,020
[6]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	14,022
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	38,000	43,900
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	145
[6]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	6,495
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,000	3,185
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,410	1,461
[2,3]	Commonwealth of Pennsylvania GO TOB VRDO	0.090%	2/3/22	10,000	10,000
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,000	3,046
[6]	Cornell School District GO	4.000%	9/1/24	500	532
[2]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,324
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	294
	Dauphin County PA GO	4.000%	11/15/24	2,735	2,947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,803
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,412
	Dauphin County PA GO	5.000%	11/15/27	500	597
	Delaware County Authority College & University Revenue	5.000%	8/1/22	400	409
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	102
	Delaware County Authority College & University Revenue	5.000%	12/1/22	415	430
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	121
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	842
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	270
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	293
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	310	316
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	2,015	2,330
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	10,000	10,754
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	16,921
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	14,345
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	3,635	3,770
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	9/1/22	550	550
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.590%	9/1/23	2,750	2,756
[12]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	14,425	17,521
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,820	1,849
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	527
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	245	258
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,444
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	2,131
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	402
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	725
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,670
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	727
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	930
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	350	410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	1,014
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	424
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	1,086
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	461
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,560	1,754
[3]	Emmaus General Authority Miscellaneous Revenue VRDO	0.060%	2/3/22	11,275	11,275
	Ephrata Area School District GO	4.000%	3/1/27	2,735	3,074
	Ephrata Area School District GO	4.000%	3/1/28	1,800	2,049
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	416
[6]	Erie School District GO	5.000%	4/1/23	315	330
[6]	Erie School District GO	5.000%	4/1/25	475	526
[6]	Erie School District GO	5.000%	4/1/26	575	653
[4,12]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	1,995
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	11,500	11,500
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	541
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	553
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	570	642
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	728
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,000	15,020
[6]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,270
[6]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,747
[3]	Haverford Township School District GO VRDO	0.060%	2/3/22	9,405	9,405
[8]	Hempfield Township PA GO	4.000%	10/15/23	75	79
[8]	Hempfield Township PA GO	4.000%	10/15/24	100	108
[8]	Hempfield Township PA GO	4.000%	10/15/25	150	164
[8]	Hempfield Township PA GO	4.000%	10/15/26	100	112
[8]	Hempfield Township PA GO	4.000%	10/15/27	100	113
[8]	Hempfield Township PA GO	4.000%	10/15/28	240	274
	Kennett Consolidated School District GO	4.000%	2/15/24	500	528
[4]	Kiski Area School District GO	3.000%	3/1/22	500	501
[4]	Kiski Area School District GO	4.000%	3/1/23	350	362
[4]	Kiski Area School District GO	5.000%	3/1/24	275	297
[4]	Kiski Area School District GO	5.000%	3/1/25	265	295
[4]	Kiski Area School District GO	5.000%	3/1/26	250	286
[4]	Kiski Area School District GO	5.000%	3/1/27	810	948
[4]	Kiski Area School District GO	5.000%	3/1/28	420	501
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	753
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	548
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,345
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	602
[4]	Lackawanna County PA GO	4.000%	3/15/22	255	256
[4]	Lackawanna County PA GO	4.000%	3/15/23	265	274
[4]	Lackawanna County PA GO	4.000%	3/15/24	310	328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Lackawanna County PA GO	4.000%	3/15/25	300	323
[4]	Lackawanna County PA GO	4.000%	3/15/26	400	439
[4]	Lackawanna County PA GO	4.000%	3/15/27	500	558
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	599
	Lancaster County PA GO	4.000%	11/1/23	125	131
	Lancaster County PA GO	4.000%	11/1/24	255	273
	Lancaster County PA GO	4.000%	11/1/25	280	305
	Lancaster County PA GO	4.000%	11/1/26	325	360
	Lancaster County PA GO	4.000%	11/1/27	500	560
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	2,750	2,817
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/22	915	926
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	700	729
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,389
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	180
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	160
[6,8]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	140	149
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	253
[6,8]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	247
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	339
[6,8]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	225	253
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	949
[6,8]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	320	370
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	810
[6,8]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	445	525
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	741
[6,8]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	450	541
[6,8]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/29	500	610
[6,8]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/30	500	622
	Lancaster IDA College & University Revenue	5.000%	7/1/26	340	390
[6]	Lancaster PA GO	4.000%	11/1/25	940	1,032
[6]	Lancaster PA GO	4.000%	11/1/26	2,410	2,690
[6]	Lancaster PA GO	4.000%	11/1/27	2,605	2,954
[6]	Lancaster PA GO	5.000%	11/1/27	1,290	1,477
[6]	Lancaster PA GO	4.000%	11/1/28	2,700	3,093
[6]	Lancaster School District GO	4.000%	6/1/22	530	536
[6]	Lancaster School District GO	5.000%	6/1/23	200	211
[6]	Lancaster School District GO	4.000%	6/1/24	365	388
[6]	Lancaster School District GO	4.000%	6/1/25	320	348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Lancaster School District GO	5.000%	6/1/25	200	224
[6]	Lancaster School District GO	4.000%	6/1/26	430	476
[6]	Lancaster School District GO	5.000%	6/1/26	520	599
[6]	Lancaster School District GO	4.000%	6/1/27	500	563
[6]	Lancaster School District GO	5.000%	6/1/27	200	236
	Lansdale Borough PA GO	4.000%	10/1/22	250	256
	Lansdale Borough PA GO	4.000%	10/1/23	300	315
	Lansdale Borough PA GO	4.000%	10/1/24	275	296
	Lansdale Borough PA GO	2.000%	10/1/25	650	662
	Lansdale Borough PA GO	2.000%	10/1/26	300	305
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	198
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	168
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	170
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	199
[6]	Lebanon County PA GO	4.000%	10/15/27	200	227
[6]	Lebanon County PA GO	4.000%	10/15/28	200	229
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	250	256
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	250	263
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	407
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	290
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	317
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	885	998
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	506
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	3,188	3,207
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	560
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	911
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,222
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	5,337
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,278
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,831
[6]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,070
[6]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,458
[6]	Luzerne County PA GO	5.000%	12/15/22	750	777
[6]	Luzerne County PA GO	5.000%	12/15/23	750	803
[6]	Luzerne County PA GO	5.000%	12/15/23	750	803
[6]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,645
[6]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,096
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	563
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	594
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,407
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,770
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,380	1,415
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	790	801
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	1,979
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,336
[8]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	359
[8]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	554
[8]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	892
[8]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	921
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	462
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	372
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	411
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,468
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,680
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,795
[5]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.780%	9/1/23	10,625	10,625
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,100
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	1,000	1,106
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,130
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/15/27	315	337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,070	1,084
	Montgomery PA County GO	5.000%	1/1/27	2,920	3,438
[4]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,476
[4]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,156
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	220
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	168
	North Penn Water Authority Water Revenue	4.000%	11/1/27	500	567
	North Penn Water Authority Water Revenue	4.000%	11/1/28	440	506
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	0.520%	11/1/23	860	861
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.620%	11/1/24	630	633
[6]	North Pocono School District GO	4.000%	9/15/28	1,580	1,821
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.060%	2/3/22	3,885	3,885
	Northampton County General Purpose Authority College & University Revenue (Moravian College Project)	5.000%	7/1/27	1,000	1,019
	Northampton County General Purpose Authority College & University Revenue VRDO	0.060%	2/3/22	17,675	17,675
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	3,885	3,977
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,320
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue	5.000%	3/1/28	480	538
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/22	925	928
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,027
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,412
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	568
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	554
[4]	Northeastern School District/York County GO	2.000%	9/1/22	125	126
[4]	Northeastern School District/York County GO	2.000%	9/1/23	165	167
[4]	Northeastern School District/York County GO	1.000%	9/1/24	100	99
	Northern York County School District GO	4.000%	11/15/26	1,880	2,094
	Northern York County School District GO	4.000%	11/15/28	820	938
	Norwin School District GO	5.000%	4/1/22	810	816
	Norwin School District GO	5.000%	4/1/24	305	330
	Norwin School District GO	5.000%	4/1/26	1,305	1,492
	Norwin School District GO	5.000%	4/1/27	2,420	2,830
	Norwin School District GO	5.000%	4/1/28	2,545	3,058
[6]	Octorara Area School District GO	4.000%	4/1/22	350	352
[6]	Octorara Area School District GO	4.000%	4/1/24	375	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Octorara Area School District GO	4.000%	4/1/26	750	827
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,775	2,775
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/22	345	347
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	270	273
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	500	512
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	384
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,489
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	325
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	472
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	8,298
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	446
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	563
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	180	190
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	562
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	722
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,852
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	918
[2,3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	7,335	7,335
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	13,331
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	0.170%	4/1/22	1,750	1,750
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/22	5,010	5,160
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,532
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	190
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,547
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	4,220	4,600
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,672
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	273
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	196
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	4,510	5,066
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,825
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	500	567
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	1,076
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	633
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,154
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	4,924
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	706
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	810
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,111
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	1,880	1,887
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	750	768
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,192
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,202
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,338
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,578
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,419
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	990
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,211
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	33,215	33,215
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.200%	10/1/22	275	274
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.400%	4/1/23	165	164
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	160	158
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	213
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	124
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	235
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	142
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,110
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	117
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	223
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	281
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	124
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	209
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	141
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,266
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	457
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	286
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	171
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,156
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	144
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	415
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	379
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	292
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	134
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	589
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,620
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	294
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	309
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	389
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	8,875	9,370
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,950	4,133
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	20,000	21,060
[2,3]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	7,300	7,300
[2,3]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.120%	2/3/22	4,835	4,835
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	345
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	230	249
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	374
	Pennsylvania State University College & University Revenue	5.000%	3/1/26	710	815
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,387
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	4,080	4,227
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,000	1,204
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,935	2,304
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,100	1,353
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,000	1,213
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/22	34,980	35,499
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	518
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	320	332
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	9,694
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	28,505	30,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	706
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	553
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,552
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,167
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	596
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	275

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	964
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,732
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,580	1,760
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,406
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	3,944
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	846
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	850	969
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	285
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,439
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,389
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	5,115
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	729
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,168
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	584
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	584
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,480	2,901
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	852
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	325	383
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	263
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,250
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,578
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	598
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	927
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,000	1,182
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	611
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	904
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	6,095	6,944
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,169
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,650	2,917
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,325	1,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.090%	2/3/22	31,700	31,700
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.060%	2/3/22	10,900	10,900
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.060%	2/3/22	32,500	32,500
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.660%	12/1/23	8,000	8,044
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	12/1/23	5,000	5,021
[6]	Pennsylvania Turnpike Commission Miscellaneous Revenue	5.250%	7/15/28	3,690	4,568
[2,3,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.160%	2/1/22	2,600	2,600
[2,3,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.160%	2/1/22	7,500	7,500
	Pequea Valley School District GO	1.000%	5/15/22	225	225
	Pequea Valley School District GO	2.000%	5/15/23	100	102
	Pequea Valley School District GO	3.000%	5/15/24	115	120
	Pequea Valley School District GO	4.000%	5/15/27	185	210
	Pequea Valley School District GO	4.000%	5/15/28	150	173
	Peters Township School District Washington County GO	4.000%	9/15/23	190	199
	Peters Township School District Washington County GO	5.000%	1/15/24	125	134
	Peters Township School District Washington County GO	5.000%	9/15/24	150	164
	Peters Township School District Washington County GO	5.000%	1/15/25	200	221
	Peters Township School District Washington County GO	5.000%	9/15/25	250	282
	Peters Township School District Washington County GO	5.000%	1/15/26	275	312
	Peters Township School District Washington County GO	5.000%	9/15/26	185	214
	Peters Township School District Washington County GO	5.000%	1/15/27	275	320
	Peters Township School District Washington County GO	5.000%	9/15/27	625	739
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	184
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	188
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	917
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	386
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	386
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	750	756
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	5,695	5,739
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/22	1,920	1,935
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	350	359
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	5,983
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,118
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	2,078
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,753
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	2,949
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/22	4,470	4,626
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	5,764
[3]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.060%	2/3/22	14,675	14,675
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,674
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,159
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,468
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	11,529
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	6,053
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	5,475
[6]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	904
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,115	3,206
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,077
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	998
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,232
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,556
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,489
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	690
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	259
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.060%	2/3/22	9,055	9,055
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.060%	2/3/22	6,800	6,800
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,906
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	7,850
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	983
[6]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,504
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/22	1,020	1,039
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	960	1,016
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	708
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	863
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,160	1,336
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,105
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,400	1,647
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,005	1,182
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,750	2,102
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,055	1,267
	Philadelphia PA GO	5.000%	8/1/22	4,810	4,919
	Philadelphia PA GO	5.000%	8/1/22	7,500	7,669
	Philadelphia PA GO	5.000%	8/1/22	1,660	1,697
	Philadelphia PA GO	5.000%	8/1/22	2,615	2,674
	Philadelphia PA GO	5.000%	8/1/25	8,150	9,191
	Philadelphia PA GO	5.000%	8/1/25	4,800	5,413
	Philadelphia PA GO	5.000%	5/1/26	2,860	3,291
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,642
	Philadelphia PA GO	5.000%	8/1/26	4,555	5,277
	Philadelphia PA GO	5.000%	5/1/27	2,705	3,189
	Philadelphia PA GO	5.000%	5/1/28	2,500	2,998
	Philadelphia PA GO	5.000%	8/1/28	250	281
	Philadelphia PA GO	5.000%	8/1/29	250	295
	Philadelphia PA GO, Prere.	5.250%	1/15/24	200	216
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/22	520	537
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,305	5,667
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	455
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,093
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,425	1,576
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,624
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	4,319
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,835	2,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia School District GO	5.000%	9/1/22	4,000	4,102
	Philadelphia School District GO	5.000%	9/1/22	6,445	6,609
	Philadelphia School District GO	5.000%	9/1/22	1,035	1,061
	Philadelphia School District GO	5.000%	9/1/22	6,750	6,922
	Philadelphia School District GO	5.000%	9/1/23	6,450	6,853
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,651
	Philadelphia School District GO	5.000%	9/1/23	2,820	2,996
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,409
	Philadelphia School District GO	5.000%	9/1/24	310	340
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,096
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,171
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,276
	Philadelphia School District GO	5.000%	9/1/25	1,825	2,055
	Philadelphia School District GO	5.000%	9/1/26	2,690	3,118
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,721
[6,11]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,738
	Philadelphia School District GO	5.000%	9/1/27	4,105	4,850
	Philadelphia School District GO	5.000%	9/1/27	2,500	2,937
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Hotel Occupancy Tax Revenue	5.000%	2/1/26	3,030	3,094
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.070%	2/3/22	3,450	3,450
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	600
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	885	914
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,795
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,910	2,061
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,275
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	2,250	2,621
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,595	3,094
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	535
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	552
	Pittsburgh PA GO	5.000%	9/1/23	420	446
	Pittsburgh PA GO	5.000%	9/1/24	520	570
	Pittsburgh School District GO	5.000%	9/1/26	2,010	2,338
[6]	Pittsburgh School District GO	5.000%	9/1/26	480	559
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	14,360	14,732
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	304
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	16,206
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	150
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	18,827
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	778
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	753
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	1,000	1,159
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	960	1,139
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	1,715	2,035
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	873
[5,6]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.710%	12/1/23	8,580	8,635
[4]	Plum Boro School District GO	3.300%	9/15/29	100	102
[6]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,769
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,896
[6]	Reading School District GO	5.000%	3/1/24	665	715
	School District of Philadelphia GO	5.000%	9/1/28	275	330
	Scranton PA School District GO	5.000%	6/1/22	2,150	2,180
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	267
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	329
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	355
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	1,056
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,128
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	890
[6]	Shenandoah Valley School District GO	4.000%	8/1/27	885	997
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	50
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/23	135	142
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	114
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	184
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	183
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	351
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	256
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	303
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,795	3,047
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	381
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	528
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	842
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,306
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/27	2,275	2,687
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	360	361
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	926
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/24	700	756
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/25	760	847
[6,8]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/23	740	764
[6,8]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/24	900	952
[6,8]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/25	2,180	2,326
[6,8]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/26	2,265	2,456
[6,8]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/27	2,380	2,620
[6,8]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,222
[6,8]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	5.000%	2/1/29	685	816
[4]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,652
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	537
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,158
	State Public School Building Authority College & University Revenue	5.000%	5/1/22	1,050	1,062
[4]	State Public School Building Authority College & University Revenue	5.000%	6/15/22	1,160	1,180
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/22	445	454
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	300	314
[4]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,726
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	300	318
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	323
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	208
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	442
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	506
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	847
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	828
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,414
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	886
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,445
[4]	State Public School Building Authority College & University Revenue	5.000%	6/15/33	1,885	1,914
[6]	State Public School Building Authority Lease (Non-Terminable)	5.000%	6/1/22	1,000	1,015
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	1,590	1,602
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/28	1,000	1,168
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	562
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,185
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	820
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,211
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,143
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	20,000	22,100
[5]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.420%	2/15/24	25,210	25,292
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	280	288
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	455
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	730
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	765
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	75	76
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	125	130
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	399
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	505
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	309
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	270	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	359
[9]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,941
[4]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,443
[4]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	146
	Westmoreland County PA GO	5.000%	8/15/28	890	1,067
[4]	Williamsport Sanitary Authority Sewer Revenue	5.000%	1/1/28	1,095	1,311
[4]	Woodland Hills School District GO	4.000%	9/1/26	600	660
[4]	Woodland Hills School District GO	4.000%	9/1/27	630	703
[4]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,318
[4]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,393
[4]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,498
					1,672,412
Puerto Rico (0.3%)
[6]	Commonwealth of Puerto Rico GO	4.000%	7/1/22	180	180
[9]	Commonwealth of Puerto Rico GO	5.250%	7/1/22	100	101
[6]	Commonwealth of Puerto Rico GO	5.250%	7/1/24	150	151
[9]	Commonwealth of Puerto Rico GO	6.000%	7/1/27	1,480	1,498
[9]	Commonwealth of Puerto Rico GO	5.500%	7/1/29	275	288
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	910	922
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	1,305	1,329
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	270	276
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,505	1,540
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	4,180	4,276
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	1,805	1,812
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	700	716
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,442
[6]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	112
[6]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	148
[6]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	306
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	374
[13]	Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	15	15
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	3,505	3,623
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,665	3,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	4,200	4,607
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	8,630	9,699
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	14,219
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	3,756
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	484
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	269
[6]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/27	200	202
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	12,728	12,102
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	60,313	53,829
					122,184
Rhode Island (0.3%)
	Cranston RI BAN GO	1.000%	8/23/22	1,750	1,753
[6]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	535
[6]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	563
	Providence RI GO	5.000%	1/15/23	240	249
	Providence RI GO	5.000%	1/15/24	250	267
	Providence RI GO	5.000%	1/15/25	250	274
	Providence RI GO	5.000%	1/15/26	250	280
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	6,650
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	6,015	6,354
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	3,440	3,755
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	9,915
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	509
[6]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/22	11,705	11,826
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	610	627
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	450	462
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	200	206
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	450	479
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	682
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/23	415	444
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	411
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	736
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	1,110	1,218
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	447
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	481
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	510
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	174
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	178
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	582
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	175
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	424
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	450
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.060%	2/3/22	13,445	13,445
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,510	2,541
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,500	2,551
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,795	2,935
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,800	2,938
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	750	818
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	630	727
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/28	1,500	1,815
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/22	290	294
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/23	215	226
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/24	235	256
[6]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	225
[6]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	231
	Rhode Island Health and Educational Building Corp. Private Schools Revenue	5.000%	10/1/28	1,300	1,581
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	296
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	593
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,955	10,426
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	3,380	3,588
[14]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	1,855	1,856
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/22	140	144
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	165
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	226
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	290
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	291
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/22	2,615	2,651
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	15,719
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	1,885	1,959
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	350
					121,392
South Carolina (1.2%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/25	2,180	2,441
	Beaufort County School District GO	5.000%	3/1/27	4,070	4,799
	Beaufort County School District GO	5.000%	3/1/28	7,430	8,956
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	1,380	1,477
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	10,000	10,722
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/25	550	597
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	951
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/25	3,130	3,546
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/26	4,320	5,032
	Georgetown County School District GO	5.000%	3/1/27	4,085	4,817
	Grand Strand Water & Sewer Authority Water Revenue	5.000%	6/1/27	1,530	1,815
	Grand Strand Water & Sewer Authority Water Revenue	5.000%	6/1/28	1,970	2,387
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/24	500	531
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/27	200	235
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/30	325	401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,055	1,067
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,011
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,915	1,956
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,663
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,286
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	530	534
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,185	2,463
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	2,154
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,619
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,944
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,315	5,270
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,530	5,619
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,008
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/22	1,000	1,035
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	550	568
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	2,057
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	782
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	815
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/22	1,240	1,275
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/22	1,390	1,440
	Oconee County School District GO	5.000%	3/1/25	475	531
[3]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	53,495	56,309
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	9,025
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,378
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,650
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,660	1,695
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	765	808
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,267
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,099
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,734
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	1,600	1,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	8,937
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	6,510
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	4,356
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	9,575
	Richland County SC GO	5.000%	3/1/27	6,675	7,892
	Richland County SC School District No. 2 GO	5.000%	3/1/24	250	270
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	1,110	1,153
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	190	197
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,073
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	145
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	182
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	352
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/22	4,075	4,222
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,520
	South Carolina GO	5.000%	4/1/22	260	262
	South Carolina GO	4.000%	4/1/23	425	441
[2,3]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	15,055	15,055
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,084
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	2,064
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,090
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,651
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	548
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	977
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	1,939
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	1,968
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	28,278
[2,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	7,520	7,520
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	8/1/22	1,500	1,526
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,592
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	391
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	362
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,193
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	716
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	722
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	587
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	150
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	165	177
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	205
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/22	2,025	2,098
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	3,115
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	1,003
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	285
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	10,075	10,439
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	7,500	7,772
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	1,185	1,228
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	580	601
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	558
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	3,615	3,877
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	600	663
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,230	11,310
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	12,233
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,504
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	656
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	260	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	201
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	615	624
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	995	1,010
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	525	533
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	585	594
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,040	1,056
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	609
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,380	1,401
[14]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,890	3,046
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	6,035	6,489
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,820	6,148
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	5,220
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	7,050	7,533
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	16,200	17,820
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	18,377
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,576
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	21,790	25,354
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,772
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	800	807
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	394
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	615	645
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	541
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	370	400
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	558
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	405	409
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	645
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,160
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	324
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	849

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	233
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,950	2,315
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	2,151
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,686
University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,053
University of South Carolina College & University Revenue	5.000%	5/1/24	750	814
University of South Carolina College & University Revenue	5.000%	5/1/25	750	838
York County SC GO	5.000%	4/1/25	3,825	4,145
				479,748
South Dakota (0.1%)
Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	2,785	2,939
Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	980	1,034
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/22	375	378
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	786
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,211
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,115
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,372
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,285	1,318
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	140	144
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	413
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	535	553
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	797
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	202
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,095
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	220

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	563
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	541
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	193
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	832
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	888
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,100
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,187
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	5,090	5,359
				29,240
Tennessee (1.8%)
Bedford County TN GO	5.000%	6/1/27	2,665	3,151
Bedford County TN GO	5.000%	6/1/28	2,805	3,390
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,127
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,600	1,852
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/22	2,015	2,068
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	625
Dyer County TN GO	3.000%	6/1/27	1,400	1,509
Franklin TN GO	5.000%	6/1/27	1,810	2,155
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,265	1,288
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	952
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,500	3,696
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,315	4,554
Hamilton County TN GO	5.000%	1/1/25	685	762
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	3,440	3,466
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	950	1,028
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,202
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/22	105	106

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/24	50	54
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/26	50	57
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	960	967
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	145	149
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,500	1,570
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,452
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,345
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,868
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	2,104
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,627
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,154
Knox County TN GO	5.000%	6/1/25	1,375	1,548
Knoxville TN Gas System Natural Gas Revenue	5.000%	3/1/27	3,130	3,689
Knoxville TN Wastewater System Sewer Revenue	4.000%	4/1/26	7,360	8,185
Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	600	704
Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/27	435	522
Memphis TN Gas Natural Gas Revenue	5.000%	12/1/24	665	737
Memphis TN GO	5.000%	4/1/26	2,515	2,804
Memphis TN GO	5.000%	5/1/26	5,130	5,915
Memphis TN GO	5.000%	5/1/27	2,245	2,650
Memphis TN GO	5.000%	5/1/27	3,215	3,795
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/26	675	789
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/27	775	926
Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,228
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	325	330
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	150	161
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	211
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	212
[5]	Metropolitan Government of Nashville & Davidson County TN	0.010%	2/8/22	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN CP	0.010%	3/7/22	12,500	12,499
	Metropolitan Government of Nashville & Davidson County TN CP	0.000%	3/9/22	17,500	17,500
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	20,016
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	26,354
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,690
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	350	394
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	10,000	11,984
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/22	3,945	4,019
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	46,420	49,128
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	14,485	15,330
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/27	2,175	2,578
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,121
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	979
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,025	1,206
	Montgomery County TN GO	4.000%	4/1/25	500	517
	Montgomery County TN GO	5.000%	6/1/25	1,100	1,236
	Montgomery County TN GO	5.000%	6/1/26	1,725	1,993
	Montgomery County TN GO	5.000%	6/1/27	2,275	2,691
	Montgomery County TN GO	5.000%	6/1/28	2,175	2,630
[7]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,312
[7]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,352
[3]	Public Building Authority of Sevier County TN Miscellaneous Revenue VRDO	0.080%	2/2/22	5,000	5,000
	Putnam County TN GO	5.000%	4/1/26	2,705	3,112
	Putnam County TN GO	5.000%	4/1/27	2,840	3,346
	Putnam County TN GO	5.000%	4/1/28	2,985	3,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,273
[6]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.100%	2/1/22	14,955	14,955
	Shelby County TN GO	5.000%	4/1/25	4,710	5,275
	Shelby County TN GO VRDO	0.060%	2/3/22	12,105	12,105
	Sullivan County TN GO	5.000%	5/1/22	2,745	2,777
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,140
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/22	335	341
[3]	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	215	222
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	375	387
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/23	320	335
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	370
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	533
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	538
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	652
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	602
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,256
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	3,113
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,492
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	3,264
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,657
[3]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	69,745	76,413
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	59,440	66,218
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	2,350	2,350
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	13,390	13,733
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	108
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,825	6,055
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	3,019
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	133
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	7,232
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	137
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	196
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	456
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	229
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	2,270	2,594
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,168
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,593
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	98,820	101,849
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	16,595	17,929
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	0.250%	7/1/22	7,940	7,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	465	482
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	2,275	2,412
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	990	1,029
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,750	2,926
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,010	5,247
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	7,250	7,646
	Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/25	4,635	5,275
	Washington County TN GO	4.000%	6/1/23	2,050	2,137
	Wilson County TN GO	5.000%	4/1/24	3,420	3,711
					681,442
Texas (11.3%)
	Alamo Community College District GO	5.000%	8/15/23	5,455	5,804
	Alamo Community College District GO	5.000%	8/15/24	12,260	13,469
	Alamo Community College District GO	5.000%	8/15/25	8,255	9,347
[18]	Aldine Independent School District GO	5.000%	2/15/25	350	390
[18]	Aledo Independent School District GO	5.000%	2/15/26	835	958
[18]	Alief Independent School District GO	5.000%	2/15/25	2,595	2,892
[18]	Alief Independent School District GO	5.000%	2/15/26	1,300	1,490
[18]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,080
[18]	Allen Independent School District GO	5.000%	2/15/25	1,170	1,304
[18]	Alvin TX Independent School District GO	5.000%	2/15/26	400	459
[18]	Alvin TX Independent School District GO	5.000%	2/15/27	250	294
[18]	Alvin TX Independent School District GO	5.000%	2/15/28	500	602
[18]	Alvin TX Independent School District GO	5.000%	2/15/28	50	57
[18]	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,854
[18]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,259
	Amarillo TX GO	4.000%	2/15/27	1,750	1,973
	Amarillo TX GO	4.000%	2/15/28	1,825	2,090
	Amarillo TX GO	4.000%	2/15/29	1,900	2,203
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	335	343
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	155	163
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	202
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	355
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	219
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	450
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	225
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	231
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	484
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	613
	Arlington TX GO	4.000%	8/15/23	2,925	3,067
	Arlington TX GO	5.000%	8/15/24	2,925	3,213
	Arlington TX GO	5.000%	8/15/24	2,795	3,070
	Arlington TX GO	5.000%	8/15/25	2,925	3,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington TX GO	5.000%	8/15/26	2,920	3,403
	Arlington TX GO	5.000%	8/15/27	1,040	1,241
[18]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,534
[18]	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,463
	Arlington TX Special Tax Revenue	4.000%	2/15/22	750	751
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	940
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,520
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,369
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,244
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/27	2,205	2,609
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	258
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	238
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	325
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,393
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,396
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	953
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,714
	Austin Community College District GO	5.000%	8/1/27	1,700	2,024
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	1,000	1,023
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	200	212
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	200	219
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	288
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,139
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/23	750	771
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,147
[18]	Austin Independent School District GO	5.000%	8/1/24	1,360	1,494
[18]	Austin Independent School District GO	5.000%	8/1/25	1,815	2,053
[18]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,593
[18]	Austin Independent School District GO	5.000%	8/1/26	9,690	11,249
[18]	Austin Independent School District GO	5.000%	8/1/26	575	668
[18]	Austin Independent School District GO	5.000%	8/1/27	2,250	2,674
[18]	Austin Independent School District GO	5.000%	8/1/28	2,500	3,039
[8,18]	Austin Independent School District GO	5.000%	8/1/29	3,950	4,884
[8]	Austin Independent School District GO	5.000%	8/1/29	4,455	5,487
	Austin TX GO	5.000%	9/1/22	11,740	12,048
	Austin TX GO	5.000%	9/1/25	500	513
	Austin TX GO	5.000%	9/1/27	4,340	5,191
	Austin TX GO	5.000%	9/1/28	13,635	16,669
[5]	Austin TX Utility System Revenue	0.000%	2/3/22	23,100	23,100
[5]	Austin TX Utility System Revenue	0.010%	3/2/22	4,162	4,162
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	507
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/22	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	3,390	3,965
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	4,325	5,059
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/27	2,500	2,989
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	1,500	1,831
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	506
[18]	Bastrop Independent School District GO	5.000%	2/15/27	1,910	2,250
[18]	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,202
[18]	Bastrop Independent School District GO	5.000%	2/15/29	2,265	2,778
[18]	Beaumont Independent School District GO	5.000%	2/15/23	3,945	4,118
[18]	Beaumont Independent School District GO	5.000%	2/15/24	4,150	4,481
[18]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,860
	Bedford TX GO	5.000%	2/1/22	2,515	2,515
	Bedford TX GO	5.000%	2/1/23	2,635	2,745
	Bedford TX GO	5.000%	2/1/24	2,775	2,988
	Bedford TX GO	5.000%	2/1/25	2,920	3,242
	Bexar County Hospital District GO	5.000%	2/15/22	1,555	1,558
	Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,613
	Bexar County TX GO	5.000%	6/15/24	350	382
	Bexar County TX GO	5.000%	6/15/24	1,020	1,113
	Bexar County TX GO	5.000%	6/15/25	1,560	1,755
	Bexar County TX GO	5.000%	6/15/26	2,240	2,589
	Bexar County TX GO	5.000%	6/15/27	1,175	1,392
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	2,034
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	9,500	11,557
[18]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,178
[18]	Brazosport Independent School District GO	5.000%	2/15/26	1,775	2,033
[18]	Brazosport Independent School District GO	5.000%	2/15/27	505	594
[18]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,604
[18]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,645
[18]	Burleson Independent School District GO PUT	2.500%	8/1/22	2,500	2,524
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/26	800	929
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/27	800	953
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/28	835	1,016
[18]	Calhoun County Independent School District GO	5.000%	2/15/24	3,900	4,204
[18]	Canyon Independent School District GO	5.000%	2/15/26	3,540	4,055
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,881
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,282
	Carrollton TX GO	5.000%	8/15/26	1,225	1,425
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	2,875	3,004
[18]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	510
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	740	824
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,719

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	3,279
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,325
[2]	Celina TX Special Assessment Revenue	2.875%	9/1/27	213	207
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	4,500	4,670
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	1,170	1,213
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	123
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	165
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	142
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	429
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,413
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	5,655	6,375
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	384
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	823
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	4,700	5,089
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	500	563
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	8,365	8,338
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	109
[12]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/22	1,920	1,915
[18]	Clear Creek Independent School District GO	5.000%	2/15/24	440	475
[18]	Clear Creek Independent School District GO	5.000%	2/15/25	675	753
[18]	Clear Creek Independent School District GO	5.000%	2/15/25	325	363
[18]	Clear Creek Independent School District GO	5.000%	2/15/26	700	804
[18]	Clear Creek Independent School District GO	5.000%	2/15/28	1,250	1,507
[18]	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,539
[18]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,446
[18]	Clint Independent School District GO	5.000%	8/15/25	1,505	1,702
	College Station TX GO	5.000%	2/15/22	1,650	1,653
	College Station TX GO	5.000%	2/15/23	1,735	1,813
	College Station TX GO	5.000%	2/15/24	3,655	3,948
	Collin County Community College District GO	5.000%	8/15/24	2,260	2,483
	Collin County Community College District GO	5.000%	8/15/24	115	126
	Collin County Community College District GO	5.000%	8/15/25	1,760	1,994
	Collin County Community College District GO	5.000%	8/15/26	2,775	3,231
	Collin County Community College District GO	5.000%	8/15/27	3,680	4,393
	Collin County Community College District GO	5.000%	8/15/28	1,035	1,263
	Collin County TX GO	5.000%	2/15/26	2,225	2,552
	Collin County TX GO	5.000%	2/15/27	1,335	1,572
	Collin County TX GO	5.000%	2/15/28	1,000	1,205
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/23	1,495	1,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/24	1,625	1,744
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/25	1,055	1,167
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/27	1,835	2,136
[18]	Comal Independent School District GO	5.000%	2/1/27	4,385	5,141
[18]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,871
[18]	Conroe Independent School District GO	5.000%	2/15/25	4,490	5,006
[18]	Conroe Independent School District GO	5.000%	2/15/26	3,570	4,089
[18]	Conroe Independent School District GO	5.000%	2/15/27	5,535	6,338
	Conroe TX GO	5.000%	11/15/24	1,415	1,564
[18]	Coppell Independent School District GO	5.000%	8/15/22	1,000	1,024
[18]	Coppell Independent School District GO	5.000%	8/15/25	5,995	6,793
	Corpus Christi TX GO	5.000%	3/1/26	1,800	2,055
	Corpus Christi TX GO	5.000%	3/1/26	70	78
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,703
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/24	400	438
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/22	5,000	5,009
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	1,500	1,566
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	2,480	2,763
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	2,140	2,384
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,000	1,114
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	4,000	4,584
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,330	1,524
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,250	1,432
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	170	200
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	4,181
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	230	271
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,000	1,176
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	3,695	4,445
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,185	1,425
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	625	768
[18]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,750	5,772
[18]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,615	5,636
[18]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,625	10,666
[18]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,815	8,581
[18]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,970	12,625
[18]	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/23	965	1,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	140	145
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	648
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,149
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	305
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	2,910	3,318
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	750	855
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/26	1,045	1,224
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,277
	Dallas College GO	5.000%	2/15/25	3,270	3,628
	Dallas County Utility & Reclamation District GO	5.000%	2/15/22	5,365	5,374
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,399
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,043
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	144
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,160	2,379
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,840	8,870
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	12,772
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,999
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	5,643
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,200	1,426
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,000	1,213
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,500	1,819
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	930	1,149
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,769
[8,18]	Dallas Independent School District GO	5.000%	2/15/23	10,275	10,711
[18]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,898
[18]	Dallas Independent School District GO	4.000%	2/15/26	19,410	21,488
[18]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,295
[18]	Dallas Independent School District GO	5.000%	2/15/27	7,000	8,237
[18]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	8,800	8,815
[18]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	8,835	8,850
[18]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	310	311
[18]	Dallas Independent School District GO, Prere.	5.000%	2/15/22	2,815	2,820
[18]	Dallas Independent School District GO, Prere.	4.000%	8/15/22	1,190	1,213
[18]	Dallas Independent School District GO, Prere.	4.000%	8/15/22	2,860	2,914
	Dallas TX GO	5.000%	2/15/23	1,440	1,442
[4]	Dallas TX GO	5.000%	2/15/23	3,400	3,553
[4]	Dallas TX GO	5.000%	2/15/23	10,875	11,364
	Dallas TX GO	5.000%	2/15/24	6,280	6,786
	Dallas TX GO	5.000%	2/15/24	7,700	8,320
	Dallas TX GO	5.000%	2/15/25	9,000	10,014
	Dallas TX GO	5.000%	2/15/25	7,700	8,568
	Dallas TX GO	5.000%	2/15/26	3,410	3,897
	Dallas TX GO	5.000%	2/15/26	17,465	19,991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX GO	5.000%	2/15/26	5,375	6,143
	Dallas TX GO	5.000%	2/15/26	5,105	5,835
	Dallas TX GO	5.000%	2/15/27	7,605	8,904
	Dallas TX GO	5.000%	2/15/27	5,375	6,293
	Dallas TX GO	5.000%	2/15/27	5,100	5,971
	Dallas TX GO	5.000%	2/15/28	5,540	6,618
	Dallas TX GO	5.000%	2/15/28	7,605	9,085
	Dallas TX GO	5.000%	2/15/29	3,805	4,636
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/22	4,095	4,195
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/23	2,435	2,587
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,750
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/25	2,955	3,324
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,463
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,218
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,424
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,971
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,510	2,857
[18]	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,885	1,880
[18]	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,690
[18]	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,157
[18]	Del Valle Independent School District GO	5.000%	6/15/27	1,000	1,186
[18]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,210
[18]	Denison Independent School District GO	5.000%	8/1/25	255	287
	Denton County TX GO	5.000%	7/15/24	515	564
	Denton County TX GO	5.000%	7/15/25	1,670	1,886
	Denton County TX GO	5.000%	7/15/26	1,855	2,153
	Denton County TX GO	4.000%	7/15/33	2,575	2,830
[18]	Denton Independent School District GO	0.000%	8/15/22	5,000	4,988
[18]	Denton Independent School District GO	5.000%	8/15/24	2,850	3,129
[18]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,302
[18]	Denton Independent School District GO	5.000%	8/15/27	1,250	1,487
[18]	Denton Independent School District GO PUT	2.000%	8/1/24	4,500	4,600
	Denton TX GO	5.000%	2/15/24	1,430	1,546
[18]	Dickinson Independent School District GO	4.000%	2/15/27	2,125	2,396
[18]	Dickinson Independent School District GO	5.000%	2/15/28	1,115	1,342
[18]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,271
[18]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,250	2,226
[18]	Donna TX Independent School District GO	5.000%	2/15/24	250	270
[18]	Donna TX Independent School District GO	5.000%	2/15/25	500	558
[18]	Donna TX Independent School District GO	5.000%	2/15/26	500	574
[18]	Dripping Springs TX Independent School District GO	5.000%	2/15/26	1,525	1,644
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	764
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/26	2,000	2,323
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/27	1,250	1,488
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/28	1,100	1,337
[18]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,614
[18]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,336
[18]	Eanes Independent School District GO	5.000%	8/1/26	2,470	2,873
	Ector County Hospital District GO	5.000%	9/15/22	210	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ector County Hospital District GO	5.000%	9/15/24	445	478
	Ector County Hospital District GO	5.000%	9/15/25	250	275
	Ector County Hospital District GO	5.000%	9/15/26	700	783
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,211
[18]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,197
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,575
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,923
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,212
	El Paso TX GO	5.000%	8/15/22	400	410
	El Paso TX GO	5.000%	8/15/22	435	446
	El Paso TX GO	5.000%	8/15/22	2,860	2,930
	El Paso TX GO	5.000%	8/15/23	255	271
	El Paso TX GO	5.000%	8/15/23	300	319
	El Paso TX GO	5.000%	8/15/23	410	436
	El Paso TX GO	5.000%	8/15/24	135	148
	El Paso TX GO	5.000%	8/15/24	350	384
	El Paso TX GO	5.000%	8/15/24	480	526
	El Paso TX GO	5.000%	8/15/24	500	548
	El Paso TX GO	5.000%	8/15/25	685	774
	El Paso TX GO	5.000%	8/15/25	2,210	2,496
	El Paso TX GO	5.000%	8/15/25	1,005	1,135
	El Paso TX GO	5.000%	8/15/26	1,010	1,171
	El Paso TX GO	5.000%	8/15/26	1,110	1,287
	El Paso TX GO	5.000%	8/15/26	685	794
	El Paso TX GO	5.000%	8/15/26	535	620
	El Paso TX GO	5.000%	8/15/26	535	620
	El Paso TX GO	5.000%	8/15/27	715	849
	El Paso TX GO	5.000%	8/15/27	50	55
	El Paso TX GO	5.000%	8/15/27	400	475
	El Paso TX GO	5.000%	8/15/27	300	356
	El Paso TX GO	5.000%	8/15/27	1,000	1,188
	El Paso TX GO	5.000%	8/15/27	1,200	1,425
	El Paso TX GO	5.000%	8/15/28	435	528
	El Paso TX GO	5.000%	8/15/28	400	485
	El Paso TX GO	5.000%	8/15/28	450	546
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	1,140	1,144
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	3,095	3,448
	El Paso TX Water & Sewer Water Revenue, Prere.	5.000%	3/1/22	2,500	2,510
[18]	Forney Independent School District GO	5.000%	8/15/25	1,010	1,143
[18]	Forney Independent School District GO	5.000%	8/15/26	1,000	1,162
[18]	Forney Independent School District GO	5.000%	8/15/27	875	1,041
[18]	Forney Independent School District GO	5.000%	8/15/28	585	711
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	265	266
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	105	105
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	580	594
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	637
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	37
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	343
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	677
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	69
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	180
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,335
	Fort Bend County TX GO	5.000%	3/1/24	3,770	4,080
	Fort Bend County TX GO	5.000%	3/1/24	190	206
	Fort Bend County TX GO	5.000%	3/1/24	500	541
	Fort Bend County TX GO	5.000%	3/1/25	2,785	3,111
	Fort Bend County TX GO	5.000%	3/1/25	200	223
	Fort Bend County TX GO	5.000%	3/1/25	500	559
	Fort Bend County TX GO	5.000%	3/1/26	425	488
	Fort Bend County TX GO	5.000%	3/1/26	720	827
	Fort Bend County TX GO	5.000%	3/1/27	250	294
	Fort Bend County TX GO	5.000%	3/1/27	500	589
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/22	200	201
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	209
[2,3]	Fort Bend County TX Toll Road Highway Revenue TOB VRDO	0.100%	2/3/22	3,050	3,050
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	541
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/25	1,250	1,395
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/26	1,000	1,147
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/27	500	589
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/28	1,000	1,201
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/29	250	306
[18]	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	2,916
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	2,240	2,536
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,132
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	160	181
[18]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,549
[18]	Fort Bend Independent School District GO	5.000%	8/15/26	3,020	3,514
[18]	Fort Bend Independent School District GO	5.000%	8/15/26	760	884
[18]	Fort Bend Independent School District GO	5.000%	8/15/26	250	291
[18]	Fort Bend Independent School District GO	5.000%	8/15/27	600	715
[18]	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,385	10,456
[18]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,985	2,956
[18]	Fort Worth Independent School District GO	5.000%	2/15/23	850	888
[18]	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,804
[18]	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,260
[18]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	2,146
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,403
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,731
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,780
[18]	Fort Worth Independent School District GO	5.000%	2/15/27	965	1,105
	Fort Worth TX GO	5.000%	3/1/25	4,535	5,054
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Worth TX GO	5.000%	3/1/27	4,530	5,322
	Fort Worth TX GO	5.000%	3/1/27	2,210	2,596
	Fort Worth TX GO	4.000%	3/1/28	3,680	4,206
	Fort Worth TX GO	5.000%	3/1/28	1,430	1,717
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,159
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	5,033
[18]	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,517
[18]	Friendswood Independent School District GO	4.000%	2/15/26	1,410	1,560
[18]	Friendswood Independent School District GO	4.000%	2/15/27	625	704
[18]	Friendswood Independent School District GO	4.000%	2/15/28	645	739
[18]	Frisco Independent School District GO	5.000%	8/15/24	1,535	1,572
[18]	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,266
[18]	Frisco Independent School District GO	5.000%	8/15/25	1,900	2,146
[18]	Frisco Independent School District GO	5.000%	8/15/25	2,640	2,982
[18]	Frisco Independent School District GO	5.000%	8/15/26	1,830	2,125
[18]	Frisco Independent School District GO	4.000%	2/15/28	5,690	6,521
	Frisco TX GO	5.000%	2/15/24	10,000	10,433
	Frisco TX GO	5.000%	2/15/25	915	954
[18]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,132
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,766
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,132
[18]	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,326
[18]	Galena Park Independent School District GO	5.000%	8/15/27	1,500	1,787
	Galveston County TX GO	4.000%	2/1/22	1,110	1,110
	Galveston County TX GO	4.000%	2/1/23	840	867
	Galveston County TX GO	4.000%	2/1/24	1,000	1,057
	Galveston County TX GO	4.000%	2/1/25	1,085	1,172
[18]	Garland Independent School District GO	5.000%	2/15/26	6,275	7,002
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	802
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	863
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	896
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,769
	Garland TX GO	5.000%	2/15/23	500	522
	Garland TX GO	5.000%	2/15/25	800	891
	Garland TX GO	5.000%	2/15/26	690	790
[18]	Georgetown Independent School District GO	5.000%	8/15/22	100	102
[18]	Georgetown Independent School District GO PUT	2.750%	8/1/22	7,750	7,838
[18]	Godley Independent School District Public Facility GO	5.000%	2/15/28	550	609
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,761
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,633
[18]	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,075	4,075
[18]	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	4,100	4,089
[18]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	18,920	18,204
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,909
[18]	Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	183,315	190,824
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	30,770	32,795
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,067
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	10,023
[18]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,698
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	220	251
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/27	460	537
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	619
[4]	Greenville TX GO	4.000%	2/15/27	2,470	2,773
[4]	Greenville TX GO	4.000%	2/15/29	1,525	1,757
[18]	Hallsville TX Independent School District GO	5.000%	2/15/27	4,150	4,888
[18]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,599
[4]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,100	1,108
[18]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,800
	Harris County Cultural Education Facilities Finance Corp. CP	0.001%	2/2/22	34,170	34,170
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/22	600	620
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	814
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,133
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	508
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,560	2,636
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,030
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,070	2,140
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,037
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	739
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,334
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,360
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,204
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,522
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	695	788
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	5,802
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	9,397
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	3,400	3,517
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,320	1,368
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	11,008
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,650	9,557
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	4,003
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,215	15,338
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	4,255	4,938
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	0.721%	7/1/24	2,500	2,506
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	12/1/22	6,500	6,499
[2,3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	10,961	10,961
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	39,000	39,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	13,750	13,750
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,314
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	8,303
	Harris County Flood Control District GO	5.000%	10/1/28	1,700	2,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,635
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	2,904
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.130%	2/1/22	16,600	16,600
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,235	1,237
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,087
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	3,006
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/25	1,000	1,128
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/28	2,565	3,083
	Harris County TX GO	5.000%	10/1/22	10,025	10,325
	Harris County TX GO	5.000%	10/1/23	8,575	8,813
	Harris County TX GO	5.000%	10/1/23	3,950	4,060
	Harris County TX GO	5.000%	10/1/24	9,000	9,268
	Harris County TX GO	5.000%	10/1/24	6,580	7,260
	Harris County TX GO	5.000%	10/1/24	3,315	3,658
	Harris County TX GO	5.000%	10/1/25	1,825	2,075
	Harris County TX GO	5.000%	10/1/25	1,140	1,296
	Harris County TX GO	5.000%	10/1/26	1,570	1,787
	Harris County TX GO	5.000%	10/1/26	485	566
	Harris County TX GO	5.000%	10/1/26	1,000	1,167
	Harris County TX GO	5.000%	10/1/27	5,030	6,019
	Harris County TX GO	5.000%	10/1/27	505	604
	Harris County TX GO	5.000%	10/1/28	350	427
	Harris County TX GO	5.000%	10/1/28	1,000	1,221
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	12,188
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	280	234
[18]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	927
[2]	Hays County TX	2.500%	9/15/25	165	165
	Hays County TX GO	5.000%	2/15/23	1,120	1,169
	Hays County TX GO	5.000%	2/15/23	840	876
	Hays County TX GO	5.000%	2/15/24	1,035	1,118
	Hays County TX GO	5.000%	2/15/24	840	907
	Hays County TX GO	5.000%	2/15/25	1,265	1,408
	Hays County TX GO	5.000%	2/15/25	850	946
	Hays County TX GO	5.000%	2/15/26	1,600	1,829
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/22	400	408
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/23	350	367
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	472
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	555	627
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	1,044
[8]	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	235
[8]	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	278
[8]	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	596
[8]	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston Community College System College & University Revenue	5.000%	4/15/23	2,000	2,100
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	3,141
	Houston Community College System GO	5.000%	2/15/25	1,690	1,883
	Houston Community College System GO	5.000%	2/15/26	800	916
	Houston Community College System GO	5.000%	2/15/26	3,005	3,441
	Houston Community College System GO	5.000%	2/15/26	3,000	3,435
	Houston Community College System GO	5.000%	2/15/27	2,870	3,371
	Houston Community College System GO	5.000%	2/15/27	2,655	3,118
	Houston Community College System GO	5.000%	2/15/27	4,450	5,227
	Houston Community College System GO	5.000%	2/15/28	1,570	1,885
	Houston Community College System GO	5.000%	2/15/28	1,235	1,482
[18]	Houston Independent School District GO	5.000%	2/15/24	20,455	22,064
[18]	Houston Independent School District GO	5.000%	2/15/25	8,540	9,502
[18]	Houston Independent School District GO PUT	2.250%	6/1/22	23,080	23,206
[18]	Houston Independent School District GO PUT	2.250%	6/1/22	4,925	4,952
[18]	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,685
[18]	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	12,233
[18]	Houston Independent School District GO PUT	3.000%	6/1/24	2,200	2,297
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	200	204
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,508
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	6,105
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,973
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,285	2,631
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,780	2,099
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,000	3,538
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,415	2,909
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,700	1,732
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.070%	2/3/22	77,100	77,100
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,112
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/22	7,315	7,570
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	7,430	7,968
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	260	279
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,712
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	4,115	4,915
[5]	Houston TX Combined Utility System Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.010%	0.070%	2/7/22	5,000	5,000
[3]	Houston TX Combined Utility System Water Revenue VRDO	0.080%	2/3/22	68,550	68,550
	Houston TX GO	5.000%	3/1/24	10,000	10,813
	Houston TX GO	5.000%	3/1/25	5,000	5,574
	Houston TX GO	5.000%	3/1/26	3,530	4,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	5.000%	3/1/27	6,225	7,310
	Houston TX GO	5.000%	3/1/28	2,000	2,400
	Houston TX GO, Prere.	5.000%	3/1/22	1,000	1,004
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/22	90	92
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	90	94
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	134
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	120
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	156
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	321
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	419
[18]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,931
[18]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,331
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,665	1,826
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,209
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,814
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,507
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,615
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,456
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	250	258
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	373
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	515	565
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	563
[5]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.160%	10/15/23	1,470	1,471
[18]	Irving Independent School District GO	5.000%	2/15/25	2,280	2,539
	Irving TX GO	5.000%	9/15/25	3,090	3,495
	Irving TX GO	5.000%	9/15/26	3,150	3,656
	Irving TX GO	5.000%	8/15/27	255	302
[18]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	2,013
[2]	Justin TX	2.500%	9/1/26	125	122
[18]	Katy Independent School District GO	4.000%	2/15/24	410	424
[18]	Katy Independent School District GO	4.000%	2/15/25	1,000	1,034
	Kaufman County TX GO	5.000%	2/15/25	255	283
	Kaufman County TX GO	5.000%	2/15/25	125	139
	Kaufman County TX GO	5.000%	2/15/26	200	229
	Kaufman County TX GO	5.000%	2/15/26	165	189
	Kaufman County TX GO	5.000%	2/15/27	200	234
	Kaufman County TX GO	5.000%	2/15/27	175	205
[18]	Keller TX Independent School District GO	5.000%	2/15/23	1,675	1,749
[18]	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	7,098
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,023
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	371
[18]	Killeen Independent School District GO	5.000%	2/15/23	2,000	2,089
[18]	Klein Independent School District GO	5.000%	8/1/24	375	411
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,291
[18]	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,194
[18]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,862
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/25	225	250
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/27	240	278
[18]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,713
[18]	Lake Travis Independent School District GO PUT	2.625%	2/15/22	3,075	3,078
[18]	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	505
[18]	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,021
[18]	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,265	1,266
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	3,175	3,180
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,490
[2,3,18]	Lamar Consolidated Independent School District GO TOB VRDO	0.120%	2/3/22	1,970	1,970
	Laredo TX GO	5.000%	2/15/27	240	275
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/22	270	271
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/24	245	265
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	128
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	240
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	315
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	258
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	499
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	522
	League City TX GO	5.000%	2/15/27	465	546
[18]	Leander Independent School District GO	0.000%	8/16/22	9,615	9,588
[18]	Leander Independent School District GO	0.000%	8/16/23	8,500	8,381
[18]	Leander Independent School District GO	5.000%	8/15/25	2,860	3,236
[18]	Leander Independent School District GO	5.000%	8/15/27	5,335	6,202
[18]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	373
	Lewisville Independent School District GO	5.000%	8/15/22	2,605	2,669
[18]	Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,098
[18]	Lewisville Independent School District GO	5.000%	8/15/25	1,800	2,038
[18]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,867
[18]	Lewisville Independent School District GO	5.000%	8/15/26	3,245	3,560
[18]	Lewisville Independent School District GO	5.000%	8/15/26	2,535	2,950
[2]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	563	554
[2]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Little Elm Independent School District GO PUT	0.680%	8/15/25	2,750	2,750
	Lone Star College System College & University Revenue	5.000%	2/15/22	35	35
	Lone Star College System GO	5.000%	2/15/22	6,085	6,095
	Lone Star College System GO	5.000%	2/15/25	1,630	1,814
[18]	Longview Independent School District GO	5.000%	2/15/26	275	314
[8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	211
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,535	1,668
[8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,350	1,464
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	5,105	5,171
[8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,435	1,601
[6,8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	985	1,129
[6,8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,380	1,626
[6,8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/28	4,570	5,458
[6,8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/29	3,490	4,274
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	1,880	2,290
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	507
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	5,000	5,067
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,054
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	350	369
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,310	3,490
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,130
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	543
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	1,923
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,000	2,235
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	559
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	430	481
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,420	2,704
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,767
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,000	3,433
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,000	1,144
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	5,760	6,591
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,070	1,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	3,753
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,000	1,171
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	4,020	4,707
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	598
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	4,130	4,937
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	6,155	6,237
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,153
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	1,100	1,115
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	6,025	6,098
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,588
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	2,093
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,362
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,622
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,108
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,075	2,319
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,570
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	7,336
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,207
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,461
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,600
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	135	151
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,394
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/27	800	943
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/28	1,000	1,203
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/29	1,150	1,408
	Lubbock TX GO	5.000%	2/15/22	645	646
	Lubbock TX GO	5.000%	2/15/25	3,160	3,411
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/26	400	459
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/27	350	412
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	421
[18]	Lufkin Independent School District GO	5.000%	8/15/27	2,095	2,496
	Mainland College GO	5.000%	8/15/22	625	640
	Mainland College GO	5.000%	8/15/23	515	547
	Mainland College GO	5.000%	8/15/24	280	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mainland College GO	5.000%	8/15/25	350	395
	Mainland College GO	5.000%	8/15/26	400	463
	Mainland College GO	5.000%	8/15/27	500	592
[18]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,242
[18]	Manor Independent School District GO	5.000%	8/1/26	840	975
[18]	Manor Independent School District GO	5.000%	8/1/27	1,255	1,492
[18]	Mansfield Independent School District GO	4.000%	2/15/24	2,540	2,688
[18]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	5,314
[18]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,589
[18]	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,798
[18]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,380
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,330	3,445
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,010	3,114
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	4,440	4,593
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	2,885	2,984
[18]	McKinney Independent School District GO	5.000%	2/15/25	2,000	2,234
[18]	McKinney Independent School District GO	5.000%	2/15/26	1,500	1,723
[18]	McKinney Independent School District GO	5.000%	2/15/27	1,450	1,711
[18]	McKinney Independent School District GO	5.000%	2/15/28	1,450	1,745
[18]	McKinney Independent School District GO	5.000%	2/15/29	500	614
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	583
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	498
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	629
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,224
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,372
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,590	1,811
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	2,440	2,780
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/24	2,600	2,876
	Midland County Hospital District GO	5.000%	5/15/22	605	613
	Midland County Hospital District GO	5.000%	5/15/23	500	526
	Midland County Hospital District GO	5.000%	5/15/24	670	728
	Midland County Hospital District GO	5.000%	5/15/25	360	403
	Midland County Hospital District GO	5.000%	5/15/26	390	448
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,587
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,703
[18]	Midlothian Independent School District GO	5.000%	2/15/24	500	540
[18]	Midlothian Independent School District GO	5.000%	2/15/25	370	412
[18]	Midlothian Independent School District GO	5.000%	2/15/26	550	629
[18]	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,556
[18]	Midlothian Independent School District GO	5.000%	2/15/27	700	821
[18]	Midlothian Independent School District GO	5.000%	2/15/27	2,425	2,842
[18]	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,265	3,320
[18]	Midway Independent School District GO	5.000%	8/1/26	1,320	1,535
[18]	Midway Independent School District GO	5.000%	8/15/26	750	873
[18]	Midway Independent School District GO	4.000%	8/1/27	1,500	1,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Midway Independent School District GO	5.000%	8/15/27	525	625
[18]	Midway Independent School District GO	4.000%	8/1/28	1,230	1,415
[18]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,375
[18]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	788
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	265
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	546
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	841
[18]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,170
[18]	Nederland Independent School District GO	5.000%	8/15/25	1,875	2,122
[18]	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,291
[18]	Nederland Independent School District GO	5.000%	8/15/27	750	894
[18]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,217
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/26	755	872
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/28	580	701
[5]	New Braunfels TX Utility System Revenue	0.010%	2/8/22	12,450	12,450
[18]	New Caney Independent School District GO	5.000%	2/15/23	50	52
[18]	New Caney Independent School District GO PUT	1.250%	8/15/24	2,350	2,353
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	3,010
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,855
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,176
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/22	775	798
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	891
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	687
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	2,000	2,177
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,596
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,143
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,292
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, ETM	4.000%	4/1/22	215	216
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,490
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	420	493
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	425	499
[2,3]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	6,500	6,500
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/22	1,000	1,031
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,064
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	755	778
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	900	926
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,167
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,373
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,322
[18]	North East TX Independent School District GO	5.000%	8/1/25	400	453
[18]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,276
[18]	North East TX Independent School District GO	5.000%	8/1/26	420	488
[18]	North East TX Independent School District GO PUT	0.250%	8/1/22	1,660	1,660
[18]	North East TX Independent School District GO PUT	2.375%	8/1/22	5,735	5,790
[18]	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	15,347
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	824
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	767
[4]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	2,885	3,292
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	2,530	2,948
[4]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,773
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	4,101
[4]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,898
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/28	3,595	4,361
[2]	North Parkway Municipal Management District No. 1	3.625%	9/15/26	250	257
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	829
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,470	1,653
	North Texas Municipal Water District Sewer Revenue	2.000%	6/1/22	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/24	18,450	19,819
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	1,000	1,004
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	590	668
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/26	570	662
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	750	892
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	1,000	1,189
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/23	500	515
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,038
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	6,785	7,051
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,375	3,505
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,205	3,331
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,465	5,675
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,540	4,703
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,385	5,575
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,505
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,850	5,206
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	340	365
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,770	7,025
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,045	4,202
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	7,061
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,000	2,145
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,385	4,549
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,260	1,397
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,198
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	21,803
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	445	508
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,528
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	216
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,103
[2,3]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.140%	2/3/22	2,825	2,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.140%	2/3/22	6,240	6,240
[2,3]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.140%	2/3/22	4,540	4,540
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	100	104
[13]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,000	3,604
[18]	Northside Independent School District GO	2.000%	8/15/22	100	101
[18]	Northside Independent School District GO	5.000%	2/15/25	3,520	3,798
[18]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,473
[18]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,309
[18]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,133
[18]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,653
[18]	Northside Independent School District GO	5.000%	8/15/26	970	1,130
[18]	Northside Independent School District GO PUT	1.750%	6/1/22	10,820	10,819
[18]	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	17,777
[18]	Northside Independent School District GO PUT	1.600%	8/1/24	16,515	16,703
[18]	Northside Independent School District GO PUT	0.700%	6/1/25	15,180	14,778
[18]	Northwest Independent School District GO	5.000%	2/15/26	640	731
	Nueces County TX GO	5.000%	2/15/28	435	522
	Odessa Junior College District GO	5.000%	8/15/23	500	532
	Odessa Junior College District GO	5.000%	8/15/25	610	688
	Odessa TX GO	4.000%	3/1/28	2,000	2,279
	Odessa TX GO	4.000%	3/1/29	2,000	2,308
[8,18]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,762
[18]	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,147
[18]	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,175	15,281
[18]	Pearland Independent School District GO	5.000%	2/15/24	835	902
	Pearland TX GO	5.000%	3/1/22	720	723
	Pearland TX GO	5.000%	3/1/23	470	491
	Pearland TX GO	5.000%	3/1/24	830	896
	Pearland TX GO	5.000%	3/1/25	685	762
	Pearland TX GO	5.000%	3/1/26	600	686
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/22	160	164
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	393
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/24	700	767
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,156
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,175
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/22	2,885	2,939
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/25	290	327
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	332
[18]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,804
[18]	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,741
[18]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Pflugerville Independent School District GO, Prere.	4.000%	2/15/24	11,620	12,316
	Pflugerville TX GO	5.000%	8/1/26	805	933
	Pflugerville TX GO	5.000%	8/1/26	450	521
	Pflugerville TX GO	5.000%	8/1/27	725	861
	Pflugerville TX GO	5.000%	8/1/27	655	778
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,389
	Pflugerville TX GO	5.000%	8/1/28	500	606
[18]	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,246
[18]	Plainview Independent School District GO	5.000%	2/15/25	995	1,106
[18]	Plainview Independent School District GO	5.000%	2/15/26	545	622
[18]	Plainview Independent School District GO	5.000%	2/15/27	655	767
[18]	Plano Independent School District GO	5.000%	2/15/25	5,065	5,645
[18]	Plano Independent School District GO	4.000%	2/15/26	1,860	1,862
[18]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,098
	Plano TX Waterworks & Sewer System Water Revenue	4.000%	5/1/25	935	1,019
	Port Arthur Independent School District GO	5.000%	2/15/24	555	597
[18]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,478
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/22	2,725	2,807
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/26	2,900	3,380
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/27	3,155	3,764
[18]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,665	7,425
[18]	Prosper Independent School District GO	5.000%	2/15/25	750	836
[18]	Prosper Independent School District GO	5.000%	2/15/26	1,080	1,239
[18]	Prosper Independent School District GO	5.000%	2/15/26	500	574
[18]	Prosper Independent School District GO	5.000%	2/15/27	1,500	1,768
[18]	Prosper Independent School District GO	5.000%	2/15/28	1,500	1,806
[18]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,228
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	489
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	523
[18]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,412
[18]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,747
	Rockland County TX GO	5.000%	2/1/23	205	214
	Rockland County TX GO	5.000%	2/1/25	535	595
	Rockland County TX GO	5.000%	2/1/26	550	629
	Rockland County TX GO	5.000%	2/1/27	800	939
	Rockwall County TX GO	4.000%	2/1/22	250	250
[18]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,671
[18]	Rockwall Independent School District GO	4.000%	2/15/28	265	304
	Rockwall TX GO	5.000%	8/1/22	2,780	2,843
	Rockwall TX GO	5.000%	8/1/23	1,660	1,758
	Round Rock Independent School District GO	5.000%	8/1/23	3,900	4,142
	Round Rock Independent School District GO	5.000%	8/1/24	4,045	4,437
[18]	Round Rock Independent School District GO	5.000%	8/1/24	325	357
[18]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,131
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	3,244
[18]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,920
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,752
[18]	Round Rock Independent School District GO	5.000%	8/1/25	500	566
[18]	Round Rock Independent School District GO	5.000%	8/1/26	5,100	5,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,639
[18]	Round Rock Independent School District GO	5.000%	8/1/27	5,000	5,957
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	4,013
[18]	Round Rock Independent School District GO	5.000%	8/1/27	1,250	1,489
[18]	Round Rock Independent School District GO	5.000%	8/1/28	750	913
	Round Rock TX GO	4.000%	8/15/25	560	614
	Round Rock TX GO	5.000%	8/15/26	580	674
	Round Rock TX GO	5.000%	8/15/27	610	726
	Round Rock TX GO	5.000%	8/15/28	640	779
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	335	343
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,982
[18]	Sabinal Independent School District GO	5.000%	2/15/23	160	167
	San Angelo TX GO	2.000%	2/15/25	2,720	2,780
	San Angelo TX GO	3.000%	2/15/26	5,580	5,936
	San Angelo TX GO	3.000%	2/15/27	5,750	6,167
	San Angelo TX GO	3.000%	2/15/29	5,510	5,940
[18]	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,849
[18]	San Antonio Independent School District GO	5.000%	8/15/28	4,460	5,432
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,743
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	6,494
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	2,300	2,495
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,490	13,702
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,865	14,098
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	23,067
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	15,170	15,447
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	3,350	3,295
[2,3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.090%	2/3/22	12,700	12,700
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	4,000	4,000
[5]	San Antonio TX Electric And Gas Revenue	0.000%	2/16/22	17,500	17,500
	San Antonio TX GO	5.000%	2/1/25	4,495	4,854
	San Antonio TX GO	5.000%	8/1/26	140	162
	San Antonio TX GO	5.000%	8/1/26	730	846
	San Antonio TX GO	5.000%	8/1/26	850	985
	San Antonio TX GO	5.000%	8/1/27	1,000	1,185
	San Antonio TX GO	5.000%	8/1/27	600	711
	San Antonio TX GO	5.000%	8/1/27	1,000	1,185
	San Antonio TX GO	5.000%	8/1/28	1,250	1,513
	San Antonio TX GO	5.000%	8/1/28	900	1,090
	San Antonio TX GO, Prere.	4.000%	8/1/22	1,250	1,272
	San Antonio TX GO, Prere.	4.000%	8/1/22	9,000	9,159
[18]	San Antonio TX Independent School District GO	5.000%	2/15/26	9,505	10,609
[5]	San Antonio Water System	0.010%	3/3/22	16,000	15,999
	San Antonio Water System CP	0.010%	3/1/22	18,375	18,375
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	729
	San Antonio Water System Water Revenue	5.000%	5/15/25	335	353
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,370	1,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	12,850	12,961
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	9,005	9,332
	San Jacinto Community College District GO	5.000%	2/15/24	500	540
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,112
	San Jacinto Community College District GO	5.000%	2/15/26	1,125	1,285
	San Jacinto Community College District GO	5.000%	2/15/27	560	657
	San Jacinto Community College District GO	5.000%	2/15/28	560	673
[18]	Schertz-Cibolo-Universal City Independent School District GO	5.000%	2/1/23	3,830	3,992
[18]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,357
[18]	Sherman Independent School District GO PUT	2.000%	8/1/23	1,100	1,118
[18]	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,291
[18]	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,642
[18]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,115
[18]	Socorro Independent School District GO	5.000%	8/15/25	600	679
[18]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	266
[18]	Socorro Independent School District GO, Prere.	5.000%	8/15/24	3,705	4,066
[18]	Southside Independent School District GO	5.000%	8/15/23	300	318
[18]	Southside Independent School District GO	5.000%	8/15/24	250	274
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	3,950	4,066
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	746
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	550
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,644
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,158
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	355	364
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	190
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	368
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	202
[18]	Southwest Independent School District GO	4.000%	2/1/25	570	618
[18]	Southwest Independent School District GO	4.000%	2/1/26	500	553
[18]	Southwest Independent School District GO	5.000%	2/1/27	650	764
[18]	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	3,786
[18]	Spring Independent School District GO	5.000%	8/15/25	510	577
[18]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,470
[18]	Spring Independent School District GO	5.000%	8/15/26	500	580
[18]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,377
[18]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,926
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,456
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,455
	Sugar Land TX GO	5.000%	2/15/22	250	250
	Sugar Land TX GO	5.000%	2/15/23	370	387
	Sugar Land TX GO	5.000%	2/15/24	500	540
	Sugar Land TX GO	5.000%	2/15/25	500	557
	Sugar Land TX Waterworks & Sewer System Water Revenue	5.000%	8/15/28	1,830	2,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Tahoka Independent School District GO	5.000%	2/15/23	100	104
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	891
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	794
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	3,000	3,199
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	2,124
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,648
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	4,030
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	468
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	580
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,334
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.450%	12/16/22	46,590	46,627
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	47,320	47,320
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	45,035	45,035
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	18,500	18,500
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.080%	2/2/22	5,535	5,535
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/22	19,000	19,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/7/22	25,000	25,000
	Tarrant Regional Water District Lease Revenue	4.000%	9/1/27	5,830	6,651
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,340
	Temple TX Utility System Water Revenue	5.000%	8/1/22	500	511
	Temple TX Utility System Water Revenue	5.000%	8/1/23	355	377
	Temple TX Utility System Water Revenue	5.000%	8/1/24	415	455
	Temple TX Utility System Water Revenue	5.000%	8/1/25	895	1,011
	Temple TX Utility System Water Revenue	5.000%	8/1/26	2,505	2,904
	Temple TX Utility System Water Revenue	5.000%	8/1/27	1,000	1,187
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,000	1,212
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas A&M University College & University Revenue	5.000%	5/15/24	4,730	5,150
	Texas A&M University College & University Revenue	5.000%	5/15/28	2,000	2,361
[18]	Texas City TX Independent School District GO	5.000%	8/15/22	275	282
[18]	Texas City TX Independent School District GO	5.000%	8/15/23	590	627
[18]	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,811
[18]	Texas City TX Independent School District GO	4.000%	2/15/25	1,930	2,093
[18]	Texas City TX Independent School District GO	5.000%	8/15/27	3,700	4,399
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	9,605	10,284
	Texas GO	5.000%	8/1/22	965	987
	Texas GO	5.000%	10/1/22	17,095	17,604
	Texas GO	5.000%	4/1/25	4,080	4,564
	Texas GO	5.000%	8/1/25	2,000	2,259
	Texas GO	5.000%	8/1/25	2,875	3,148
	Texas GO	5.000%	8/1/25	2,510	2,835
	Texas GO	5.000%	10/1/25	1,005	1,087
	Texas GO	5.000%	10/1/25	1,000	1,135
	Texas GO	5.000%	10/1/25	1,660	1,884
	Texas GO	5.000%	10/1/25	1,590	1,805
	Texas GO	4.000%	8/1/26	1,450	1,588
	Texas GO	5.000%	10/1/26	7,770	8,549
	Texas GO	4.000%	8/1/27	2,250	2,462
	Texas GO	5.000%	10/1/27	3,120	3,432
	Texas GO	5.000%	10/1/27	4,285	4,634
	Texas GO	4.000%	8/1/28	1,250	1,367
	Texas GO	4.000%	8/1/29	2,750	3,004
	Texas GO	4.000%	8/1/30	1,500	1,635
	Texas GO	4.000%	8/1/31	1,250	1,361
	Texas GO VRDO	0.060%	2/2/22	7,885	7,885
	Texas GO VRDO	0.060%	2/2/22	13,495	13,495
	Texas GO VRDO	0.070%	2/2/22	57,755	57,755
[3]	Texas GO VRDO	0.070%	2/2/22	65,055	65,055
	Texas GO VRDO	0.070%	2/2/22	53,980	53,980
	Texas GO VRDO	0.070%	2/2/22	46,095	46,095
	Texas GO VRDO	0.070%	2/2/22	50,970	50,970
	Texas GO VRDO	0.070%	2/2/22	32,945	32,945
	Texas GO, Prere.	5.000%	4/1/22	11,995	12,087
	Texas GO, Prere.	5.000%	4/1/22	2,000	2,015
	Texas GO, Prere.	5.000%	4/1/24	10,115	10,966
	Texas GO, Prere.	5.000%	4/1/24	7,525	8,158
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	1,320	1,363
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,650	1,751
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,525	1,659
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,410	1,567
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	4,215	4,785
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	7,850	9,097
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	16,345	19,204
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	3,515	3,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	805	892
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,448
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	25,995	29,558
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/22	240	243
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/22	725	751
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	142
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	1,948
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	189
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	276
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	294
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,000	1,155
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,159
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	851
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	670	670
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	580	605
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	647
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,315
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,924
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	2,110	2,269
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/22	1,375	1,395
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/23	900	930
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	497
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	688
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,337
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,162
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,591
	Texas State University System College & University Revenue	5.000%	3/15/22	2,000	2,011
	Texas State University System College & University Revenue	5.000%	3/15/23	2,585	2,709
	Texas State University System College & University Revenue	5.000%	3/15/24	2,075	2,248
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,503
	Texas State University System College & University Revenue	5.000%	3/15/26	750	809
	Texas State University System College & University Revenue	5.000%	3/15/26	800	919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas State University System College & University Revenue	5.000%	3/15/27	130	144
	Texas Transportation Commission GO PUT	0.650%	4/1/26	36,975	35,552
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	4,803
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	5,140	5,670
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,389
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,570	2,921
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	868
[3]	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	0.070%	2/2/22	41,220	41,220
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,469
	Texas Water Development Board Water Revenue	5.000%	10/15/22	3,515	3,626
	Texas Water Development Board Water Revenue	5.000%	8/1/23	3,900	4,144
	Texas Water Development Board Water Revenue	5.000%	8/1/24	4,110	4,511
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	5,055
	Texas Water Development Board Water Revenue	5.000%	8/1/25	655	741
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,852
	Texas Water Development Board Water Revenue	5.000%	10/15/27	4,000	4,791
[18]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,570
[18]	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,531
[18]	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,362
[18]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,289
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	4,037
	Travis County TX GO	2.000%	3/1/22	5,530	5,538
	Travis County TX GO	5.000%	3/1/24	2,750	2,972
	Travis County TX GO	5.000%	3/1/25	5,000	5,574
	Travis County TX GO	5.000%	3/1/26	5,000	5,730
[2,3]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,639
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,158
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	114
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,430	2,535
[18]	United Independent School District GO	5.000%	8/15/27	1,000	1,191
	University of Houston College & University Revenue	5.000%	2/15/23	6,880	7,189
	University of Houston College & University Revenue	5.000%	2/15/25	11,385	12,690
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	6,949
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	10,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Texas System College & University Revenue	5.000%	4/15/22	1,035	1,045
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,333
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,441
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,269
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,091
	University of Texas System College & University Revenue	5.000%	8/15/25	5,445	6,149
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	6,211
	University of Texas System College & University Revenue	5.000%	8/15/25	5,350	6,042
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,326
	Waco Educational Finance Corp. College & University Revenue	3.000%	3/1/23	325	333
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	461
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/27	1,000	1,173
[2,3]	Waco Educational Finance Corp. College & University Revenue TOB VRDO	0.120%	2/3/22	515	515
[18]	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	4,219
	Waco TX GO	4.000%	2/1/23	1,415	1,462
	Waco TX GO	4.000%	2/1/27	1,660	1,860
	Waco TX GO	4.000%	2/1/28	1,725	1,962
	Waco TX GO	4.000%	2/1/29	3,590	4,105
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	968
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	636
[18]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,336
[4]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/22	310	317
[4]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,125
	Williamson County TX GO	4.000%	2/15/27	27,320	30,879
	Williamson County TX GO	4.000%	2/15/28	25,440	29,185
	Williamson County TX GO	5.000%	2/15/28	25	28
	Williamson County TX GO	4.000%	2/15/33	1,000	1,107
	Williamson County TX GO	4.000%	2/15/34	2,250	2,489
[18]	Willis Independent School District GO	4.000%	2/15/26	650	720
[18]	Willis Independent School District GO	4.000%	2/15/27	795	896
[18]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,237
[18]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,350
[18]	Wylie Independent School District / Taylor County GO	4.000%	2/15/31	1,925	2,109
[18]	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,247
[18]	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,189
[18]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,620
[18]	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,176
[18]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,210
					4,355,951
Utah (0.4%)
	Alpine School District GO	5.000%	3/15/25	225	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canyons School District Local Building Authority Lease (Appropriation) Revenue	5.000%	6/15/27	3,460	4,108
	Canyons School District Local Building Authority Lease (Appropriation) Revenue	5.000%	6/15/28	3,625	4,399
	Central Utah Water Conservancy District GO	5.000%	4/1/23	515	540
	Central Utah Water Conservancy District Revenue VRDO	0.090%	2/2/22	19,200	19,200
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,548
	Davis School District GO	4.000%	6/1/25	4,395	4,750
	Granite School District Board of Education GO	5.000%	6/1/25	4,355	4,902
	Granite School District Board of Education GO	5.000%	6/1/26	3,680	4,261
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	6,456
	Tooele County School District GO	5.000%	6/1/25	1,540	1,733
	University of Utah College & University Revenue	5.000%	8/1/26	475	552
	University of Utah College & University Revenue	5.000%	8/1/26	850	988
	University of Utah College & University Revenue	5.000%	8/1/27	500	596
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,150	1,176
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/28	360	438
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/29	370	459
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/22	100	101
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	167
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	182
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	149
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	141
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	21,000	22,632
[2,3]	Utah County UT Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	2,875	2,875
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	6,050	6,050
	Utah GO	5.000%	7/1/24	2,500	2,738
	Utah GO	5.000%	7/1/25	3,010	3,402
	Utah GO	5.000%	7/1/26	9,000	10,454
	Utah GO	5.000%	7/1/27	17,000	20,225
	Utah GO	5.000%	7/1/28	250	305
	Utah GO, Prere.	5.000%	1/1/25	9,355	10,400
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	278
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	614
	Utah State University College & University Revenue	4.000%	12/1/27	480	522
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	722
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/23	150	159
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	280	315
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	285
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/22	1,520	1,546
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	510	574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	280	315
[6]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	380
[6]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	858
[6]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	537
	Washington County School District Board of Education GO	5.000%	3/1/24	200	217
					143,501
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	566
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	581
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	170	171
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	70	72
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	100	105
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	115	122
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	500	537
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	160	173
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	225	244
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	440	479
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	225	245
[3]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	4,750	4,750
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/22	650	673
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	551
	Vermont GO	5.000%	8/15/24	1,760	1,935
	Vermont GO	5.000%	8/15/25	4,325	4,904
	Vermont GO	5.000%	8/15/25	3,080	3,492
	Vermont GO	5.000%	8/15/25	2,375	2,693
	Vermont GO	5.000%	8/15/26	2,310	2,694
	Vermont GO	5.000%	8/15/27	1,640	1,963
	Vermont GO	5.000%	8/15/28	2,442	2,990
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/26	885	998
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/27	930	1,119
					32,057
Virgin Islands (0.0%)
[2]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/22	2,000	2,044
[2]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	165
					2,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia (1.8%)
[8]	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	285	300
[8]	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	375	407
[8]	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	741
[8]	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	962
[8]	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	983
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	54,495	54,495
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	423
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	298
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,302
	Arlington County VA GO	5.000%	6/15/23	7,815	8,268
	Arlington County VA GO	5.000%	6/15/24	8,575	9,378
	Arlington County VA GO	5.000%	6/15/25	8,225	9,282
	Arlington County VA GO	5.000%	6/15/26	8,190	9,513
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	8,148
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	14,316
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,675	62,583
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,154
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	989
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	960
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,372
	Commonwealth of Virginia GO	5.000%	6/1/25	175	197
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	250	292
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	375	448
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	400	488
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	325	405
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/24	2,135	2,352
	Fairfax County Economic Development Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	1,000	1,211
	Fairfax County Economic Development Authority Revenue VRDO	0.070%	2/3/22	5,210	5,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairfax County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	50	51
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	15,270
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	8,350	8,350
	Fairfax County VA GO	3.000%	10/1/22	9,555	9,711
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,658
	Fairfax County VA GO	5.000%	10/1/25	1,355	1,538
	Fairfax County VA GO	5.000%	10/1/28	2,000	2,371
	Fairfax County VA GO	4.000%	10/1/34	3,240	3,489
	Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	10,910
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,662
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,867
	Halifax County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.450%	4/1/22	11,000	11,000
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	58,690	67,761
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	35,870	36,544
[2,8]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	700	723
[2,8]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,782
	Harrisonburg VA GO	5.000%	7/15/24	3,795	4,152
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	730	750
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	547
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,120
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,866
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/25	1,485	1,667
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	443
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	456
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	440	488
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	508
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	257
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	825	843
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.050%	2/2/22	25,300	25,300
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,140
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	0.050%	2/2/22	45,080	45,080
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	8,000	7,899
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,510	3,518
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,054
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,595	1,657
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,133
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,613
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,617
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	385	386
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	1,000	1,033
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	865
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	738
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,974
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,116
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	2,900	2,970
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,229
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,255	1,307
	Norfolk VA GO, Prere.	5.000%	10/1/26	2,500	2,922
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,216
[2]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	175	177
[2,3]	Portsmouth VA GO TOB VRDO	0.110%	2/1/22	980	980
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	300	307
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	695
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	1,017
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	1,083
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,148
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	424
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	5,000	5,214
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	3,000	3,235
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	17,330	18,687
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	12,028
	Virginia College Building Authority College & University Revenue	5.000%	9/1/26	1,810	2,103
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	1,900	2,263
	Virginia College Building Authority College & University Revenue	5.000%	9/1/28	2,000	2,434
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	970	981
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	1,000	1,011
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/23	250	262
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	386
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	458
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	494
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,000	1,013
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,010	5,451
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,589
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	8,694
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/22	3,865	3,972
	Virginia Commonwealth University College & University Revenue	5.000%	11/1/26	2,500	2,908
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,124
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	482
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,658
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	6,890
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	8,435	9,534
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/25	3,105	3,510
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	384
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	860	1,043
	Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/25	12,620	14,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	13,170	14,601
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,000	1,023
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	15
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,435
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,000	2,258
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	7,808
	Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	2,995	3,062
	Virginia Resources Authority Lease Revenue	5.000%	11/1/25	2,730	3,110
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	300	310
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	649
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,375
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	251
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,000	1,165
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	3,760	3,701
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	5,815	5,845
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,054
					676,533
Washington (1.6%)
[8]	Bellevue WA GO	5.000%	12/1/22	1,970	2,034
[8]	Bellevue WA GO	5.000%	12/1/23	1,995	2,133
[8]	Bellevue WA GO	5.000%	12/1/24	2,090	2,307
[8]	Bellevue WA GO	5.000%	12/1/25	1,210	1,375
[8]	Bellevue WA GO	5.000%	12/1/27	1,445	1,726
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	2/1/26	1,250	1,250
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,488
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/1/23	16,125	16,175
	Chelan County Public Utility District No. 1 Multiple Utility Revenue	5.000%	7/1/25	1,000	1,123
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/24	2,500	2,774
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/25	5,500	6,287
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	7,629
	Clark County School District No. 122 Ridgefield GO	5.000%	12/1/23	100	101
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/25	515	588
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	15	18

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue	4.000%	7/1/24	4,500	4,816
Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,501
Energy Northwest Nuclear Revenue	5.000%	7/1/25	5,865	6,607
Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	6,011
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	7,095	8,429
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	11,185	12,236
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	13,152
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/23	525	546
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	274
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	316
Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	13,971
Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	12,376
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	126
King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/22	50	50
King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	51
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	223
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	140
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	147
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	79
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	494
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	83
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	723
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	168
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	169
King County Public Hospital District No. 2 GO, Prere.	5.000%	12/1/24	100	110
King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,212
King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,691
King County School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,631
King County School District No. 412 Shoreline GO	4.000%	12/1/28	1,000	1,157
King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	869
King County School District No. 414 Lake Washington GO	5.000%	12/1/22	180	187
King County School District No. 414 Lake Washington GO	5.000%	12/1/25	520	594
King County School District No. 415 Kent GO	4.000%	12/1/22	3,650	3,754

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
King County School District No. 415 Kent GO	4.000%	12/1/23	4,585	4,843
King County School District No. 415 Kent GO	4.000%	12/1/24	980	1,059
King County WA GO	5.000%	1/1/25	1,800	1,834
King County WA GO	4.000%	1/1/27	7,000	7,894
King County WA GO	5.000%	1/1/28	5,490	6,600
King County WA GO VRDO	0.070%	2/2/22	22,600	22,600
King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,618
King County WA Sewer Revenue	5.000%	1/1/26	6,720	6,984
King County WA Sewer Revenue	5.000%	7/1/27	2,940	3,407
King County WA Sewer Revenue, Prere.	5.000%	7/1/22	4,020	4,095
Kirkland WA GO	5.000%	12/1/23	635	682
Kirkland WA GO	5.000%	12/1/25	705	805
Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/22	355	368
Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	290
Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	371
Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	536
Pierce County School District No. 401 Peninsula GO	5.000%	12/1/24	500	554
Pierce County School District No. 401 Peninsula GO	5.000%	12/1/25	750	856
Pierce County School District No. 401 Peninsula GO	5.000%	12/1/26	760	891
Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/24	500	554
Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,142
Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	232
Pierce County School District No. 403 Bethel GO	4.000%	12/1/26	435	490
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/22	1,470	1,476
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/23	2,315	2,363
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/25	3,500	3,576
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/27	2,780	3,165
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	1,000	1,022
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	546
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	150	153
Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,538
Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,236
Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	9/1/26	225	262
Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/28	20	22
Seattle WA GO	5.000%	6/1/22	15,755	15,994
Seattle WA GO	5.000%	12/1/23	50	54
Seattle WA GO	5.000%	12/1/24	1,245	1,380
Seattle WA GO	5.000%	9/1/25	5,015	5,034

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Seattle WA GO	5.000%	6/1/26	4,000	4,502
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	5/1/25	5,000	5,605
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	9/1/25	2,920	3,305
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	1,340	1,373
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	2,006
Snohomish County School District No. 4 Lake Stevens GO	5.000%	12/1/22	700	726
Snohomish County WA GO, Prere.	4.000%	6/1/23	3,220	3,355
Spokane County WA GO	5.000%	12/1/25	800	912
Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	761
Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	754
Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,632
University of Washington College & University Revenue	5.000%	4/1/22	1,000	1,008
University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,050
University of Washington College & University Revenue	5.000%	4/1/23	115	121
University of Washington College & University Revenue	5.000%	4/1/24	385	418
University of Washington College & University Revenue	5.000%	4/1/25	310	347
University of Washington College & University Revenue	5.000%	12/1/25	1,175	1,340
University of Washington College & University Revenue	5.000%	4/1/27	3,710	4,383
Washington COP	5.000%	7/1/27	1,250	1,478
Washington GO	5.000%	6/1/22	1,500	1,523
Washington GO	5.000%	6/1/23	1,500	1,584
Washington GO	5.000%	2/1/24	1,585	1,710
Washington GO	5.000%	6/1/24	1,625	1,772
Washington GO	5.000%	7/1/24	10,000	10,189
Washington GO	5.000%	7/1/24	4,480	4,565
Washington GO	5.000%	8/1/24	13,825	15,158
Washington GO	5.000%	6/1/25	3,000	3,374
Washington GO	4.000%	7/1/25	1,020	1,035
Washington GO	5.000%	7/1/25	12,500	12,736
Washington GO	5.000%	8/1/25	10,865	12,281
Washington GO	5.000%	8/1/25	405	458
Washington GO	5.000%	8/1/25	5,135	5,804
Washington GO	5.000%	2/1/26	2,085	2,388
Washington GO	5.000%	6/1/26	1,080	1,249
Washington GO	4.000%	7/1/26	28,260	28,678
Washington GO	5.000%	7/1/26	2,550	2,598
Washington GO	5.000%	7/1/26	10,000	11,587
Washington GO	5.000%	8/1/26	12,455	14,465
Washington GO	5.000%	8/1/26	9,015	9,568
Washington GO	5.000%	8/1/26	460	534
Washington GO	5.000%	8/1/26	5,570	6,469
Washington GO	5.000%	2/1/27	1,020	1,200
Washington GO	5.000%	6/1/27	5,200	6,168
Washington GO	5.000%	6/1/27	1,130	1,340
Washington GO	5.000%	2/1/28	6,750	8,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	7/1/28	2,000	2,212
	Washington GO	4.000%	7/1/29	10,000	10,406
	Washington GO	5.000%	8/1/31	15,040	17,797
	Washington GO	5.000%	8/1/35	1,000	1,122
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	3,690	3,786
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	5,805	5,954
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	835	838
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,965	2,001
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,850	1,905
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,000	2,078
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	771
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,553
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,127
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,253
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,484
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	757
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,251
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,604
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,355
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,470
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,500	5,913
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	15,500	17,155
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,500	16,410
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	5,000	5,841
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.460%	1/1/25	615	618
[2,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	3,375	3,375
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/24	1,005	1,078
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/26	555	631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/28	1,210	1,434
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	479
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	635
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	396
[2,3]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue TOB VRDO	0.100%	2/3/22	9,500	9,500
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	649
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Projects)	2.375%	1/1/26	2,045	2,042
	Washington State University College & University Revenue	5.000%	4/1/22	1,500	1,511
	Washington State University College & University Revenue	5.000%	10/1/22	650	669
	Washington State University College & University Revenue	5.000%	10/1/23	350	373
	Washington State University College & University Revenue	5.000%	10/1/24	585	643
	Washington State University College & University Revenue	5.000%	10/1/27	1,000	1,188
[4]	Western Washington University College & University Revenue	4.000%	4/1/24	250	265
					597,595
West Virginia (0.3%)
[6]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,770
[6]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,612
[6]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,463
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	640	651
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	120	134
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,226
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/23	5,230	5,573
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	7,347
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,027
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,065	7,103
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	10,292
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,383
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	3,896
	West Virginia GO	5.000%	6/1/24	615	671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia GO	5.000%	6/1/25	1,270	1,429
	West Virginia GO	5.000%	12/1/25	1,335	1,524
	West Virginia GO	5.000%	6/1/27	2,810	3,340
	West Virginia GO	5.000%	12/1/27	2,350	2,826
	West Virginia GO	5.000%	6/1/28	2,955	3,593
	West Virginia GO	5.000%	12/1/28	3,100	3,810
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	740
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,102
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,294
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,432
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,715
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	2,030
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,171
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,545
[3]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	10,385	10,385
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	6,225	6,610
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,363
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,566
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,772
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	11,582
					123,977
Wisconsin (1.3%)
	Burnett County WI GO	2.000%	11/1/26	1,010	1,039
	Burnett County WI GO	3.000%	11/1/27	1,285	1,391
	Burnett County WI GO	3.000%	11/1/28	1,325	1,442
	Dane County WI GO	2.000%	4/1/27	3,405	3,493
	Dane County WI GO	2.000%	4/1/28	1,715	1,753
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,767
	Eau Claire County WI GO	5.000%	9/1/22	300	308
	Eau Claire County WI GO	3.000%	9/1/23	460	474
	Eau Claire County WI GO	5.000%	9/1/23	375	398
	Eau Claire County WI GO	5.000%	9/1/24	395	433
	Eau Claire County WI GO	5.000%	9/1/25	420	474
	Eau Claire County WI GO	5.000%	9/1/26	885	1,025
	Eau Claire County WI GO	5.000%	9/1/27	940	1,114
	Eau Claire County WI GO	5.000%	9/1/28	990	1,196
	Eau Claire WI GO	4.000%	4/1/27	1,095	1,240
	Eau Claire WI GO	4.000%	4/1/28	1,145	1,318
	Madison WI GO	4.000%	10/1/25	8,040	8,826
	Middleton-Cross Plains Area School District GO	3.000%	3/1/28	3,125	3,376
	Middleton-Cross Plains Area School District GO	3.000%	3/1/29	2,785	3,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milwaukee WI GO	5.000%	4/1/22	3,715	3,743
	Milwaukee WI GO	5.000%	2/1/23	1,500	1,564
	Milwaukee WI GO	5.000%	4/1/23	930	975
	Milwaukee WI GO	5.000%	4/1/23	2,000	2,098
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,560
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,477
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,247
	Milwaukee WI GO	5.000%	4/1/26	3,785	4,323
	Milwaukee WI GO	5.000%	4/1/26	5,425	6,196
	Milwaukee WI GO	5.000%	4/1/26	12,535	14,316
	Milwaukee WI GO	5.000%	4/1/27	10,320	12,075
	Milwaukee WI GO	5.000%	4/1/27	5,240	6,131
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,446
	Milwaukee WI GO	5.000%	4/1/27	1,690	1,977
	Milwaukee WI GO	5.000%	4/1/27	8,800	10,296
	Milwaukee WI GO	5.000%	4/1/28	3,735	4,464
	Milwaukee WI GO	5.000%	4/1/28	700	837
	Milwaukee WI GO	5.000%	4/1/28	8,805	10,524
	Milwaukee WI GO	5.000%	4/1/29	745	872
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	577
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/27	1,000	1,185
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	2,179
	Neenah Joint School District GO	5.000%	3/1/26	3,375	3,866
	Neenah Joint School District GO	5.000%	3/1/27	3,690	4,339
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	198
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	275	308
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	510
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	667
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/22	1,375	1,380
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,465
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,085	3,131
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,125	2,157
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	156
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,372
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	815	869
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	295
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,617
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,555	2,808
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,669
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	252
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,485	5,047
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	505
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	460
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	305	339
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,710	5,366
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,278
	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	4,000	3,942
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,372
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	1,001
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	292
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	195	219
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,660	1,970
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	297
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	288
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	363
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,269
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	1,049
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,222
[2,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	3,180	3,180
	Sauk Prairie School District GO	5.000%	3/1/26	225	256
	Sauk Prairie School District GO	5.000%	3/1/27	225	262
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	362
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	378
[3]	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	9,895	9,895
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	2,410	2,528
	Verona Area School District GO	5.000%	4/1/25	3,315	3,707
	Waukesha School District GO	4.000%	4/1/24	780	828
	Waukesha School District GO	4.000%	4/1/25	825	895
	Waukesha WI GO	2.000%	10/1/23	1,265	1,288
	Waukesha WI GO	5.000%	10/1/24	200	220
	Waukesha WI GO	2.000%	10/1/26	2,455	2,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waukesha WI GO	5.000%	10/1/26	265	308
	Waukesha WI GO	2.000%	10/1/27	3,000	3,085
	Waukesha WI GO	5.000%	10/1/27	280	333
	Waukesha WI GO	2.000%	10/1/28	3,000	3,066
	Waukesha WI GO	5.000%	10/1/28	265	321
	Wauwatosa School District GO	5.000%	3/1/25	5,550	6,194
	West De Pere WI School District GO	5.000%	4/1/26	3,160	3,631
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	892
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	226
	Wisconsin Clean Water Fund Leveraged Loan Portfolio Water Revenue, ETM	5.000%	6/1/22	3,165	3,213
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,590
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	789
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	650	710
	Wisconsin GO	5.000%	5/1/24	7,920	8,341
	Wisconsin GO	5.000%	5/1/27	4,000	4,414
	Wisconsin GO	5.000%	5/1/27	11,465	13,592
	Wisconsin GO	5.000%	11/1/27	1,780	2,051
	Wisconsin GO	5.000%	5/1/28	3,850	4,670
	Wisconsin GO, Prere.	5.000%	5/1/22	135	137
	Wisconsin GO, Prere.	5.000%	5/1/22	9,310	9,417
	Wisconsin GO, Prere.	5.000%	5/1/23	18,615	19,598
	Wisconsin GO, Prere.	5.000%	5/1/23	4,920	5,180
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	325	334
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	350	360
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	373
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	346
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	383
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	675
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,269
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	2,100	2,103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,000	1,008
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	110	112
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	775	796
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,221
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	558
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	130
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	527
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,163
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,092
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	1,042
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	165
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	540
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	110
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	1,073
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	205	216
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	819
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	261
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	552
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	16,639
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	142
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	781
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,154
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	2,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	386
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	19,259
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	233
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	360	387
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,508
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	375	403
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	20,000	20,705
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,585	3,952
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	3,822
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,500	2,878
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	9,561
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,305	3,781
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.550%	0.610%	7/26/23	1,900	1,904
[2,3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/3/22	6,000	6,000
[2,3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	8,560	8,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,195
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.350%	3/1/23	700	697
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.450%	9/1/23	775	768
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.550%	3/1/24	840	829
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	1,032

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	465
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	879
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	852
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	797
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	824
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	842
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	724
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	761
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	822
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	802
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,250	3,253
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,000	988
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	2,150	2,118
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	979
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	6,435	6,295
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.150%	0.210%	12/2/24	4,695	4,695
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	13,525	13,525
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	15,200	15,200
				503,538
Wyoming (0.1%)
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	110	111
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	120	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	128
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	130
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	105
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	201
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	249
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	137
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	33,896
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	6,000	6,000
[4]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/23	200	208
					41,290
Total Tax-Exempt Municipal Bonds (Cost $37,593,600)					37,616,384

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[19]	Vanguard Municipal Cash Management Fund (Cost $842,094)	0.067%	8,419,481	842,117
Total Investments (99.9%) (Cost $38,435,694)				38,458,501
Other Assets and Liabilities—Net (0.1%)				29,038
Net Assets (100%)				38,487,539
Cost is in $000.
1	Securities with a value of $4,701,000 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $2,297,455,000, representing 6.0% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Step bond.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2022.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Royal Bank of Canada	$910,886,000
Barclays Bank plc	625,250,000
Toronto-Dominion Bank NA	480,755,000
Deutsche Bank AG	426,041,000
JPMorgan Chase Bank NA	379,225,000
Bank of America NA	254,280,000
Citibank NA	222,070,000
Sumitomo Mitsui Banking	179,715,000
Federal National Mortgage Association	156,475,000
PNC Bank NA	71,100,000
Other	387,511,000
Total	4,093,308,000

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2022	(1,437)	(205,244)	3,427
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	37,616,384	—	37,616,384
Temporary Cash Investments	842,117	—	—	842,117
Total	842,117	37,616,384	—	38,458,501
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,427	—	—	3,427
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.